Prospectus/Information Statement	|

Important merger information

July 7, 2022

Dear Shareholder,

On May 24-25, 2022, the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) approved the mergers outlined in the table below (the “Mergers”) and the related Agreement and Plan of Reorganization. The Mergers do not require approval by Target Fund shareholders. We are not asking you for a proxy and you are requested not to send us a proxy.

Target Fund	Acquiring Fund
Allspring Target Today Fund	Allspring Dynamic Target Today Fund
Allspring Target 2010 Fund	Allspring Dynamic Target Today Fund
Allspring Target 2015 Fund	Allspring Dynamic Target 2015 Fund
Allspring Target 2020 Fund	Allspring Dynamic Target 2020 Fund
Allspring Target 2025 Fund	Allspring Dynamic Target 2025 Fund
Allspring Target 2030 Fund	Allspring Dynamic Target 2030 Fund
Allspring Target 2035 Fund	Allspring Dynamic Target 2035 Fund
Allspring Target 2040 Fund	Allspring Dynamic Target 2040 Fund
Allspring Target 2045 Fund	Allspring Dynamic Target 2045 Fund
Allspring Target 2050 Fund	Allspring Dynamic Target 2050 Fund
Allspring Target 2055 Fund	Allspring Dynamic Target 2055 Fund
Allspring Target 2060 Fund	Allspring Dynamic Target 2060 Fund

In the Mergers, each Target Fund will transfer all of its assets and liabilities to the respective Acquiring Fund noted above in exchange for either the same or similar class of shares of the Acquiring Fund. The Mergers are expected to be tax-free reorganizations for U.S. federal income tax purposes. Immediately following the Mergers of your respective Target Fund into the corresponding Acquiring Fund, you will hold shares of the Acquiring Fund with a dollar value equal to the dollar value of the Target Fund shares you previously held. You will not incur any sales charges or similar transaction charges as a result of the Merger.

Details about your Target Fund’s and its corresponding Acquiring Fund’s investment objectives, principal investment strategies, management, past performance, principal risks, fees, and expenses, along with additional information about the Merger, are contained in the attached prospectus/information statement. Please read it carefully. If you have any questions about the Mergers or related Merger materials, please call your investment professional, trust officer, or the Allspring Funds at 1-800-222-8222.

Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen
President
Allspring Funds

ALLSPRING FUNDS TRUST

525 MARKET STREET, 12TH FLOOR, SAN FRANCISCO, CA 94105
1.800.222.8222

July 7, 2022

PROSPECTUS/INFORMATION STATEMENT

This prospectus/information statement contains information you should know before the completion of mergers of each Target Fund into the Acquiring Fund as set forth and defined in the table below, each of which is a series of Allspring Funds Trust (the “Trust”), a registered open-end management investment company (each a “Merger”, together the “Mergers”). The Merger will result in shareholders receiving shares of the Acquiring Fund in exchange for their shares of the Target Fund.

Target Fund	Acquiring Fund
Allspring Target Today Fund	Allspring Dynamic Target Today Fund
Allspring Target 2010 Fund	Allspring Dynamic Target Today Fund
Allspring Target 2015 Fund	Allspring Dynamic Target 2015 Fund
Allspring Target 2020 Fund	Allspring Dynamic Target 2020 Fund
Allspring Target 2025 Fund	Allspring Dynamic Target 2025 Fund
Allspring Target 2030 Fund	Allspring Dynamic Target 2030 Fund
Allspring Target 2035 Fund	Allspring Dynamic Target 2035 Fund
Allspring Target 2040 Fund	Allspring Dynamic Target 2040 Fund
Allspring Target 2045 Fund	Allspring Dynamic Target 2045 Fund
Allspring Target 2050 Fund	Allspring Dynamic Target 2050 Fund
Allspring Target 2055 Fund	Allspring Dynamic Target 2055 Fund
Allspring Target 2060 Fund	Allspring Dynamic Target 2060 Fund

The Target Funds and Acquiring Funds listed above are collectively referred to as the “Funds.”

Please read this prospectus/information statement carefully and retain it for future reference. Additional information concerning each Fund and Merger has been filed with the Securities and Exchange Commission (the “SEC”).

The prospectuses, statements of additional information, annual reports and semi-annual reports of each Target Fund are incorporated into this document by reference and are legally deemed to be part of this prospectus/information statement. The prospectuses, statements of additional information, annual reports and semi-annual reports of each Acquiring Fund are incorporated into this document by reference and are legally deemed to be part of this prospectus/information statement. Copies of these documents pertaining to either the Target Fund or the Acquiring Fund are available upon request without charge by writing to Allspring Funds, PO Box 219967, Kansas City, MO 64121-99676, calling 1.800.222.8222 or visiting the Allspring Funds website at allspringglobal.com.

You may also view or obtain these documents from the SEC: by phone at 1.800.SEC.0330 (duplicating fee required); in person or by mail at Public Reference Section, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549-0213 (duplicating fee required); by email at publicinfo@sec.gov (duplicating fee required); or by internet at www.sec.gov.

The SEC has not approved or disapproved these securities or determined if this prospectus/information statement is truthful or complete. Any representation to the contrary is a criminal offense.

The shares offered by this prospectus/information statement are not deposits of a bank, are not insured, endorsed or guaranteed by the FDIC or any government agency and involve investment risk, including possible loss of your original investment.

Table of Contents

Overview
Key Features of the Merger ..................................................................................................................................	1
Reasons for the Merger and Board Approval .........................................................................................................	1
Merger Summary (Objectives, Strategies, Risks, Performance, Expense, Management and Tax Information)
Target Today Fund and Target 2010 Fund into Dynamic Target Today Fund ...........................................................	2
Target 2015 Fund into Dynamic Target 2015 Fund ................................................................................................	17
Target 2020 Fund into Dynamic Target 2020 Fund ................................................................................................	28
Target 2025 Fund into Dynamic Target 2025 Fund ................................................................................................	39
Target 2030 Fund into Dynamic Target 2030 Fund ................................................................................................	50
Target 2035 Fund into Dynamic Target 2035 Fund ................................................................................................	62
Target 2040 Fund into Dynamic Target 2040 Fund ................................................................................................	72
Target 2045 Fund into Dynamic Target 2045 Fund ................................................................................................	83
Target 2050 Fund into Dynamic Target 2050 Fund ................................................................................................	94
Target 2055 Fund into Dynamic Target 2055 Fund ................................................................................................	106
Target 2060 Fund into Dynamic Target 2060 Fund ................................................................................................	116
Risk Descriptions ................................................................................................................................................	128
Management of the Funds ..................................................................................................................................	130
Merger Information
Board Considerations ..........................................................................................................................................	132
Agreement and Plan of Reorganization .................................................................................................................	134
Material U.S. Federal Income Tax Consequences of the Merger .............................................................................	135
Account Information
Share Class Eligibility ...........................................................................................................................................	144
Share Class Features ............................................................................................................................................	145
Reductions and Waivers of Sales Charge ..............................................................................................................	147
Compensation to Financial Professionals and Intermediaries ................................................................................	149
Buying and Selling Fund Shares ...........................................................................................................................	150
Exchanging Fund Shares ......................................................................................................................................	153
Frequent Purchases and Redemptions of Fund Shares ..........................................................................................	153
Distributions ........................................................................................................................................................	155
Pricing Fund Shares .............................................................................................................................................	155
Information on Shareholders' Rights ...................................................................................................................	156
Financial Statements ..........................................................................................................................................	176
Pro Forma Capitalization .....................................................................................................................................	177
Additional Information ........................................................................................................................................	186
Exhibits
Exhibit A - Agreement and Plan of Reorganization ................................................................................................	A-1

Exhibit B - Additional Acquiring Fund Information with Respect to Administrator Class Shares of the Allspring Dynamic Target Date Funds .................................................................................................................................

B-1
Exhibit C - Comparison of the Funds Fundamental Investment Policies .................................................................	C-1

OVERVIEW

This section summarizes the primary features and consequences of each Merger. This summary is qualified in its entirety by reference to the information contained elsewhere in this prospectus/information statement, in the Merger Statement of Additional Information (“Merger SAI”), in each Fund’s prospectus, in each Fund’s financial statements contained in its annual report, in each Fund’s Statement of Additional Information (“SAI”), and in the related Agreement and Plan of Reorganization (the “Plan”), a form of which is attached as Exhibit A hereto.

KEY FEATURES OF THE MERGER

The Plan sets forth the key features of the Merger covered thereby and generally provides for the following:

■	the transfer of all of the assets and liabilities of the Target Fund to the corresponding Acquiring Fund in exchange for new shares of the Acquiring Fund;

■	the assumption by the Acquiring Fund of all of the assets and liabilities of the corresponding Target Fund;

■	the liquidation of the Target Fund by distributing the shares of the corresponding Acquiring Fund to the Target Fund’s shareholders; and

■	the assumption of the costs of the Merger by Allspring Funds Management, LLC ( the “Manager” or “Funds Management”) or one of its affiliates.

The Mergers are scheduled to take place on or about August 26, 2022 (the “Closing Date”). The Mergers do not require approval by Target Fund shareholders. For a more complete description of the Mergers, see the section entitled “Merger Information - Agreement and Plan of Reorganization,” as well as Exhibit A.

REASONS FOR THE MERGER AND BOARD OF TRUSTEES APPROVAL

At a meeting held on May 24-25, 2022, the Board of Trustees of the Trust (the “Board”), which is composed entirely of Trustees who are not “interested persons” of each Target Fund, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), considered and unanimously approved each Merger.

Prior to approving the Mergers, the Board received the recommendation that the Mergers be approved from the Manager. In recommending the approval of the Mergers to the Board, the Manager noted that it considered various factors, including the overlap in portfolio management and matching investment objectives, the similarities between the strategies, the potential economies of scale possible from combining the Target and Acquiring Funds and the relative out-performance of the Acquiring Funds compared with the Target Funds. The Manager indicated to the Board that the proposal to merge each Target Fund into its respective Acquiring Fund is intended to further rationalize the product offerings of the Allspring fund family by combining target date funds with identical investment objectives and similar principal investment strategies, noting the Acquiring Fund differences of higher allocation to equities, steeper glide path and use a derivatives overlay strategy.

Before approving the Mergers, the Board reviewed information about the Funds and the Mergers. This included, among other things, a comparison of various factors, such as the relative sizes of the Funds, the performance records of the Funds, and the expenses of the Funds (including pro forma expense information of each Acquiring Fund following the Mergers), as well as the similarities and differences between the Funds’ investment objectives, principal investment strategies and specific portfolio characteristics.

The Board has concluded that each Merger would be in the best interests of each Target Fund and each Acquiring Fund, and that existing shareholders’ interests will not be diluted as a result of the Mergers. Accordingly, the Board approved the Plan on behalf of each Target Fund’s shareholders and on behalf of each Acquiring Fund’s shareholders. For further information about the considerations of the Board, please see the section entitled “Board Considerations.”

MERGER SUMMARY (OBJECTIVES, STRATEGIES, RISKS, PERFORMANCE, EXPENSE, MANAGEMENT AND TAX INFORMATION)

For each Merger, the following section provides a comparison of the Funds’ investment objectives, principal investment strategies, fundamental investment policies, risks, performance records, and expenses. It also provides information about what the management and share class structure of the Acquiring Fund will be after the Merger. The information below is only a summary; for more detailed information, please see the rest of this prospectus/information statement and each Fund’s prospectus(es) and SAI.

1 |

ALLSPRING TARGET TODAY FUND AND ALLSPRING TARGET 2010 FUND INTO ALLSPRING DYNAMIC TARGET TODAY FUND

SHARE CLASS INFORMATION

The following table illustrates the share class of the Acquiring Fund you will receive in exchange for your Target Fund shares as a result of the Merger.

If you own this class of shares of the Allspring Target Today Fund:	If you own this class of shares of the Allspring Target 2010 Fund:	You will receive this class of shares of the Allspring Dynamic Target Today Fund:
Class A	Class A	Class A
Class C	Class C	Class C
Class R1	Class R1	Class A
Class R4	Class R4	Class R4
Class R6	Class R6	Class R6
Administrator Class	Administrator Class	Administrator Class[2]
1.	Class R shareholders of the Target Fund will receive Class A shares of the Acquiring Fund, a class with similar expenses, except with respect to distribution (12b-1) fees where Class R shares has a 0.25% 12b-1 fee and Class A shares does not have a 12b-1 fee. Following the Merger, Class R shareholders of the Target Fund can continue to purchase Class A shares of the Acquiring Fund at net asset value without a sales charge.
2.	Administrator Class is a new share class of the Dynamic Target Today Fund being launched in connection with the Merger. For additional information on Administrator Class shares, please see Exhibit B.

The Acquiring Fund shares you will receive as a result of the Merger will have the same dollar value as your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are identical. For additional information on the Acquiring Fund see the section entitled “Buying, Selling and Exchanging Fund Shares.” Additional information on how you can buy, sell or exchange shares of each Fund is available in the Funds’ prospectuses and SAI. In addition, the distribution policies for the Funds are the same.

INVESTMENT OBJECTIVE AND STRATEGY COMPARISON

The following section compares the investment objectives, principal investment strategies and fundamental investment policies of the Funds. The investment objectives of the Funds may be changed without shareholder approval.

The Funds’ investment objectives are identical in that each Fund seeks total return over time, consistent with its strategic target asset allocation.

The Funds’ principal investment strategies are substantially similar as each Fund invests in underlying funds, which in turn, invest in a combination of securities to gain exposure to the following asset classes: equity and fixed income (including money market securities). The Acquiring Fund employs a derivatives overlay strategy while the Target Fund does not employ such a strategy. In addition, the Acquiring Fund has a higher allocation to equity securities than the Target Fund.

Allspring Target Today Fund	Allspring Dynamic Target Today Fund
INVESTMENT OBJECTIVES	INVESTMENT OBJECTIVES
The Fund seeks total return over time, consistent with its strategic target asset allocation.	The Fund seeks total return over time, consistent with its strategic target allocation.
PRINCIPAL INVESTMENT STRATEGIES	PRINCIPAL INVESTMENT STRATEGIES

The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to the following asset classes: equity and fixed income (including money market securities). The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes.

The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to get exposure to the following asset classes: equity and fixed income (including money market securities). The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes.

 | 2

Allspring Target Today Fund	Allspring Dynamic Target Today Fund

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. A portion of the equity exposure is dedicated to low volatility equities. The U.S. large- and small-capitalization companies, international developed markets, emerging markets and low volatility allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics)commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Dow Jones U.S. Select REIT index, a float-adjusted market-capitalization weighted index designed to serve as a proxy for direct real estate investment.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The U.S. large- and small-capitalization companies, international developed markets and emerging markets allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Dow Jones U.S. Select REIT index, a float-adjusted market-capitalization weighted index designed to serve as a proxy for direct real estate investment.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations will be managed to replicate the performance of the Bloomberg U.S. Treasury Inflation-Linked 1-10 Year Bond Index and the Bloomberg U.S. Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. The investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg U.S. Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg U.S. Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations will be managed to replicate the performance of the Bloomberg U.S. Treasury Inflation-Linked 1-10 Year Bond Index and the Bloomberg U.S.Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation.

The investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg U.S. Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg U.S. Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries.

The “Today” designation in the Fund’s name is meant to indicate that the Fund is primarily designed for investors either in retirement and/or currently gradually withdrawing funds from their investments. The Fund does not decrease its equity holdings in an attempt to become increasingly conservative over time, but rather maintains a strategic target allocation to equity and fixed income securities (including money market instruments) in the weights of 30% and 70%, respectively.

The “Today” designation in the Fund’s name is meant to indicate that the Fund is primarily designed for investors either in retirement and/or currently withdrawing funds from their investments. The Fund does not decrease its equity holdings in an attempt to become increasingly conservative over time, but rather maintains a strategic target allocation to equity and fixed income securities (including money market instruments) in the weights of 40% and 60%, respectively.

At their discretion, the Fund’s portfolio managers may make changes to the Fund’s asset allocation.

3 |

Allspring Target Today Fund	Allspring Dynamic Target Today Fund
Not in the Fund’s strategy.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The TAA Overlay seeks to improve the Fund’s risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The VMO seeks to keep the Fund’s short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio’s effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio’s effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. TRM is a quantitatively driven, structured hedging component developed to help reduce portfolio losses during severe market downturns. TRM will only seek to decrease market exposure under certain market conditions. When a portfolio breaches a certain value on the downside, downside protection (or hedge) may be added to decrease market exposure using futures. This component also systematically takes hedge profit by reducing downside protection after a severe portfolio decline.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

Allspring Target 2010 Fund	Allspring Dynamic Target Today Fund
INVESTMENT OBJECTIVES	INVESTMENT OBJECTIVES
The Fund seeks total return over time, consistent with its strategic target asset allocation.	The Fund seeks total return over time, consistent with its strategic target allocation.
PRINCIPAL INVESTMENT STRATEGIES	PRINCIPAL INVESTMENT STRATEGIES

The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to get exposure to the following asset classes: equity and fixed income (including money market securities). The Fund’s investment strategy is to diversify the Fund’s investments among these asset classes.

 | 4

Allspring Target 2010 Fund	Allspring Dynamic Target Today Fund

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. A portion of the equity exposure is dedicated to low volatility equities. The U.S. large- and small-capitalization companies, international developed markets, emerging markets and low volatility allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Dow Jones U.S. Select REIT index, a float-adjusted market-capitalization weighted index designed to serve as a proxy for direct real estate investment.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The U.S. large- and small-capitalization companies, international developed markets and emerging markets allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Dow Jones U.S. Select REIT index, a float-adjusted market-capitalization weighted index designed to serve as a proxy for direct real estate investment.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations, will be managed to replicate the performance of the Bloomberg U.S. Treasury Inflation-Linked 1-10 Year Bond Index and the Bloomberg U.S. Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. The investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg U.S. Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg U.S. Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations will be managed to replicate the performance of the Bloomberg U.S. Treasury Inflation-Linked 1-10 Year Bond Index and the Bloomberg U.S.Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation.

The investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg U.S. Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg U.S. Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries.

5 |

Allspring Target 2010 Fund	Allspring Dynamic Target Today Fund

The Fund is primarily designed for investors who retired and/or began to gradually withdraw funds around its target date of 2010. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2010 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

The “Today” designation in the Fund’s name is meant to indicate that the Fund is primarily designed for investors either in retirement and/or currently withdrawing funds from their investments. The Fund does not decrease its equity holdings in an attempt to become increasingly conservative over time, but rather maintains a strategic target allocation to equity and fixed income securities (including money market instruments) in the weights of 40% and 60%, respectively.

At their discretion, the Fund’s portfolio managers may make changes to the Fund’s asset allocation.

Not in the Fund’s strategy.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The TAA Overlay seeks to improve the Fund’s risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The VMO seeks to keep the Fund’s short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio’s effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio’s effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. TRM is a quantitatively driven, structured hedging component developed to help reduce portfolio losses during severe market downturns. TRM will only seek to decrease market exposure under certain market conditions. When a portfolio breaches a certain value on the downside, downside protection (or hedge) may be added to decrease market exposure using futures. This component also systematically takes hedge profit by reducing downside protection after a severe portfolio decline.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

 | 6

Except as noted above with respect to the Funds’ 80% policies, the fundamental investment policies of the Funds, which may only be changed with shareholder approval, are identical. For a comparative chart of the Funds’ fundamental investment policies, please see Exhibit C.

PRINCIPAL RISK COMPARISON

The principal risks of the Target Fund are similar, but not identical, to those of the Acquiring Fund due to the similarity of the Funds’ investment objectives and principal investment strategies, as noted above.

The table below compares the principal risk factors of the Target Fund with those of the Acquiring Fund. These risks are described in the section entitled “Risk Descriptions.”

Allspring Target Today Fund	Allspring Target 2010 Fund	Allspring Dynamic Target Today Fund
Debt Securities Risk	Debt Securities Risk	Debt Securities Risk
Not subject to Derivatives Risk	Not subject to Derivatives Risk	Derivatives Risk
Emerging Markets Risk	Emerging Markets Risk	Emerging Markets Risk
Equity Securities Risk	Equity Securities Risk	Equity Securities Risk
Not subject to Foreign Currency Contracts Risk	Not subject to Foreign Currency Contracts Risk	Foreign Currency Contracts Risk
Foreign Investment Risk	Foreign Investment Risk	Foreign Investment Risk
Not subject to Futures Contracts Risk	Not subject to Futures Contracts Risk	Futures Contracts Risk
High Yield Securities Risk	High Yield Securities Risk	High Yield Securities Risk
Inflation-Indexed Debt Securities Risk	Inflation-Indexed Debt Securities Risk	Inflation-Indexed Debt Securities Risk
Management Risk	Management Risk	Management Risk
Market Risk	Market Risk	Market Risk
Mortgage- and Asset-Backed Securities Risk	Mortgage- and Asset-Backed Securities Risk	Mortgage- and Asset-Backed Securities Risk
Real Estate Securities Risk	Real Estate Securities Risk	Real Estate Securities Risk
Smaller Company Securities Risk	Smaller Company Securities Risk	Smaller Company Securities Risk
Target Date Fund Risk	Target Date Fund Risk	Target Date Fund Risk
Underlying Funds Risk	Underlying Funds Risk	Underlying Funds Risk
U.S. Government Obligations Risk	U.S. Government Obligations Risk	U.S. Government Obligations Risk

The Funds have other investment policies, practices and restrictions which, together with their related risks, are set forth in the Funds’ prospectuses and SAI.

FUND PERFORMANCE COMPARISON

The following bar charts and tables illustrate how each Fund’s returns have varied from year to year and compare each Fund’s returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for the Funds on the Allspring Funds website at allspringglobal.com. Following the Merger, the Acquiring Fund will be the accounting and performance survivor.

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Calendar Year Total Returns for Class A Shares (%) for the Allspring Target Today Fund
(Returns do not reflect sales charges and would be lower if they did)

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Highest Quarter: June 30, 2020	7.64%
Lowest Quarter: March 31, 2020	-6.93%
Year-to-date total return as of June 30, 2022 is -12.74%

Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	3/1/1994	-0.84%	4.38%	3.08%
Class A (after taxes on distributions)	3/1/1994	-3.32%	2.01%	1.55%
Class A (after taxes on distributions and the sale of Fund Shares)	3/1/1994	0.29%	2.83%	2.00%
Class C (before taxes)	12/1/1998	3.49%	4.84%	2.91%
Class R (before taxes)[1]	6/28/2013	4.91%	5.51%	3.52%
Class R4 (before taxes)[2]	11/30/2012	5.51%	5.86%	4.00%
Class R6 (before taxes)	6/30/2004	5.70%	6.10%	4.18%
Administrator Class (before taxes)	11/8/1999	5.29%	5.73%	3.82%
S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)[3]		5.11%	6.52%	5.59%
Target Today Blended Index (reflects no deduction for fees, expenses, or taxes)[4]		5.61%	-	-
1.	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to the Class R shares.
2.	Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class R4 shares.
3.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
4.	Source: Allspring Funds Management, LLC. The Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. You cannot invest directly in an index.

 | 8

Calendar Year Total Returns for Class A Shares (%) for the Allspring Target 2010 Fund
(Returns do not reflect sales charges and would be lower if they did)

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Highest Quarter: June 30, 2020	7.85%
Lowest Quarter: March 31, 2020	-7.11%
Year-to-date total return as of June 30, 2022 is -12.74%

Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	3/1/1994	-0.84%	4.53%	3.45%
Class A (after taxes on distributions)	3/1/1994	-3.25%	2.09%	1.72%
Class A (after taxes on distributions and the sale of Fund Shares)	3/1/1994	0.28%	2.94%	2.24%
Class C (before taxes)	12/1/1998	3.46%	5.01%	3.28%
Class R (before taxes)[1]	6/28/2013	4.98%	5.73%	3.92%
Class R4 (before taxes)[2]	11/30/2012	5.65%	6.13%	4.43%
Class R6 (before taxes)	6/30/2004	5.72%	6.27%	4.56%
Administrator Class (before taxes)	11/8/1999	5.43%	5.90%	4.19%
S&P Target Date 2010 Index (reflects no deduction for fees, expenses, or taxes)[3]		6.54%	7.36%	6.55%
Target 2010 Blended Index (reflects no deduction for fees, expenses, or taxes)[4]		5.63%	-	-
1.	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to the Class R shares.
2.	Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class R4 shares.
3.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
4.	Source: Allspring Funds Management, LLC. The Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. You cannot invest directly in an index.

9 |

Calendar Year Total Returns for Class A Shares (%) for the Allspring Dynamic Target Today Fund
(Returns do not reflect sales charges and would be lower if they did)

|

Highest Quarter: June 30, 2020	7.97%
Lowest Quarter: March 31, 2020	-6.78%
Year-to-date total return as of June 30, 2022 is -14.68%

Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	Since inception
Class A (before taxes)	11/30/2015	1.75%	6.66%	5.99%
Class A (after taxes on distributions)	11/30/2015	-0.83%	4.93%	4.44%
Class A (after taxes on distributions and the sale of Fund Shares)	11/30/2015	1.84%	4.69%	4.21%
Class C (before taxes)	11/30/2015	6.13%	7.45%	6.49%
Class R4 (before taxes)	11/30/2015	8.28%	8.25%	7.36%
Class R6 (before taxes)	11/30/2015	8.42%	8.41%	7.51%
S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)[1]		5.11%	6.52%	6.01%
Dynamic Target Today Blended Index (reflects no deduction for fees, expenses, or taxes)[2]		7.63%	-	-
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

SHAREHOLDER FEE AND FUND EXPENSE COMPARISON

This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund.

For information about the share class of the Acquiring Fund that you will receive in connection with the Merger, please see the section entitled “Share Class Information” above.

The following table entitled “Shareholder Fees” allows you to compare the maximum sales charges of the Funds and includes a Pro Forma column that shows you what the sales charges will be assuming the Merger takes place. The sales

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charges for each class of shares of the Target Fund are identical to those of the class of shares of the Acquiring Fund. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of Allspring Funds. More information about these and other discounts is available in the “Reductions and Waivers of Sales Charges” section of this prospectus/information statement and from your financial professional and in the Funds’ prospectuses.

The following table entitled “Annual Fund Operating Expenses” allows you to compare the annual operating expenses of the Funds. The total annual fund operating expenses for both Funds set forth in the following table are based on the actual expenses incurred for each Fund’s fiscal year ended February 28, 2022. Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses. The pro forma expense column shows you what the total annual fund operating expenses (before and after waiver) would have been for the Acquiring Fund for the twelve-month period ended February 28, 2022, assuming both Mergers had taken place at the beginning of that period.

Shareholder Fees (fees paid directly from your investment)
	Allspring Target Today Fund (Pre-Merger)	Allspring Target 2010 Fund (Pre-Merger)	Allspring Dynamic Target Today Fund (Pre-Merger)	Allspring Dynamic Target Today Fund (Pro Forma)
Class A
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	5.75%	5.75%	5.75%
Maximum deferred sales charge (load) (as a percentage of the offering price)	None[1]	None[1]	None[1]	None[1]
Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	1.00%	1.00%	1.00%	1.00%
Class R
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	N/A	None[2]
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	None	N/A	None[2]
Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	None	None	None
Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	None	None

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Shareholder Fees (fees paid directly from your investment)
	Allspring Target Today Fund (Pre-Merger)	Allspring Target 2010 Fund (Pre-Merger)	Allspring Dynamic Target Today Fund (Pre-Merger)	Allspring Dynamic Target Today Fund (Pro Forma)
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	None	None	None
Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	N/A3	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	None	N/A3	None
1.	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months from the date of purchase.
2.	Following the Merger, Class R shareholders of the Target Fund can continue to purchase Class A shares of the Acquiring Fund at net asset value without a sales charge.
3.	The Acquiring Fund does not currently offer this share class but will add Administrator Class in connection with the Merger.

	Allspring Target Today Fund (Pre-Merger)	Allspring Target 2010 Fund (Pre-Merger)	Allspring Target Today Fund (Pre-Merger)	Allspring Target 2010 Fund (Pre-Merger)	Allspring Dynamic Target Today Fund (Pre-Merger)	Allspring Dynamic Target Today Fund (Proforma)
	Class A	Class A	Class R	Class R	Class A	Class A
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	0.00%	0.00%	0.25%	0.25%	0.00%	0.00%
Other Expenses	0.68%	0.70%	0.68%	0.70%	2.08%	0.58%
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.10%	0.09%
Total Annual Fund Operating Expenses	0.87%	0.89%	1.12%	1.14%	2.28%	0.77%
Waiver of Fund Expenses	(0.27)%	(0.29)%	(0.27)%	(0.29)%	(1.68)%	(0.17)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.60%[1]	0.60%[1]	0.85%[2]	0.85%[2]	0.60%[3]	0.60%[4]
Class C
Management Fees	0.10%	0.10%			0.10%	0.10%
Distribution (12b-1) Fees	0.75%	0.75%			0.75%	0.75%
Other Expenses	0.68%	0.70%			2.08%	0.58%
Acquired Fund Fees and Expenses	0.09%	0.09%			0.10%	0.09%
Total Annual Fund Operating Expenses	1.62%	1.64%			3.03%	1.52%
Waiver of Fund Expenses	(0.27)%	(0.29)%			(1.68)%	(0.17)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	1.35%[5]	1.35%[5]			1.35%[6]	1.35%[7]
Administrator Class
Management Fees	0.10%	0.10%			N/A	0.10%
Distribution (12b-1) Fees	0.00%	0.00%			N/A	0.00%

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	Allspring Target Today Fund (Pre-Merger)	Allspring Target 2010 Fund (Pre-Merger)	Allspring Target Today Fund (Pre-Merger)	Allspring Target 2010 Fund (Pre-Merger)	Allspring Dynamic Target Today Fund (Pre-Merger)	Allspring Dynamic Target Today Fund (Proforma)
Other Expenses	0.60%	0.62%			N/A	0.50%
Acquired Fund Fees and Expenses	0.09%	0.09%			N/A	0.09%
Total Annual Fund Operating Expenses	0.79%	0.81%			N/A	0.69%
Waiver of Fund Expenses	(0.30)%	(0.32)%			N/A	(0.20)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.49%[8]	0.49%[8]			N/A	0.49%[9]
Class R4
Management Fees	0.10%	0.10%			0.10%	0.10%
Distribution (12b-1) Fees	0.00%	0.00%			0.00%	0.00%
Other Expenses	0.40%	0.42%			1.80%	0.30%
Acquired Fund Fees and Expenses	0.09%	0.09%			0.10%	0.09%
Total Annual Fund Operating Expenses	0.59%	0.61%			2.00%	0.49%
Waiver of Fund Expenses	(0.30)%	(0.32)%			(1.71)%	(0.20)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.29%[10]	0.29%[10]			0.29%[11]	0.29%[12]
Class R6
Management Fees	0.10%	0.10%			0.10%	0.10%
Distribution (12b-1) Fees	0.00%	0.00%			0.00%	0.00%
Other Expenses	0.25%	0.27%			1.65%	0.15%
Acquired Fund Fees and Expenses	0.09%	0.09%			0.10%	0.09%
Total Annual Fund Operating Expenses	0.44%	0.46%			1.85%	0.34%
Waiver of Fund Expenses	(0.30)%	(0.32)%			(1.71)%	(0.20)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.14%[13]	0.14%[13]			0.14%[14]	0.14%[15]
1.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
2.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.85% for Class R. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
3.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

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4.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
5.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
6.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
7.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
8.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
9.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
10.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
11.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
12.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
13.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
14.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
15.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.14%

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for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Examples of Fund Expenses

The examples below are intended to help you compare the costs of investing in the Target Fund with the costs of investing in the Acquiring Fund, both before and after the Merger, and are for illustration only. The examples assume a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same, as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the examples assume that such waivers or reimbursements will only be in place through the one year period for the Target Fund and the two year period for the Acquiring Fund (both pre-merger and pro forma). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Allspring Target Today Fund (Pre-Merger)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$633	$811	$1,005	$1,562
Class C	$237	$485	$856	$1,899
Administrator Class	$50	$222	$409	$950
Class R	$87	$329	$591	$1,339
Class R4	$30	$159	$299	$709
Class R6	$14	$111	$216	$525
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$137	$485	$856	$1,899

Allspring Target 2010 Fund (Pre-Merger)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$633	$815	$1,013	$1,583
Class C	$237	$489	$864	$1,919
Administrator Class	$50	$227	$418	$972
Class R	$87	$333	$600	$1,360
Class R4	$30	$163	$308	$732
Class R6	$14	$115	$226	$548
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$137	$489	$864	$1,919

Allspring Dynamic Target Today Fund (Pre-Merger)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$633	$931	$1,425	$2,783
Class C	$237	$609	$1,286	$3,098
Class R4	$30	$283	$749	$2,040
Class R6	$14	$236	$669	$1,877
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$137	$609	$1,286	$3,098

Allspring Dynamic Target Today Fund (Proforma)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$633	$774	$946	$1,444

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Allspring Dynamic Target Today Fund (Proforma)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$237	$446	$796	$1,783
Administrator Class	$50	$179	$344	$820
Class R4	$30	$116	$233	$576
Class R6	$14	$68	$150	$390
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$137	$446	$796	$1,783

Each Fund has a shareholder servicing fee of up to 0.25% for Class A and Administrator Class shares and 0.10% for Class R4 shares. Class C shares of each Fund have a shareholder servicing fee of 0.25% and a distribution fee (12b-1 fee) of 0.75%. Class R shares of the Target Fund have a shareholder servicing fee of 0.25% and a distribution fee (12b-1 fee) of 0.25%. Class R6 shares do not pay a shareholder servicing fee.

FUND MANAGEMENT INFORMATION

Allspring Dynamic Target Today Fund
Investment Manager	Allspring Funds Management, LLC
Investment Sub-adviser	Allspring Global Investments, LLC
Portfolio Manager, Title/Managed Since	Kandarp R. Acharya, CFA, FRM, Portfolio Manager / 2015 Petros N. Bocray, CFA, FRM, Portfolio Manager / 2016 Travis Keshemberg, CFA, CIPM, FRM, Portfolio Manager / 2022

TAX INFORMATION

It is expected that the Mergers will qualify as a tax-free “reorganization” for U.S. federal income tax purposes under Section 368(a) of the Internal Revenue Code of 1986, as amended. A receipt of an opinion substantially to that effect from Troutman Pepper Hamilton Sanders LLP, tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. As a tax-free reorganization, the Merger will not be taxable to the Acquiring Fund, the Target Fund or their shareholders for U.S. federal income tax purposes. Even though the Merger is expected to be tax-free, because the Merger will end the tax year of the Target Fund, the Merger may accelerate taxable distributions from the Target Fund to its shareholders.

The cost basis and holding period of the Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger, in each case for U.S. federal income tax purposes. At any time prior to the consummation of the Merger, a shareholder may redeem shares, usually resulting in recognition of a gain or loss for U.S. federal income tax purposes to the redeeming shareholder if the shareholder holds the shares in a taxable account.

A Fund’s net capital losses realized are permitted to be carried forward indefinitely to offset future capital gain. The Target Fund may be presently entitled to significant net capital loss carryforwards for U.S. federal income tax purposes, as detailed in “Material U.S. Federal Income Tax Consequences of the Merger.”

Before the Closing Date, the Target Fund expects to sell a portion of its portfolio securities in connection with repositioning its portfolio in anticipation of the Merger. These transactions will result in additional transaction costs to the Target Fund and may result in increased taxable distributions to shareholders of the Target Fund. In addition, it is expected that the Acquiring Fund may experience transaction costs immediately following the Merger in connection with securities transactions necessary to realign investments received from the Target Funds. Potential transaction costs are estimated to be approximately $19K (representing approximately 0.04%) for the Target Today merger and approximately $19K (representing approximately 0.04%) for the Target 2010 merger. This estimate of transaction costs is predicated on an assumption that the Target Funds are expected to sell approximately 15% of their respective portfolios. Transaction costs are dependent on market conditions and actual securities traded; costs could be higher or lower for securities based on liquidity. We expect the transition to occur over a two week period to take advantage of market liquidity and minimize trading costs. Understanding that there is a cost to trading, the portfolio management teams and traders will make every effort to minimize transaction costs. These potential transactions are estimated to

 | 16

result in possible net realized gains of $0.8 million (approximately $0.14 per share) for the Target Today Fund and $2.6 million (approximately $0.56 per share) for the Target 2010 Fund. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Target Fund’s basis in such assets. Any net realized capital gain from sales that occur prior to the Merger will be distributed to the Target Fund’s shareholders as capital gain distributions (to the extent of the excess of net long-term capital gain over net short-term capital loss) and/or ordinary dividends (to the extent of the excess of net short-term capital gain over net long-term capital loss) during or with respect to the year of sale (after reduction by any available capital loss carryforwards), and such distributions will be taxable to shareholders. This portfolio turnover would be in addition to the portfolio turnover that would be experienced by the Acquiring Fund following the Merger in connection with its normal investment operations. As of March 31, 2022, the Target Today Fund’s assets were approximately $47.5 million and as of this date the Target Today Fund had net unrealized gains of $5.1 million while the Target 2010 Fund’s assets were approximately $46.9 million and as of this date the Target 2010 Fund had net unrealized gains of $17.6 million. In addition, it is expected that the Target Fund may hold a larger amount of cash during this period in connection with repositioning its portfolio. As a result, the Fund may not be invested pursuant to its principal investment strategies.

Certain other U.S. federal income tax consequences are discussed below under “Material U.S. Federal Income Tax Consequences of the Merger.”

ALLSPRING TARGET 2015 FUND INTO ALLSPRING DYNAMIC TARGET 2015 FUND

SHARE CLASS INFORMATION

The following table illustrates the share class of the Acquiring Fund you will receive in exchange for your Target Fund shares as a result of the Merger.

If you own this class of shares of the Allspring Target 2015 Fund:	You will receive this class of shares of the Allspring Dynamic Target 2015 Fund[1]:
Class A	Class A
Class R2	Class A
Class R4	Class R4
Class R6	Class R6
Administrator Class	Administrator Class[3]
1.	The Acquiring Fund also offers Class C shares. This class is not involved in the Merger.
2.	Class R shareholders of the Target Fund will receive Class A shares of the Acquiring Fund, a class with similar expenses, except with respect to distribution (12b-1) fees where Class R shares has a 0.25% 12b-1 fee and Class A shares does not have a 12b-1 fee. Following the Merger, Class R shareholders of the Target Fund can continue to purchase Class A shares of the Acquiring Fund at net asset value without a sales charge.
3.	Administrator Class is a new share class of the Dynamic Target 2015 Fund being launched in connection with the Merger. For additional information on Administrator Class shares, please see Exhibit B.

The Acquiring Fund shares you will receive as a result of the Merger will have the same dollar value as your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are identical. For additional information on the Acquiring Fund see the section entitled “Buying, Selling and Exchanging Fund Shares.” Additional information on how you can buy, sell or exchange shares of each Fund is available in the Funds’ prospectuses and SAI. In addition, the distribution policies for the Funds are the same.

INVESTMENT OBJECTIVE AND STRATEGY COMPARISON

The following section compares the investment objectives, principal investment strategies and fundamental investment policies of the Funds. The investment objectives of the Funds may be changed without shareholder approval.

The Funds’ investment objectives are identical in that each Fund seeks total return over time, consistent with its strategic target asset allocation.

The Funds’ principal investment strategies are substantially similar as each Fund invests in underlying funds, which in turn, invest in a combination of securities to gain exposure to the following asset classes: equity and fixed income (including money market securities). The Acquiring Fund employs a derivatives overlay strategy while the Target Fund

17 |

does not employ such a strategy. In addition, the Acquiring Fund has a higher allocation to equity securities and deploys a more aggressive glide path than the Target Fund.

Allspring Target 2015 Fund	Allspring Dynamic Target 2015 Fund
INVESTMENT OBJECTIVES	INVESTMENT OBJECTIVES
The Fund seeks total return over time, consistent with its strategic target asset allocation.	The Fund seeks total return over time, consistent with its strategic target allocation.
PRINCIPAL INVESTMENT STRATEGIES	PRINCIPAL INVESTMENT STRATEGIES

The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. A portion of the equity exposure is dedicated to low volatility equities. The U.S. large- and small-capitalization companies, international developed markets, emerging markets and low volatility allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Dow Jones U.S. Select REIT index, a float-adjusted market-capitalization weighted index designed to serve as a proxy for direct real estate investment.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The U.S. large- and small-capitalization companies, international developed markets and emerging markets allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Dow Jones U.S. Select REIT index, a float-adjusted market-capitalization weighted index designed to serve as a proxy for direct real estate investment.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations, will be managed to replicate the performance of the Bloomberg U.S. Treasury Inflation-Linked 1-10 Year Bond Index and the Bloomberg U.S. Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. The investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg U.S. Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg U.S. Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations will be managed to replicate the performance of the Bloomberg U.S. Treasury Inflation-Linked 1-10 Year Bond Index and the Bloomberg U.S. Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation.

The investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg U.S. Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg U.S. Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries.

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Allspring Target 2015 Fund	Allspring Dynamic Target 2015 Fund

The Fund is primarily designed for investors who retired and/or began to gradually withdraw funds around its target date of 2015. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2015 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2015. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2015 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.

Not in the Fund’s strategy.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The TAA Overlay seeks to improve the Fund’s risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The VMO seeks to keep the Fund’s short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio’s effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio’s effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. TRM is a quantitatively driven, structured hedging component developed to help reduce portfolio losses during severe market downturns. TRM will only seek to decrease market exposure under certain market conditions. When a portfolio breaches a certain value on the downside, downside protection (or hedge) may be added to decrease market exposure using futures. This component also systematically takes hedge profit by reducing downside protection after a severe portfolio decline.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

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Except as noted above with respect to the Funds’ 80% policies, the fundamental investment policies of the Funds, which may only be changed with shareholder approval, are identical. For a comparative chart of the Funds’ fundamental investment policies, please see Exhibit C.

PRINCIPAL RISK COMPARISON

The principal risks of the Target Fund are similar, but not identical, to those of the Acquiring Fund due to the similarity of the Funds’ investment objectives and principal investment strategies, as noted above.

The table below compares the principal risk factors of the Target Fund with those of the Acquiring Fund. These risks are described in the section entitled “Risk Descriptions.”

Allspring Target 2015 Fund	Allspring Dynamic Target 2015 Fund
Debt Securities Risk	Debt Securities Risk
Not subject to Derivatives Risk	Derivatives Risk
Emerging Markets Risk	Emerging Markets Risk
Equity Securities Risk	Equity Securities Risk
Not subject to Foreign Currency Contracts Risk	Foreign Currency Contracts Risk
Foreign Investment Risk	Foreign Investment Risk
Not subject to Futures Contracts Risk	Futures Contracts Risk
High Yield Securities Risk	High Yield Securities Risk
Inflation-Indexed Debt Securities Risk	Inflation-Indexed Debt Securities Risk
Management Risk	Management Risk
Market Risk	Market Risk
Mortgage- and Asset-Backed Securities Risk	Mortgage- and Asset-Backed Securities Risk
Real Estate Securities Risk	Real Estate Securities Risk
Smaller Company Securities Risk	Smaller Company Securities Risk
Target Date Fund Risk	Target Date Fund Risk
Underlying Funds Risk	Underlying Funds Risk
U.S. Government Obligations Risk	U.S. Government Obligations Risk

The Funds have other investment policies, practices and restrictions which, together with their related risks, are set forth in the Funds’ prospectuses and SAI.

FUND PERFORMANCE COMPARISON

The following bar charts and tables illustrate how each Fund’s returns have varied from year to year and compare each Fund’s returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for the Funds on the Allspring Funds website at allspringglobal.com. Following the Merger, the Acquiring Fund will be the accounting and performance survivor.

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Calendar Year Total Returns for Class A Shares (%) for the Allspring Target 2015 Fund
(Returns do not reflect sales charges and would be lower if they did)

|

Highest Quarter: June 30, 2020	8.55%
Lowest Quarter: March 31, 2020	-8.38%
Year-to-date total return as of June 30, 2022 is -13.25%

Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	11/30/2012	0.22%	5.13%	4.24%
Class A (after taxes on distributions)	11/30/2012	-2.97%	1.51%	2.01%
Class A (after taxes on distributions and the sale of Fund Shares)	11/30/2012	1.20%	3.16%	2.78%
Class R (before taxes)[2]	6/28/2013	6.03%	6.35%	4.71%
Class R4 (before taxes)[3]	11/30/2012	6.82%	6.73%	5.21%
Class R6 (before taxes)	6/29/2007	6.91%	6.88%	5.33%
Administrator Class (before taxes)	6/29/2007	6.51%	6.53%	4.98%
S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)[4]		8.01%	8.08%	7.43%
Target 2015 Blended Index (reflects no deduction for fees, expenses, or taxes)[5]		6.66%	-	-
1.	Historical performance shown for the Class A shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class A shares.
2.	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to the Class R shares.
3.	Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class R4 shares.
4.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
5.	Source: Allspring Funds Management, LLC. The Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. You cannot invest directly in an index.

21 |

Calendar Year Total Returns for Class A Shares (%) for the Allspring Dynamic Target 2015 Fund
(Returns do not reflect sales charges and would be lower if they did)

|

Highest Quarter: June 30, 2020	8.62%
Lowest Quarter: March 31, 2020	-8.80%
Year-to-date total return as of June 30, 2022 is -15.53%

Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	Since inception
Class A (before taxes)	11/30/2015	3.45%	7.58%	6.81%
Class A (after taxes on distributions)	11/30/2015	0.64%	5.70%	5.12%
Class A (after taxes on distributions and the sale of Fund Shares)	11/30/2015	2.97%	5.41%	4.85%
Class C (before taxes)	11/30/2015	7.94%	8.40%	7.31%
Class R4 (before taxes)	11/30/2015	10.12%	9.19%	8.17%
Class R6 (before taxes)	11/30/2015	10.36%	9.37%	8.34%
S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)[1]		8.01%	8.08%	7.48%
Dynamic Target 2015 Blended Index (reflects no deduction for fees, expenses, or taxes)[2]		9.25%	-	-
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

SHAREHOLDER FEE AND FUND EXPENSE COMPARISON

This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund.

For information about the share class of the Acquiring Fund that you will receive in connection with the Merger, please see the section entitled “Share Class Information” above.

The following table entitled “Shareholder Fees” allows you to compare the maximum sales charges of the Funds and includes a Pro Forma column that shows you what the sales charges will be assuming the Merger takes place. The sales

 | 22

charges for each class of shares of the Target Fund are identical to those of the class of shares of the Acquiring Fund. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of Allspring Funds. More information about these and other discounts is available in the “Reductions and Waivers of Sales Charges” section of this prospectus/information statement and from your financial professional and in the Funds’ prospectuses.

The following table entitled “Annual Fund Operating Expenses” allows you to compare the annual operating expenses of the Funds. The total annual fund operating expenses for both Funds set forth in the following table are based on the actual expenses incurred for each Fund’s fiscal year ended February 28, 2022. Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses. The pro forma expense column shows you what the total annual fund operating expenses (before and after waiver) would have been for the Acquiring Fund for the twelve-month period ended February 28, 2022, assuming the Merger had taken place at the beginning of that period.

Shareholder Fees (fees paid directly from your investment)
	Allspring Target 2015 Fund (Pre-Merger)	Allspring Dynamic Target 2015 Fund (Pre-Merger)	Allspring Dynamic Target 2015 Fund (Pro Forma)
Class A
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	5.75%	5.75%
Maximum deferred sales charge (load) (as a percentage of the offering price)	None[1]	None[1]	None[1]
Class R
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	N/A	None[2]
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	N/A	None[2]
Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	None	None
Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	None	None
Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	N/A3	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	N/A3	None
1.	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months from the date of purchase.
2.	Following the Merger, Class R shareholders of the Target Fund can continue to purchase Class A shares of the Acquiring Fund at net asset value without a sales charge.
3.	The Acquiring Fund does not currently offer this share class but will add Administrator Class in connection with the Merger.

23 |

	Allspring Target 2015 Fund (Pre-Merger)	Allspring Target 2015 Fund (Pre-Merger)	Allspring Dynamic Target 2015 Fund (Pre-Merger)	Allspring Dynamic Target 2015 Fund (Proforma)
	Class A	Class R	Class A	Class A
Management Fees	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	0.00%	0.25%	0.00%	0.00%
Other Expenses	0.69%	0.69%	2.21%	0.68%
Acquired Fund Fees and Expenses	0.09%	0.09%	0.10%	0.09%
Total Annual Fund Operating Expenses	0.88%	1.13%	2.41%	0.87%
Waiver of Fund Expenses	(0.28)%	(0.28)%	(1.81)%	(0.27)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.60%[1]	0.85%[2]	0.60%[3]	0.60%[4]
Class C
Management Fees			0.10%	0.10%
Distribution (12b-1) Fees			0.75%	0.75%
Other Expenses			2.21%	0.68%
Acquired Fund Fees and Expenses			0.10%	0.09%
Total Annual Fund Operating Expenses			3.16%	1.62%
Waiver of Fund Expenses			(1.81)%	(0.27)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver			1.35%[5]	1.35%[6]
Administrator Class
Management Fees	0.10%		N/A	0.10%
Distribution (12b-1) Fees	0.00%		N/A	0.00%
Other Expenses	0.61%		N/A	0.60%
Acquired Fund Fees and Expenses	0.09%		N/A	0.09%
Total Annual Fund Operating Expenses	0.80%		N/A	0.79%
Waiver of Fund Expenses	(0.31)%		N/A	(0.30)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.49%[7]		N/A	0.49%[8]
Class R4
Management Fees	0.10%		0.10%	0.10%
Distribution (12b-1) Fees	0.00%		0.00%	0.00%
Other Expenses	0.41%		1.93%	0.40%
Acquired Fund Fees and Expenses	0.09%		0.10%	0.09%
Total Annual Fund Operating Expenses	0.60%		2.13%	0.59%
Waiver of Fund Expenses	(0.31)%		(1.84)%	(0.30)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.29%[9]		0.29%[10]	0.29%[11]
Class R6
Management Fees	0.10%		0.10%	0.10%
Distribution (12b-1) Fees	0.00%		0.00%	0.00%
Other Expenses	0.26%		1.78%	0.25%
Acquired Fund Fees and Expenses	0.09%		0.10%	0.09%
Total Annual Fund Operating Expenses	0.45%		1.98%	0.44%
Waiver of Fund Expenses	(0.31)%		(1.84)%	(0.30)%

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	Allspring Target 2015 Fund (Pre-Merger)	Allspring Target 2015 Fund (Pre-Merger)	Allspring Dynamic Target 2015 Fund (Pre-Merger)	Allspring Dynamic Target 2015 Fund (Proforma)
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.14%[12]		0.14%[13]	0.14%[14]
1.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
2.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.85% for Class R. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
3.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
4.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
5.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
6.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
7.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
8.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
9.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
10.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the

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commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
11.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
12.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
13.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
14.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Examples of Fund Expenses

The examples below are intended to help you compare the costs of investing in the Target Fund with the costs of investing in the Acquiring Fund, both before and after the Merger, and are for illustration only. The examples assume a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same, as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the examples assume that such waivers or reimbursements will only be in place through the one year period for the Target Fund and the two year period for the Acquiring Fund (both pre-merger and pro forma). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Allspring Target 2015 Fund (Pre-Merger)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$633	$813	$1,009	$1,573
Administrator Class	$50	$224	$414	$961
Class R	$87	$331	$595	$1,350
Class R4	$30	$161	$304	$720
Class R6	$14	$113	$221	$537

Allspring Dynamic Target 2015 Fund (Pre-Merger)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$633	$944	$1,465	$2,891
Class C	$237	$623	$1,327	$3,204
Class R4	$30	$298	$792	$2,158
Class R6	$14	$250	$713	$1,996
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$137	$623	$1,327	$3,204

Allspring Dynamic Target 2015 Fund (Proforma)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$633	$784	$978	$1,538

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Allspring Dynamic Target 2015 Fund (Proforma)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$237	$457	$829	$1,875
Administrator Class	$50	$191	$378	$920
Class R4	$30	$127	$268	$679
Class R6	$14	$79	$185	$495
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$137	$457	$829	$1,875

Each Fund has a shareholder servicing fee of up to 0.25% for Class A and Administrator Class shares and 0.10% for Class R4 shares. Class R6 shares do not pay a shareholder servicing fee.

FUND MANAGEMENT INFORMATION

Allspring Dynamic Target 2015 Fund
Investment Manager	Allspring Funds Management, LLC
Investment Sub-adviser	Allspring Global Investments, LLC
Portfolio Manager, Title/Managed Since	Kandarp R. Acharya, CFA, FRM, Portfolio Manager / 2015 Petros N. Bocray, CFA, FRM, Portfolio Manager / 2016 Travis Keshemberg, CFA, CIPM, FRM, Portfolio Manager / 2022

TAX INFORMATION

It is expected that the Merger will qualify as a tax-free “reorganization” for U.S. federal income tax purposes under Section 368(a) of the Internal Revenue Code of 1986, as amended. A receipt of an opinion substantially to that effect from Troutman Pepper Hamilton Sanders LLP, tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. As a tax-free reorganization, the Merger will not be taxable to the Acquiring Fund, the Target Fund or their shareholders for U.S. federal income tax purposes. Even though the Merger is expected to be tax-free, because the Merger will end the tax year of the Target Fund, the Merger may accelerate taxable distributions from the Target Fund to its shareholders.

The cost basis and holding period of the Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger, in each case for U.S. federal income tax purposes. At any time prior to the consummation of the Merger, a shareholder may redeem shares, usually resulting in recognition of a gain or loss for U.S. federal income tax purposes to the redeeming shareholder if the shareholder holds the shares in a taxable account.

A Fund’s net capital losses realized are permitted to be carried forward indefinitely to offset future capital gain. The Target Fund may be presently entitled to significant net capital loss carryforwards for U.S. federal income tax purposes, as detailed in “Material U.S. Federal Income Tax Consequences of the Merger.”

Before the Closing Date, the Target Fund expects to sell a portion of its portfolio securities in connection with repositioning its portfolio in anticipation of the Merger. These transactions will result in additional transaction costs to the Target Fund and may result in increased taxable distributions to shareholders of the Target Fund. In addition, it is expected that the Acquiring Fund may experience transaction costs immediately following the Merger in connection with securities transactions necessary to realign investments received from the Target Funds. Potential transaction costs are estimated to be approximately $16K (representing approximately 0.04%). This estimate of transaction costs is predicated on an assumption that the Target Fund is expected to sell approximately 16.2% of its portfolio. Transaction costs are dependent on market conditions and actual securities traded; costs could be higher or lower for securities based on liquidity. We expect the transition to occur over a two week period to take advantage of market liquidity and minimize trading costs. Understanding that there is a cost to trading, the portfolio management teams and traders will make every effort to minimize transaction costs. These potential transactions are estimated to result in possible net realized gains of $1.5 million (approximately $0.24 per share). The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Target Fund’s basis in such assets. Any net realized capital gain from sales that occur prior to the Merger will be distributed to the Target Fund’s shareholders as

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capital gain distributions (to the extent of the excess of net long-term capital gain over net short-term capital loss) and/or ordinary dividends (to the extent of the excess of net short-term capital gain over net long-term capital loss) during or with respect to the year of sale (after reduction by any available capital loss carryforwards), and such distributions will be taxable to shareholders. This portfolio turnover would be in addition to the portfolio turnover that would be experienced by the Acquiring Fund following the Merger in connection with its normal investment operations. As of March 31, 2022, the Target Fund’s assets were approximately $41.4 million and as of this date the Target Fund had net unrealized gains of $9.4 million. In addition, it is expected that the Target Fund may hold a larger amount of cash during this period in connection with repositioning its portfolio. As a result, the Fund may not be invested pursuant to its principal investment strategies.

Certain other U.S. federal income tax consequences are discussed below under “Material U.S. Federal Income Tax Consequences of the Merger.”

ALLSPRING TARGET 2020 FUND INTO ALLSPRING DYNAMIC TARGET 2020 FUND

SHARE CLASS INFORMATION

The following table illustrates the share class of the Acquiring Fund you will receive in exchange for your Target Fund shares as a result of the Merger.

If you own this class of shares of the Allspring Target 2020 Fund:	You will receive this class of shares of the Allspring Dynamic Target 2020 Fund:
Class A	Class A
Class C	Class C
Class R1	Class A
Class R4	Class R4
Class R6	Class R6
Administrator Class	Administrator Class[2]
1.	Class R shareholders of the Target Fund will receive Class A shares of the Acquiring Fund, a class with similar expenses, except with respect to distribution (12b-1) fees where Class R shares has a 0.25% 12b-1 fee and Class A shares does not have a 12b-1 fee. Following the Merger, Class R shareholders of the Target Fund can continue to purchase Class A shares of the Acquiring Fund at net asset value without a sales charge.
2.	Administrator Class is a new share class of the Dynamic Target 2020 Fund being launched in connection with the Merger. For additional information on Administrator Class shares, please see Exhibit B.

The Acquiring Fund shares you will receive as a result of the Merger will have the same dollar value as your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are identical. For additional information on the Acquiring Fund see the section entitled “Buying, Selling and Exchanging Fund Shares.” Additional information on how you can buy, sell or exchange shares of each Fund is available in the Funds’ prospectuses and SAI. In addition, the distribution policies for the Funds are the same.

INVESTMENT OBJECTIVE AND STRATEGY COMPARISON

The following section compares the investment objectives, principal investment strategies and fundamental investment policies of the Funds. The investment objectives of the Funds may be changed without shareholder approval.

The Funds’ investment objectives are identical in that each Fund seeks total return over time, consistent with its strategic target asset allocation.

The Funds’ principal investment strategies are substantially similar as each Fund invests in underlying funds, which in turn, invest in a combination of securities to gain exposure to the following asset classes: equity and fixed income (including money market securities). The Acquiring Fund employs a derivatives overlay strategy while the Target Fund does not employ such a strategy. In addition, the Acquiring Fund has a higher allocation to equity securities and deploys a more aggressive glide path than the Target Fund.

Allspring Target 2020 Fund	Allspring Dynamic Target 2020 Fund
INVESTMENT OBJECTIVES	INVESTMENT OBJECTIVES

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Allspring Target 2020 Fund	Allspring Dynamic Target 2020 Fund
The Fund seeks total return over time, consistent with its strategic target asset allocation.	The Fund seeks total return over time, consistent with its strategic target allocation.
PRINCIPAL INVESTMENT STRATEGIES	PRINCIPAL INVESTMENT STRATEGIES

The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. A portion of the equity exposure is dedicated to low volatility equities. The U.S. large- and small-capitalization companies, international developed markets, emerging markets and low volatility allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Dow Jones U.S. Select REIT index, a float-adjusted market-capitalization weighted index designed to serve as a proxy for direct real estate investment.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The U.S. large- and small-capitalization companies, international developed markets and emerging markets allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Dow Jones U.S. Select REIT index, a float-adjusted market-capitalization weighted index designed to serve as a proxy for direct real estate investment.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations, will be managed to replicate the performance of the Bloomberg U.S. Treasury Inflation-Linked 1-10 Year Bond Index and the Bloomberg U.S. Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. The investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg U.S. Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg U.S. Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations will be managed to replicate the performance of the Bloomberg U.S. Treasury Inflation-Linked 1-10 Year Bond Index and the Bloomberg U.S. Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation.

The investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg U.S. Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg U.S. Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries.

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Allspring Target 2020 Fund	Allspring Dynamic Target 2020 Fund

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2020. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2020 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2020. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2020 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.

Not in the Fund’s strategy.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The TAA Overlay seeks to improve the Fund’s risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The VMO seeks to keep the Fund’s short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio’s effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio’s effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. TRM is a quantitatively driven, structured hedging component developed to help reduce portfolio losses during severe market downturns. TRM will only seek to decrease market exposure under certain market conditions. When a portfolio breaches a certain value on the downside, downside protection (or hedge) may be added to decrease market exposure using futures. This component also systematically takes hedge profit by reducing downside protection after a severe portfolio decline.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

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Except as noted above with respect to the Funds’ 80% policies, the fundamental investment policies of the Funds, which may only be changed with shareholder approval, are identical. For a comparative chart of the Funds’ fundamental investment policies, please see Exhibit C.

PRINCIPAL RISK COMPARISON

The principal risks of the Target Fund are similar, but not identical, to those of the Acquiring Fund due to the similarity of the Funds’ investment objectives and principal investment strategies, as noted above.

The table below compares the principal risk factors of the Target Fund with those of the Acquiring Fund. These risks are described in the section entitled “Risk Descriptions.”

Allspring Target 2020 Fund	Allspring Dynamic Target 2020 Fund
Debt Securities Risk	Debt Securities Risk
Not subject to Derivatives Risk	Derivatives Risk
Emerging Markets Risk	Emerging Markets Risk
Equity Securities Risk	Equity Securities Risk
Not subject to Foreign Currency Contracts Risk	Foreign Currency Contracts Risk
Foreign Investment Risk	Foreign Investment Risk
Not subject to Futures Contracts Risk	Futures Contracts Risk
High Yield Securities Risk	High Yield Securities Risk
Inflation-Indexed Debt Securities Risk	Inflation-Indexed Debt Securities Risk
Management Risk	Management Risk
Market Risk	Market Risk
Mortgage- and Asset-Backed Securities Risk	Mortgage- and Asset-Backed Securities Risk
Real Estate Securities Risk	Real Estate Securities Risk
Smaller Company Securities Risk	Smaller Company Securities Risk
Target Date Fund Risk	Target Date Fund Risk
Underlying Funds Risk	Underlying Funds Risk
U.S. Government Obligations Risk	U.S. Government Obligations Risk

The Funds have other investment policies, practices and restrictions which, together with their related risks, are set forth in the Funds’ prospectuses and SAI.

FUND PERFORMANCE COMPARISON

The following bar charts and tables illustrate how each Fund’s returns have varied from year to year and compare each Fund’s returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for the Funds on the Allspring Funds website at allspringglobal.com. Following the Merger, the Acquiring Fund will be the accounting and performance survivor.

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Calendar Year Total Returns for Class A Shares (%) for the Allspring Target 2020 Fund
(Returns do not reflect sales charges and would be lower if they did)

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Highest Quarter: June 30, 2020	9.33%
Lowest Quarter: March 31, 2020	-9.88%
Year-to-date total return as of June 30, 2022 is -13.76%

Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	3/1/1994	1.39%	5.89%	5.19%
Class A (after taxes on distributions)	3/1/1994	-1.80%	2.96%	3.28%
Class A (after taxes on distributions and the sale of Fund Shares)	3/1/1994	1.91%	3.91%	3.63%
Class C (before taxes)	12/1/1998	5.73%	6.35%	5.01%
Class R (before taxes)[1]	6/28/2013	7.25%	6.97%	5.61%
Class R4 (before taxes)[2]	11/30/2012	7.86%	7.48%	6.18%
Class R6 (before taxes)	6/30/2004	8.03%	7.64%	6.32%
Administrator Class (before taxes)	11/8/1999	7.71%	7.26%	5.94%
S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)[3]		8.76%	8.60%	8.13%
Target 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)[4]		7.71%	-	-
1.	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to the Class R shares.
2.	Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class R4 shares.
3.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
4.	Source: Allspring Funds Management, LLC. The Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. You cannot invest directly in an index.

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Calendar Year Total Returns for Class A Shares (%) for the Allspring Dynamic Target 2020 Fund
(Returns do not reflect sales charges and would be lower if they did)

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Highest Quarter: June 30, 2020	8.98%
Lowest Quarter: March 31, 2020	-10.30%
Year-to-date total return as of June 30, 2022 is -16.49%

Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	Since inception
Class A (before taxes)	11/30/2015	5.01%	8.44%	7.59%
Class A (after taxes on distributions)	11/30/2015	1.99%	6.48%	5.80%
Class A (after taxes on distributions and the sale of Fund Shares)	11/30/2015	4.03%	6.09%	5.46%
Class C (before taxes)	11/30/2015	9.55%	9.16%	8.04%
Class R4 (before taxes)	11/30/2015	11.82%	10.06%	8.98%
Class R6 (before taxes)	11/30/2015	11.87%	10.21%	9.13%
S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)[1]		8.76%	8.60%	7.98%
Dynamic Target 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)[2]		10.87%	-	-
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

SHAREHOLDER FEE AND FUND EXPENSE COMPARISON

This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund.

For information about the share class of the Acquiring Fund that you will receive in connection with the Merger, please see the section entitled “Share Class Information” above.

The following table entitled “Shareholder Fees” allows you to compare the maximum sales charges of the Funds and includes a Pro Forma column that shows you what the sales charges will be assuming the Merger takes place. The sales

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charges for each class of shares of the Target Fund are identical to those of the class of shares of the Acquiring Fund. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of Allspring Funds. More information about these and other discounts is available in the “Reductions and Waivers of Sales Charges” section of this prospectus/information statement and from your financial professional and in the Funds’ prospectuses.

The following table entitled “Annual Fund Operating Expenses” allows you to compare the annual operating expenses of the Funds. The total annual fund operating expenses for both Funds set forth in the following table are based on the actual expenses incurred for each Fund’s fiscal year ended February 28, 2022. Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses. The pro forma expense column shows you what the total annual fund operating expenses (before and after waiver) would have been for the Acquiring Fund for the twelve-month period ended February 28, 2022, assuming the Merger had taken place at the beginning of that period.

Shareholder Fees (fees paid directly from your investment)
	Allspring Target 2020 Fund (Pre-Merger)	Allspring Dynamic Target 2020 Fund (Pre-Merger)	Allspring Dynamic Target 2020 Fund (Pro Forma)
Class A
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	5.75%	5.75%
Maximum deferred sales charge (load) (as a percentage of the offering price)	None[1]	None[1]	None[1]
Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	1.00%	1.00%	1.00%
Class R
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	N/A	None[2]
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	N/A	None[2]
Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	None	None
Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	None	None
Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	N/A3	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	N/A3	None
1.	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months from the date of purchase.
2.	Following the Merger, Class R shareholders of the Target Fund can continue to purchase Class A shares of the Acquiring Fund at net asset value without a sales charge.
3.	The Acquiring Fund does not currently offer this share class but will add Administrator Class in connection with the Merger.

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	Allspring Target 2020 Fund (Pre-Merger)	Allspring Target 2020 Fund (Pre-Merger)	Allspring Dynamic Target 2020 Fund (Pre-Merger)	Allspring Dynamic Target 2020 Fund (Proforma)
	Class A	Class R	Class A	Class A
Management Fees	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	0.00%	0.25%	0.00%	0.00%
Other Expenses	0.50%	0.50%	1.89%	0.50%
Acquired Fund Fees and Expenses	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses	0.70%	0.95%	2.09%	0.70%
Waiver of Fund Expenses	(0.10)%	(0.10)%	(1.49)%	(0.10)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.60%[1]	0.85%[2]	0.60%[3]	0.60%[4]
Class C
Management Fees	0.10%		0.10%	0.10%
Distribution (12b-1) Fees	0.75%		0.75%	0.75%
Other Expenses	0.50%		1.89%	0.50%
Acquired Fund Fees and Expenses	0.10%		0.10%	0.10%
Total Annual Fund Operating Expenses	1.45%		2.84%	1.45%
Waiver of Fund Expenses	(0.10)%		(1.49)%	(0.10)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	1.35%[5]		1.35%[6]	1.35%[7]
Administrator Class
Management Fees	0.10%		N/A	0.10%
Distribution (12b-1) Fees	0.00%		N/A	0.00%
Other Expenses	0.42%		N/A	0.42%
Acquired Fund Fees and Expenses	0.10%		N/A	0.10%
Total Annual Fund Operating Expenses	0.62%		N/A	0.62%
Waiver of Fund Expenses	(0.13)%		N/A	(0.13)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.49%[8]		N/A	0.49%[9]
Class R4
Management Fees	0.10%		0.10%	0.10%
Distribution (12b-1) Fees	0.00%		0.00%	0.00%
Other Expenses	0.22%		1.61%	0.22%
Acquired Fund Fees and Expenses	0.10%		0.10%	0.10%
Total Annual Fund Operating Expenses	0.42%		1.81%	0.42%
Waiver of Fund Expenses	(0.13)%		(1.52)%	(0.13)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.29%[10]		0.29%[11]	0.29%[12]
Class R6
Management Fees	0.10%		0.10%	0.10%
Distribution (12b-1) Fees	0.00%		0.00%	0.00%
Other Expenses	0.07%		1.46%	0.07%
Acquired Fund Fees and Expenses	0.10%		0.10%	0.10%
Total Annual Fund Operating Expenses	0.27%		1.66%	0.27%
Waiver of Fund Expenses	(0.13)%		(1.52)%	(0.13)%
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	Allspring Target 2020 Fund (Pre-Merger)	Allspring Target 2020 Fund (Pre-Merger)	Allspring Dynamic Target 2020 Fund (Pre-Merger)	Allspring Dynamic Target 2020 Fund (Proforma)
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.14%[13]		0.14%[14]	0.14%[15]
1.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
2.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.85% for Class R. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
3.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
4.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
5.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
6.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
7.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
8.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
9.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
10.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the

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commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
11.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
12.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
13.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
14.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
15.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Examples of Fund Expenses

The examples below are intended to help you compare the costs of investing in the Target Fund with the costs of investing in the Acquiring Fund, both before and after the Merger, and are for illustration only. The examples assume a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same, as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the examples assume that such waivers or reimbursements will only be in place through the one year period for the Target Fund and the two year period for the Acquiring Fund (both pre-merger and pro forma). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Allspring Target 2020 Fund (Pre-Merger)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$633	$777	$933	$1,387
Class C	$237	$449	$783	$1,727
Administrator Class	$50	$185	$333	$762
Class R	$87	$293	$516	$1,157
Class R4	$30	$122	$222	$517
Class R6	$14	$74	$139	$330
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$137	$449	$783	$1,727

Allspring Dynamic Target 2020 Fund (Pre-Merger)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$633	$911	$1,366	$2,624
Class C	$237	$588	$1,225	$2,942
Class R4	$30	$262	$685	$1,866

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Allspring Dynamic Target 2020 Fund (Pre-Merger)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class R6	$14	$215	$605	$1,700
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$137	$588	$1,225	$2,942

Allspring Dynamic Target 2020 Fund (Proforma)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$633	$767	$923	$1,377
Class C	$237	$438	$773	$1,718
Administrator Class	$50	$172	$319	$749
Class R4	$30	$108	$209	$504
Class R6	$14	$60	$125	$317
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$137	$438	$773	$1,718

Each Fund has a shareholder servicing fee of up to 0.25% for Class A and Administrator Class shares and 0.10% for Class R4 shares. Class C shares of each Fund have a shareholder servicing fee of 0.25% and a distribution fee (12b-1 fee) of 0.75%. Class R shares of the Target Fund have a shareholder servicing fee of 0.25% and a distribution fee (12b-1 fee) of 0.25%. Class R6 shares do not pay a shareholder servicing fee.

FUND MANAGEMENT INFORMATION

Allspring Dynamic Target 2020 Fund
Investment Manager	Allspring Funds Management, LLC
Investment Sub-adviser	Allspring Global Investments, LLC
Portfolio Manager, Title/Managed Since	Kandarp R. Acharya, CFA, FRM, Portfolio Manager / 2015 Petros N. Bocray, CFA, FRM, Portfolio Manager / 2016 Travis Keshemberg, CFA, CIPM, FRM, Portfolio Manager / 2022

TAX INFORMATION

It is expected that the Merger will qualify as a tax-free “reorganization” for U.S. federal income tax purposes under Section 368(a) of the Internal Revenue Code of 1986, as amended. A receipt of an opinion substantially to that effect from Troutman Pepper Hamilton Sanders LLP, tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. As a tax-free reorganization, the Merger will not be taxable to the Acquiring Fund, the Target Fund or their shareholders for U.S. federal income tax purposes. Even though the Merger is expected to be tax-free, because the Merger will end the tax year of the Target Fund, the Merger may accelerate taxable distributions from the Target Fund to its shareholders.

The cost basis and holding period of the Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger, in each case for U.S. federal income tax purposes. At any time prior to the consummation of the Merger, a shareholder may redeem shares, usually resulting in recognition of a gain or loss for U.S. federal income tax purposes to the redeeming shareholder if the shareholder holds the shares in a taxable account.

A Fund’s net capital losses realized are permitted to be carried forward indefinitely to offset future capital gain. The Target Fund may be presently entitled to significant net capital loss carryforwards for U.S. federal income tax purposes, as detailed in “Material U.S. Federal Income Tax Consequences of the Merger.”

Before the Closing Date, the Target Fund expects to sell a portion of its portfolio securities in connection with repositioning its portfolio in anticipation of the Merger. These transactions will result in additional transaction costs to the Target Fund and may result in increased taxable distributions to shareholders of the Target Fund. In addition, it is

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expected that the Acquiring Fund may experience transaction costs immediately following the Merger in connection with securities transactions necessary to realign investments received from the Target Funds. Potential transaction costs are estimated to be approximately $93K (representing approximately 0.04%). This estimate of transaction costs is predicated on an assumption that the Target Fund is expected to sell approximately 17.7% of its portfolio. Transaction costs are dependent on market conditions and actual securities traded; costs could be higher or lower for securities based on liquidity. We expect the transition to occur over a two week period to take advantage of market liquidity and minimize trading costs. Understanding that there is a cost to trading, the portfolio management teams and traders will make every effort to minimize transaction costs. These potential transactions are estimated to result in possible net realized gains of $6.1 million (approximately $0.27 per share). The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Target Fund’s basis in such assets. Any net realized capital gain from sales that occur prior to the Merger will be distributed to the Target Fund’s shareholders as capital gain distributions (to the extent of the excess of net long-term capital gain over net short-term capital loss) and/or ordinary dividends (to the extent of the excess of net short-term capital gain over net long-term capital loss) during or with respect to the year of sale (after reduction by any available capital loss carryforwards), and such distributions will be taxable to shareholders. This portfolio turnover would be in addition to the portfolio turnover that would be experienced by the Acquiring Fund following the Merger in connection with its normal investment operations. As of March 31, 2022, the Target Fund’s assets were approximately $258.9 million and as of this date the Target Fund had net unrealized gains of $34.2 million. In addition, it is expected that the Target Fund may hold a larger amount of cash during this period in connection with repositioning its portfolio. As a result, the Fund may not be invested pursuant to its principal investment strategies.

Certain other U.S. federal income tax consequences are discussed below under “Material U.S. Federal Income Tax Consequences of the Merger.”

ALLSPRING TARGET 2025 FUND INTO ALLSPRING DYNAMIC TARGET 2025 FUND

SHARE CLASS INFORMATION

The following table illustrates the share class of the Acquiring Fund you will receive in exchange for your Target Fund shares as a result of the Merger.

If you own this class of shares of the Allspring Target 2025 Fund:	You will receive this class of shares of the Allspring Dynamic Target 2025 Fund[1]:
Class A	Class A
Class R2	Class A
Class R4	Class R4
Class R6	Class R6
Administrator Class	Administrator Class[3]
1.	The Acquiring Fund also offers Class C shares. This class is not involved in the Merger.
2.	Class R shareholders of the Target Fund will receive Class A shares of the Acquiring Fund, a class with similar expenses, except with respect to distribution (12b-1) fees where Class R shares has a 0.25% 12b-1 fee and Class A shares does not have a 12b-1 fee. Following the Merger, Class R shareholders of the Target Fund can continue to purchase Class A shares of the Acquiring Fund at net asset value without a sales charge.
3.	Administrator Class is a new share class of the Dynamic Target 2025 Fund being launched in connection with the Merger. For additional information on Administrator Class shares, please see Exhibit B.

The Acquiring Fund shares you will receive as a result of the Merger will have the same dollar value as your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are identical. For additional information on the Acquiring Fund see the section entitled “Buying, Selling and Exchanging Fund Shares.” Additional information on how you can buy, sell or exchange shares of each Fund is available in the Funds’ prospectuses and SAI. In addition, the distribution policies for the Funds are the same.

INVESTMENT OBJECTIVE AND STRATEGY COMPARISON

The following section compares the investment objectives, principal investment strategies and fundamental investment policies of the Funds. The investment objectives of the Funds may be changed without shareholder approval.

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The Funds’ investment objectives are identical in that each Fund seeks total return over time, consistent with its strategic target asset allocation.

The Funds’ principal investment strategies are substantially similar as each Fund invests in underlying funds, which in turn, invest in a combination of securities to gain exposure to the following asset classes: equity and fixed income (including money market securities). The Acquiring Fund employs a derivatives overlay strategy while the Target Fund does not employ such a strategy. In addition, the Acquiring Fund has a higher allocation to equity securities and deploys a more aggressive glide path than the Target Fund.

Allspring Target 2025 Fund	Allspring Dynamic Target 2025 Fund
INVESTMENT OBJECTIVES	INVESTMENT OBJECTIVES
The Fund seeks total return over time, consistent with its strategic target asset allocation.	The Fund seeks total return over time, consistent with its strategic target allocation.
PRINCIPAL INVESTMENT STRATEGIES	PRINCIPAL INVESTMENT STRATEGIES

The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. A portion of the equity exposure is dedicated to low volatility equities. The U.S. large- and small-capitalization companies, international developed markets, emerging markets and low volatility allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Dow Jones U.S. Select REIT index, a float-adjusted market-capitalization weighted index designed to serve as a proxy for direct real estate investment.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The U.S. large- and small-capitalization companies, international developed markets and emerging markets allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Dow Jones U.S. Select REIT index, a float-adjusted market-capitalization weighted index designed to serve as a proxy for direct real estate investment.

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Allspring Target 2025 Fund	Allspring Dynamic Target 2025 Fund

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations, will be managed to replicate the performance of the Bloomberg U.S. Treasury Inflation-Linked 1-10 Year Bond Index and the Bloomberg U.S. Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. The investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg U.S. Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg U.S. Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations will be managed to replicate the performance of the Bloomberg U.S. Treasury Inflation-Linked 1-10 Year Bond Index and the Bloomberg U.S. Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation.

The investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg U.S. Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg U.S. Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2025. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2025 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2025. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2025 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.

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Allspring Target 2025 Fund	Allspring Dynamic Target 2025 Fund
Not in the Fund’s strategy.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The TAA Overlay seeks to improve the Fund’s risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The VMO seeks to keep the Fund’s short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio’s effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio’s effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. TRM is a quantitatively driven, structured hedging component developed to help reduce portfolio losses during severe market downturns. TRM will only seek to decrease market exposure under certain market conditions. When a portfolio breaches a certain value on the downside, downside protection (or hedge) may be added to decrease market exposure using futures. This component also systematically takes hedge profit by reducing downside protection after a severe portfolio decline.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

Except as noted above with respect to the Funds’ 80% policies, the fundamental investment policies of the Funds, which may only be changed with shareholder approval, are identical. For a comparative chart of the Funds’ fundamental investment policies, please see Exhibit C.

PRINCIPAL RISK COMPARISON

The principal risks of the Target Fund are similar, but not identical, to those of the Acquiring Fund due to the similarity of the Funds’ investment objectives and principal investment strategies, as noted above.

The table below compares the principal risk factors of the Target Fund with those of the Acquiring Fund. These risks are described in the section entitled “Risk Descriptions.”

Allspring Target 2025 Fund	Allspring Dynamic Target 2025 Fund
Debt Securities Risk	Debt Securities Risk
Not subject to Derivatives Risk	Derivatives Risk
Emerging Markets Risk	Emerging Markets Risk
Equity Securities Risk	Equity Securities Risk
Not subject to Foreign Currency Contracts Risk	Foreign Currency Contracts Risk
Foreign Investment Risk	Foreign Investment Risk

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Allspring Target 2025 Fund	Allspring Dynamic Target 2025 Fund
Not subject to Futures Contracts Risk	Futures Contracts Risk
High Yield Securities Risk	High Yield Securities Risk
Inflation-Indexed Debt Securities Risk	Inflation-Indexed Debt Securities Risk
Management Risk	Management Risk
Market Risk	Market Risk
Mortgage- and Asset-Backed Securities Risk	Mortgage- and Asset-Backed Securities Risk
Real Estate Securities Risk	Real Estate Securities Risk
Smaller Company Securities Risk	Smaller Company Securities Risk
Target Date Fund Risk	Target Date Fund Risk
Underlying Funds Risk	Underlying Funds Risk
U.S. Government Obligations Risk	U.S. Government Obligations Risk

The Funds have other investment policies, practices and restrictions which, together with their related risks, are set forth in the Funds’ prospectuses and SAI.

FUND PERFORMANCE COMPARISON

The following bar charts and tables illustrate how each Fund’s returns have varied from year to year and compare each Fund’s returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for the Funds on the Allspring Funds website at allspringglobal.com. Following the Merger, the Acquiring Fund will be the accounting and performance survivor.

Calendar Year Total Returns for Class A Shares (%) for the Allspring Target 2025 Fund
(Returns do not reflect sales charges and would be lower if they did)

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Highest Quarter: June 30, 2020	10.87%
Lowest Quarter: March 31, 2020	-12.31%
Year-to-date total return as of June 30, 2022 is -14.65%

Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	11/30/2012	2.86%	6.85%	6.35%
Class A (after taxes on distributions)	11/30/2012	-0.84%	1.86%	3.34%

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Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)1
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (after taxes on distributions and the sale of Fund Shares)	11/30/2012	3.01%	4.19%	4.32%
Class R (before taxes)[2]	6/28/2013	8.86%	7.80%	6.69%
Class R4 (before taxes)[3]	11/30/2012	9.59%	8.46%	7.34%
Class R6 (before taxes)	6/29/2007	9.75%	8.64%	7.48%
Administrator Class (before taxes)	6/29/2007	9.26%	8.26%	7.10%
S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)[4]		10.67%	9.65%	9.01%
Target 2025 Blended Index (reflects no deduction for fees, expenses, or taxes)[5]		9.24%	-	-
1.	Historical performance shown for the Class A shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class A shares.
2.	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to the Class R shares.
3.	Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class R4 shares.
4.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
5.	Source: Allspring Funds Management, LLC. The Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. You cannot invest directly in an index.

Calendar Year Total Returns for Class A Shares (%) for the Allspring Dynamic Target 2025 Fund
(Returns do not reflect sales charges and would be lower if they did)

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Highest Quarter: June 30, 2020	10.81%
Lowest Quarter: March 31, 2020	-11.82%
Year-to-date total return as of June 30, 2022 is -17.01%

Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	Since inception
Class A (before taxes)	11/30/2015	6.79%	9.52%	8.47%
Class A (after taxes on distributions)	11/30/2015	3.73%	7.61%	6.73%

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Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	Since inception
Class A (after taxes on distributions and the sale of Fund Shares)	11/30/2015	5.16%	6.99%	6.20%
Class C (before taxes)	11/30/2015	11.45%	10.28%	8.95%
Class R4 (before taxes)	11/30/2015	13.66%	11.12%	9.85%
Class R6 (before taxes)	11/30/2015	13.81%	11.30%	10.02%
S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)[1]		10.67%	9.65%	8.91%
Dynamic Target 2025 Blended Index (reflects no deduction for fees, expenses, or taxes)[2]		12.33%	-	-
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

SHAREHOLDER FEE AND FUND EXPENSE COMPARISON

This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund.

For information about the share class of the Acquiring Fund that you will receive in connection with the Merger, please see the section entitled “Share Class Information” above.

The following table entitled “Shareholder Fees” allows you to compare the maximum sales charges of the Funds and includes a Pro Forma column that shows you what the sales charges will be assuming the Merger takes place. The sales charges for each class of shares of the Target Fund are identical to those of the class of shares of the Acquiring Fund. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of Allspring Funds. More information about these and other discounts is available in the “Reductions and Waivers of Sales Charges” section of this prospectus/information statement and from your financial professional and in the Funds’ prospectuses.

The following table entitled “Annual Fund Operating Expenses” allows you to compare the annual operating expenses of the Funds. The total annual fund operating expenses for both Funds set forth in the following table are based on the actual expenses incurred for each Fund’s fiscal year ended February 28, 2022. Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses. The pro forma expense column shows you what the total annual fund operating expenses (before and after waiver) would have been for the Acquiring Fund for the twelve-month period ended February 28, 2022, assuming the Merger had taken place at the beginning of that period.

Shareholder Fees (fees paid directly from your investment)
	Allspring Target 2025 Fund (Pre-Merger)	Allspring Dynamic Target 2025 Fund (Pre-Merger)	Allspring Dynamic Target 2025 Fund (Pro Forma)
Class A
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	5.75%	5.75%
Maximum deferred sales charge (load) (as a percentage of the offering price)	None[1]	None[1]	None[1]
Class R

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Shareholder Fees (fees paid directly from your investment)
	Allspring Target 2025 Fund (Pre-Merger)	Allspring Dynamic Target 2025 Fund (Pre-Merger)	Allspring Dynamic Target 2025 Fund (Pro Forma)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	N/A	None[2]
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	N/A	None[2]
Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	None	None
Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	None	None
Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	N/A3	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	N/A3	None
1.	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months from the date of purchase.
2.	Following the Merger, Class R shareholders of the Target Fund can continue to purchase Class A shares of the Acquiring Fund at net asset value without a sales charge.
3.	The Acquiring Fund does not currently offer this share class but will add Administrator Class in connection with the Merger.

	Allspring Target 2025 Fund (Pre-Merger)	Allspring Target 2025 Fund (Pre-Merger)	Allspring Dynamic Target 2025 Fund (Pre-Merger)	Allspring Dynamic Target 2025 Fund (Proforma)
	Class A	Class R	Class A	Class A
Management Fees	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	0.00%	0.25%	0.00%	0.00%
Other Expenses	0.53%	0.53%	1.25%	0.52%
Acquired Fund Fees and Expenses	0.10%	0.10%	0.11%	0.10%
Total Annual Fund Operating Expenses	0.73%	0.98%	1.46%	0.72%
Waiver of Fund Expenses	(0.13)%	(0.13)%	(0.86)%	(0.12)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.60%[1]	0.85%[2]	0.60%[3]	0.60%[4]
Class C
Management Fees			0.10%	0.10%
Distribution (12b-1) Fees			0.75%	0.75%
Other Expenses			1.25%	0.52%
Acquired Fund Fees and Expenses			0.11%	0.10%
Total Annual Fund Operating Expenses			2.21%	1.47%
Waiver of Fund Expenses			(0.86)%	(0.12)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver			1.35%[5]	1.35%[6]

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	Allspring Target 2025 Fund (Pre-Merger)	Allspring Target 2025 Fund (Pre-Merger)	Allspring Dynamic Target 2025 Fund (Pre-Merger)	Allspring Dynamic Target 2025 Fund (Proforma)
Administrator Class
Management Fees	0.10%		N/A	0.10%
Distribution (12b-1) Fees	0.00%		N/A	0.00%
Other Expenses	0.45%		N/A	0.44%
Acquired Fund Fees and Expenses	0.10%		N/A	0.10%
Total Annual Fund Operating Expenses	0.65%		N/A	0.64%
Waiver of Fund Expenses	(0.16)%		N/A	(0.15)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.49%[7]		N/A	0.49%[8]
Class R4
Management Fees	0.10%		0.10%	0.10%
Distribution (12b-1) Fees	0.00%		0.00%	0.00%
Other Expenses	0.25%		0.97%	0.24%
Acquired Fund Fees and Expenses	0.10%		0.11%	0.10%
Total Annual Fund Operating Expenses	0.45%		1.18%	0.44%
Waiver of Fund Expenses	(0.16)%		(0.89)%	(0.15)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.29%[9]		0.29%[10]	0.29%[11]
Class R6
Management Fees	0.10%		0.10%	0.10%
Distribution (12b-1) Fees	0.00%		0.00%	0.00%
Other Expenses	0.10%		0.82%	0.09%
Acquired Fund Fees and Expenses	0.10%		0.11%	0.10%
Total Annual Fund Operating Expenses	0.30%		1.03%	0.29%
Waiver of Fund Expenses	(0.16)%		(0.89)%	(0.15)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.14%[12]		0.14%[13]	0.14%[14]
1.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
2.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.85% for Class R. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
3.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
4.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are

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included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
5.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
6.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
7.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
8.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
9.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
10.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
11.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
12.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
13.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
14.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Examples of Fund Expenses

The examples below are intended to help you compare the costs of investing in the Target Fund with the costs of investing in the Acquiring Fund, both before and after the Merger, and are for illustration only. The examples assume a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same, as in the tables

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above. To the extent that the Manager is waiving fees or reimbursing expenses, the examples assume that such waivers or reimbursements will only be in place through the one year period for the Target Fund and the two year period for the Acquiring Fund (both pre-merger and pro forma). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Allspring Target 2025 Fund (Pre-Merger)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$633	$783	$946	$1,418
Administrator Class	$50	$192	$346	$795
Class R	$87	$299	$529	$1,190
Class R4	$30	$128	$236	$551
Class R6	$14	$80	$152	$365

Allspring Dynamic Target 2025 Fund (Pre-Merger)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$633	$846	$1,168	$2,077
Class C	$237	$521	$1,023	$2,405
Class R4	$30	$193	$472	$1,269
Class R6	$14	$145	$390	$1,093
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$137	$521	$1,023	$2,405

Allspring Dynamic Target 2025 Fund (Proforma)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$633	$769	$930	$1,396
Class C	$237	$441	$779	$1,736
Administrator Class	$50	$174	$326	$769
Class R4	$30	$110	$216	$525
Class R6	$14	$62	$132	$338
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$137	$441	$779	$1,736

Each Fund has a shareholder servicing fee of up to 0.25% for Class A and Administrator Class shares and 0.10% for Class R4 shares. Class R6 shares do not pay a shareholder servicing fee.

FUND MANAGEMENT INFORMATION

Allspring Dynamic Target 2025 Fund
Investment Manager	Allspring Funds Management, LLC
Investment Sub-adviser	Allspring Global Investments, LLC
Portfolio Manager, Title/Managed Since	Kandarp R. Acharya, CFA, FRM, Portfolio Manager / 2015 Petros N. Bocray, CFA, FRM, Portfolio Manager / 2016 Travis Keshemberg, CFA, CIPM, FRM, Portfolio Manager / 2022

TAX INFORMATION

It is expected that the Merger will qualify as a tax-free “reorganization” for U.S. federal income tax purposes under Section 368(a) of the Internal Revenue Code of 1986, as amended. A receipt of an opinion substantially to that effect from Troutman Pepper Hamilton Sanders LLP, tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. As a tax-free reorganization, the Merger will not be taxable to the Acquiring Fund, the Target Fund or their shareholders for U.S. federal income tax purposes. Even though the Merger is expected to be

49 |

tax-free, because the Merger will end the tax year of the Target Fund, the Merger may accelerate taxable distributions from the Target Fund to its shareholders.

The cost basis and holding period of the Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger, in each case for U.S. federal income tax purposes. At any time prior to the consummation of the Merger, a shareholder may redeem shares, usually resulting in recognition of a gain or loss for U.S. federal income tax purposes to the redeeming shareholder if the shareholder holds the shares in a taxable account.

A Fund’s net capital losses realized are permitted to be carried forward indefinitely to offset future capital gain. The Target Fund may be presently entitled to significant net capital loss carryforwards for U.S. federal income tax purposes, as detailed in “Material U.S. Federal Income Tax Consequences of the Merger.”

Before the Closing Date, the Target Fund expects to sell a portion of its portfolio securities in connection with repositioning its portfolio in anticipation of the Merger. These transactions will result in additional transaction costs to the Target Fund and may result in increased taxable distributions to shareholders of the Target Fund. In addition, it is expected that the Acquiring Fund may experience transaction costs immediately following the Merger in connection with securities transactions necessary to realign investments received from the Target Funds. Potential transaction costs are estimated to be approximately $58K (representing approximately 0.03%). This estimate of transaction costs is predicated on an assumption that the Target Fund is expected to sell approximately 17.2% of its portfolio. Transaction costs are dependent on market conditions and actual securities traded; costs could be higher or lower for securities based on liquidity. We expect the transition to occur over a two week period to take advantage of market liquidity and minimize trading costs. Understanding that there is a cost to trading, the portfolio management teams and traders will make every effort to minimize transaction costs. These potential transactions are estimated to result in possible net realized gains of $2.4 million (approximately $0.07 per share). The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Target Fund’s basis in such assets. Any net realized capital gain from sales that occur prior to the Merger will be distributed to the Target Fund’s shareholders as capital gain distributions (to the extent of the excess of net long-term capital gain over net short-term capital loss) and/or ordinary dividends (to the extent of the excess of net short-term capital gain over net long-term capital loss) during or with respect to the year of sale (after reduction by any available capital loss carryforwards), and such distributions will be taxable to shareholders. This portfolio turnover would be in addition to the portfolio turnover that would be experienced by the Acquiring Fund following the Merger in connection with its normal investment operations. As of March 31, 2022, the Target Fund’s assets were approximately $175.1 million and as of this date the Target Fund had net unrealized gains of $14 million. In addition, it is expected that the Target Fund may hold a larger amount of cash during this period in connection with repositioning its portfolio. As a result, the Fund may not be invested pursuant to its principal investment strategies.

Certain other U.S. federal income tax consequences are discussed below under “Material U.S. Federal Income Tax Consequences of the Merger.”

ALLSPRING TARGET 2030 FUND INTO ALLSPRING DYNAMIC TARGET 2030 FUND

SHARE CLASS INFORMATION

The following table illustrates the share class of the Acquiring Fund you will receive in exchange for your Target Fund shares as a result of the Merger.

If you own this class of shares of the Allspring Target 2030 Fund:	You will receive this class of shares of the Allspring Dynamic Target 2030 Fund:
Class A	Class A
Class C	Class C
Class R1	Class A
Class R4	Class R4
Class R6	Class R6
Administrator Class	Administrator Class[2]
1.	Class R shareholders of the Target Fund will receive Class A shares of the Acquiring Fund, a class with similar expenses, except with respect to distribution (12b-1) fees where Class R shares has a 0.25% 12b-1 fee and Class A shares does not have a 12b-1 fee.

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Following the Merger, Class R shareholders of the Target Fund can continue to purchase Class A shares of the Acquiring Fund at net asset value without a sales charge.
2.	Administrator Class is a new share class of the Dynamic Target 2030 Fund being launched in connection with the Merger. For additional information on Administrator Class shares, please see Exhibit B.

The Acquiring Fund shares you will receive as a result of the Merger will have the same dollar value as your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are identical. For additional information on the Acquiring Fund see the section entitled “Buying, Selling and Exchanging Fund Shares.” Additional information on how you can buy, sell or exchange shares of each Fund is available in the Funds’ prospectuses and SAI. In addition, the distribution policies for the Funds are the same.

INVESTMENT OBJECTIVE AND STRATEGY COMPARISON

The following section compares the investment objectives, principal investment strategies and fundamental investment policies of the Funds. The investment objectives of the Funds may be changed without shareholder approval.

The Funds’ investment objectives are identical in that each Fund seeks total return over time, consistent with its strategic target asset allocation.

The Funds’ principal investment strategies are substantially similar as each Fund invests in underlying funds, which in turn, invest in a combination of securities to gain exposure to the following asset classes: equity and fixed income (including money market securities). The Acquiring Fund employs a derivatives overlay strategy while the Target Fund does not employ such a strategy. In addition, the Acquiring Fund has a higher allocation to equity securities and deploys a more aggressive glide path than the Target Fund.

Allspring Target 2030 Fund	Allspring Dynamic Target 2030 Fund
INVESTMENT OBJECTIVES	INVESTMENT OBJECTIVES
The Fund seeks total return over time, consistent with its strategic target asset allocation.	The Fund seeks total return over time, consistent with its strategic target allocation.
PRINCIPAL INVESTMENT STRATEGIES	PRINCIPAL INVESTMENT STRATEGIES

The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. A portion of the equity exposure is dedicated to low volatility equities. The U.S. large- and small-capitalization companies, international developed markets, emerging markets and low volatility allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Dow Jones U.S. Select REIT index, a float-adjusted market-capitalization weighted index designed to serve as a proxy for direct real estate investment.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The U.S. large- and small-capitalization companies, international developed markets and emerging markets allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Dow Jones U.S. Select REIT index, a float-adjusted market-capitalization weighted index designed to serve as a proxy for direct real estate investment.

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Allspring Target 2030 Fund	Allspring Dynamic Target 2030 Fund

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations, will be managed to replicate the performance of the Bloomberg U.S. Treasury Inflation-Linked 1-10 Year Bond Index and the Bloomberg U.S. Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. The investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg U.S. Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg U.S. Aggregate ex-Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations will be managed to replicate the performance of the Bloomberg U.S. Treasury Inflation-Linked 1-10 Year Bond Index and the Bloomberg U.S. Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation.

The investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg U.S. Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg U.S. Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2030. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2030 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2030. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2030 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.

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Allspring Target 2030 Fund	Allspring Dynamic Target 2030 Fund
Not in the Fund’s strategy.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The TAA Overlay seeks to improve the Fund’s risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The VMO seeks to keep the Fund’s short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio’s effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio’s effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. TRM is a quantitatively driven, structured hedging component developed to help reduce portfolio losses during severe market downturns. TRM will only seek to decrease market exposure under certain market conditions. When a portfolio breaches a certain value on the downside, downside protection (or hedge) may be added to decrease market exposure using futures. This component also systematically takes hedge profit by reducing downside protection after a severe portfolio decline.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

Except as noted above with respect to the Funds’ 80% policies, the fundamental investment policies of the Funds, which may only be changed with shareholder approval, are identical. For a comparative chart of the Funds’ fundamental investment policies, please see Exhibit C.

PRINCIPAL RISK COMPARISON

The principal risks of the Target Fund are similar, but not identical, to those of the Acquiring Fund due to the similarity of the Funds’ investment objectives and principal investment strategies, as noted above.

The table below compares the principal risk factors of the Target Fund with those of the Acquiring Fund. These risks are described in the section entitled “Risk Descriptions.”

Allspring Target 2030 Fund	Allspring Dynamic Target 2030 Fund
Debt Securities Risk	Debt Securities Risk
Not subject to Derivatives Risk	Derivatives Risk
Emerging Markets Risk	Emerging Markets Risk
Equity Securities Risk	Equity Securities Risk
Not subject to Foreign Currency Contracts Risk	Foreign Currency Contracts Risk
Foreign Investment Risk	Foreign Investment Risk

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Allspring Target 2030 Fund	Allspring Dynamic Target 2030 Fund
Not subject to Futures Contracts Risk	Futures Contracts Risk
High Yield Securities Risk	High Yield Securities Risk
Inflation-Indexed Debt Securities Risk	Inflation-Indexed Debt Securities Risk
Management Risk	Management Risk
Market Risk	Market Risk
Mortgage- and Asset-Backed Securities Risk	Mortgage- and Asset-Backed Securities Risk
Real Estate Securities Risk	Real Estate Securities Risk
Smaller Company Securities Risk	Smaller Company Securities Risk
Target Date Fund Risk	Target Date Fund Risk
Underlying Funds Risk	Underlying Funds Risk
U.S. Government Obligations Risk	U.S. Government Obligations Risk

The Funds have other investment policies, practices and restrictions which, together with their related risks, are set forth in the Funds’ prospectuses and SAI.

FUND PERFORMANCE COMPARISON

The following bar charts and tables illustrate how each Fund’s returns have varied from year to year and compare each Fund’s returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for the Funds on the Allspring Funds website at allspringglobal.com. Following the Merger, the Acquiring Fund will be the accounting and performance survivor.

Calendar Year Total Returns for Class A Shares (%) for the Allspring Target 2030 Fund
(Returns do not reflect sales charges and would be lower if they did)

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Highest Quarter: June 30, 2020	12.43%
Lowest Quarter: March 31, 2020	-14.82%
Year-to-date total return as of June 30, 2022 is -15.69%

Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	3/1/1994	4.48%	7.79%	7.44%
Class A (after taxes on distributions)	3/1/1994	0.46%	4.23%	5.16%

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Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (after taxes on distributions and the sale of Fund Shares)	3/1/1994	4.14%	5.30%	5.42%
Class C (before taxes)	12/1/1998	9.04%	8.27%	7.28%
Class R (before taxes)[1]	6/28/2013	10.55%	8.93%	7.90%
Class R4 (before taxes)[2]	11/30/2012	11.17%	9.40%	8.46%
Class R6 (before taxes)	6/30/2004	11.35%	9.57%	8.60%
Administrator Class (before taxes)	11/8/1999	10.96%	9.21%	8.22%
S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)[3]		12.61%	10.63%	9.83%
Target 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)[4]		10.64%	-	-
1.	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to the Class R shares.
2.	Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class R4 shares.
3.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
4.	Source: Allspring Funds Management, LLC. The Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. You cannot invest directly in an index.

Calendar Year Total Returns for Class A Shares (%) for the Allspring Dynamic Target 2030 Fund
(Returns do not reflect sales charges and would be lower if they did)

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Highest Quarter: June 30, 2020	11.98%
Lowest Quarter: March 31, 2020	-13.18%
Year-to-date total return as of June 30, 2022 is -17.71%

Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	Since inception
Class A (before taxes)	11/30/2015	7.79%	10.51%	9.31%
Class A (after taxes on distributions)	11/30/2015	4.58%	8.43%	7.41%

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Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	Since inception
Class A (after taxes on distributions and the sale of Fund Shares)	11/30/2015	5.84%	7.75%	6.83%
Class C (before taxes)	11/30/2015	12.57%	11.23%	9.75%
Class R4 (before taxes)	11/30/2015	14.75%	12.15%	10.70%
Class R6 (before taxes)	11/30/2015	14.89%	12.32%	10.87%
S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)[1]		12.61%	10.63%	9.77%
Dynamic Target 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)[2]		13.65%	-	-
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

SHAREHOLDER FEE AND FUND EXPENSE COMPARISON

This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund.

For information about the share class of the Acquiring Fund that you will receive in connection with the Merger, please see the section entitled “Share Class Information” above.

The following table entitled “Shareholder Fees” allows you to compare the maximum sales charges of the Funds and includes a Pro Forma column that shows you what the sales charges will be assuming the Merger takes place. The sales charges for each class of shares of the Target Fund are identical to those of the class of shares of the Acquiring Fund. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of Allspring Funds. More information about these and other discounts is available in the “Reductions and Waivers of Sales Charges” section of this prospectus/information statement and from your financial professional and in the Funds’ prospectuses.

The following table entitled “Annual Fund Operating Expenses” allows you to compare the annual operating expenses of the Funds. The total annual fund operating expenses for both Funds set forth in the following table are based on the actual expenses incurred for each Fund’s fiscal year ended February 28, 2022. Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses. The pro forma expense column shows you what the total annual fund operating expenses (before and after waiver) would have been for the Acquiring Fund for the twelve-month period ended February 28, 2022, assuming the Merger had taken place at the beginning of that period.

Shareholder Fees (fees paid directly from your investment)
	Allspring Target 2030 Fund (Pre-Merger)	Allspring Dynamic Target 2030 Fund (Pre-Merger)	Allspring Dynamic Target 2030 Fund (Pro Forma)
Class A
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	5.75%	5.75%
Maximum deferred sales charge (load) (as a percentage of the offering price)	None[1]	None[1]	None[1]
Class C

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Shareholder Fees (fees paid directly from your investment)
	Allspring Target 2030 Fund (Pre-Merger)	Allspring Dynamic Target 2030 Fund (Pre-Merger)	Allspring Dynamic Target 2030 Fund (Pro Forma)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	1.00%	1.00%	1.00%
Class R
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	N/A	None[2]
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	N/A	None[2]
Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	None	None
Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	None	None
Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	N/A3	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	N/A3	None
1.	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months from the date of purchase.
2.	Following the Merger, Class R shareholders of the Target Fund can continue to purchase Class A shares of the Acquiring Fund at net asset value without a sales charge.
3.	The Acquiring Fund does not currently offer this share class but will add Administrator Class in connection with the Merger.

	Allspring Target 2030 Fund (Pre-Merger)	Allspring Target 2030 Fund (Pre-Merger)	Allspring Dynamic Target 2030 Fund (Pre-Merger)	Allspring Dynamic Target 2030 Fund (Proforma)
	Class A	Class R	Class A	Class A
Management Fees	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	0.00%	0.25%	0.00%	0.00%
Other Expenses	0.49%	0.49%	1.31%	0.48%
Acquired Fund Fees and Expenses	0.11%	0.11%	0.12%	0.11%
Total Annual Fund Operating Expenses	0.70%	0.95%	1.53%	0.69%
Waiver of Fund Expenses	(0.10)%	(0.10)%	(0.93)%	(0.09)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.60%[1]	0.85%[2]	0.60%[3]	0.60%[4]
Class C
Management Fees	0.10%		0.10%	0.10%
Distribution (12b-1) Fees	0.75%		0.75%	0.75%
Other Expenses	0.49%		1.31%	0.48%

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	Allspring Target 2030 Fund (Pre-Merger)	Allspring Target 2030 Fund (Pre-Merger)	Allspring Dynamic Target 2030 Fund (Pre-Merger)	Allspring Dynamic Target 2030 Fund (Proforma)
Acquired Fund Fees and Expenses	0.11%		0.12%	0.11%
Total Annual Fund Operating Expenses	1.45%		2.28%	1.44%
Waiver of Fund Expenses	(0.10)%		(0.93)%	(0.09)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	1.35%[5]		1.35%[6]	1.35%[7]
Administrator Class
Management Fees	0.10%		N/A	0.10%
Distribution (12b-1) Fees	0.00%		N/A	0.00%
Other Expenses	0.41%		N/A	0.40%
Acquired Fund Fees and Expenses	0.11%		N/A	0.11%
Total Annual Fund Operating Expenses	0.62%		N/A	0.61%
Waiver of Fund Expenses	(0.13)%		N/A	(0.12)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.49%[8]		N/A	0.49%[9]
Class R4
Management Fees	0.10%		0.10%	0.10%
Distribution (12b-1) Fees	0.00%		0.00%	0.00%
Other Expenses	0.21%		1.03%	0.20%
Acquired Fund Fees and Expenses	0.11%		0.12%	0.11%
Total Annual Fund Operating Expenses	0.42%		1.25%	0.41%
Waiver of Fund Expenses	(0.13)%		(0.96)%	(0.12)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.29%[10]		0.29%[11]	0.29%[12]
Class R6
Management Fees	0.10%		0.10%	0.10%
Distribution (12b-1) Fees	0.00%		0.00%	0.00%
Other Expenses	0.06%		0.88%	0.05%
Acquired Fund Fees and Expenses	0.11%		0.12%	0.11%
Total Annual Fund Operating Expenses	0.27%		1.10%	0.26%
Waiver of Fund Expenses	(0.13)%		(0.96)%	(0.12)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.14%[13]		0.14%[14]	0.14%[15]
1.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
2.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.85% for Class R. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
3.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the

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commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
4.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
5.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
6.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
7.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
8.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
9.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
10.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
11.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
12.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
13.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
14.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

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15.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Examples of Fund Expenses

The examples below are intended to help you compare the costs of investing in the Target Fund with the costs of investing in the Acquiring Fund, both before and after the Merger, and are for illustration only. The examples assume a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same, as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the examples assume that such waivers or reimbursements will only be in place through the one year period for the Target Fund and the two year period for the Acquiring Fund (both pre-merger and pro forma). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Allspring Target 2030 Fund (Pre-Merger)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$633	$777	$933	$1,387
Class C	$237	$449	$783	$1,727
Administrator Class	$50	$185	$333	$762
Class R	$87	$293	$516	$1,157
Class R4	$30	$122	$222	$517
Class R6	$14	$74	$139	$330
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$137	$449	$783	$1,727

Allspring Dynamic Target 2030 Fund (Pre-Merger)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$633	$853	$1,190	$2,139
Class C	$237	$528	$1,045	$2,466
Class R4	$30	$200	$496	$1,336
Class R6	$14	$153	$414	$1,162
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$137	$528	$1,045	$2,466

Allspring Dynamic Target 2030 Fund (Proforma)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$633	$766	$920	$1,368
Class C	$237	$437	$769	$1,708
Administrator Class	$50	$171	$316	$739
Class R4	$30	$107	$205	$493
Class R6	$14	$59	$121	$306
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$137	$437	$769	$1,708

Each Fund has a shareholder servicing fee of up to 0.25% for Class A and Administrator Class shares and 0.10% for Class R4 shares. Class C shares of each Fund have a shareholder servicing fee of 0.25% and a distribution fee (12b-1 fee) of 0.75%. Class R shares of the Target Fund have a shareholder servicing fee of 0.25% and a distribution fee (12b-1 fee) of 0.25%. Class R6 shares do not pay a shareholder servicing fee.

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FUND MANAGEMENT INFORMATION

Allspring Dynamic Target 2030 Fund
Investment Manager	Allspring Funds Management, LLC
Investment Sub-adviser	Allspring Global Investments, LLC
Portfolio Manager, Title/Managed Since	Kandarp R. Acharya, CFA, FRM, Portfolio Manager / 2015 Petros N. Bocray, CFA, FRM, Portfolio Manager / 2016 Travis Keshemberg, CFA, CIPM, FRM, Portfolio Manager / 2022

TAX INFORMATION

It is expected that the Merger will qualify as a tax-free “reorganization” for U.S. federal income tax purposes under Section 368(a) of the Internal Revenue Code of 1986, as amended. A receipt of an opinion substantially to that effect from Troutman Pepper Hamilton Sanders LLP, tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. As a tax-free reorganization, the Merger will not be taxable to the Acquiring Fund, the Target Fund or their shareholders for U.S. federal income tax purposes. Even though the Merger is expected to be tax-free, because the Merger will end the tax year of the Target Fund, the Merger may accelerate taxable distributions from the Target Fund to its shareholders.

The cost basis and holding period of the Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger, in each case for U.S. federal income tax purposes. At any time prior to the consummation of the Merger, a shareholder may redeem shares, usually resulting in recognition of a gain or loss for U.S. federal income tax purposes to the redeeming shareholder if the shareholder holds the shares in a taxable account.

A Fund’s net capital losses realized are permitted to be carried forward indefinitely to offset future capital gain. The Target Fund may be presently entitled to significant net capital loss carryforwards for U.S. federal income tax purposes, as detailed in “Material U.S. Federal Income Tax Consequences of the Merger.”

Before the Closing Date, the Target Fund expects to sell a portion of its portfolio securities in connection with repositioning its portfolio in anticipation of the Merger. These transactions will result in additional transaction costs to the Target Fund and may result in increased taxable distributions to shareholders of the Target Fund. In addition, it is expected that the Acquiring Fund may experience transaction costs immediately following the Merger in connection with securities transactions necessary to realign investments received from the Target Funds. Potential transaction costs are estimated to be approximately $131K (representing approximately 0.03%). This estimate of transaction costs is predicated on an assumption that the Target Fund is expected to sell approximately 16.2% of its portfolio. Transaction costs are dependent on market conditions and actual securities traded; costs could be higher or lower for securities based on liquidity. We expect the transition to occur over a two week period to take advantage of market liquidity and minimize trading costs. Understanding that there is a cost to trading, the portfolio management teams and traders will make every effort to minimize transaction costs. These potential transactions are estimated to result in possible net realized gains of $6.5 million (approximately $0.18 per share). The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Target Fund’s basis in such assets. Any net realized capital gain from sales that occur prior to the Merger will be distributed to the Target Fund’s shareholders as capital gain distributions (to the extent of the excess of net long-term capital gain over net short-term capital loss) and/or ordinary dividends (to the extent of the excess of net short-term capital gain over net long-term capital loss) during or with respect to the year of sale (after reduction by any available capital loss carryforwards), and such distributions will be taxable to shareholders. This portfolio turnover would be in addition to the portfolio turnover that would be experienced by the Acquiring Fund following the Merger in connection with its normal investment operations. As of March 31, 2022, the Target Fund’s assets were approximately $439.5 million and as of this date the Target Fund had net unrealized gains of $40 million. In addition, it is expected that the Target Fund may hold a larger amount of cash during this period in connection with repositioning its portfolio. As a result, the Fund may not be invested pursuant to its principal investment strategies.

Certain other U.S. federal income tax consequences are discussed below under “Material U.S. Federal Income Tax Consequences of the Merger.”

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ALLSPRING TARGET 2035 FUND INTO ALLSPRING DYNAMIC TARGET 2035 FUND

SHARE CLASS INFORMATION

The following table illustrates the share class of the Acquiring Fund you will receive in exchange for your Target Fund shares as a result of the Merger.

If you own this class of shares of the Allspring Target 2035 Fund:	You will receive this class of shares of the Allspring Dynamic Target 2035 Fund[1]:
Class A	Class A
Class R2	Class A
Class R4	Class R4
Class R6	Class R6
Administrator Class	Administrator Class[3]
1.	The Acquiring Fund also offers Class C shares. This class is not involved in the Merger.
2.	Class R shareholders of the Target Fund will receive Class A shares of the Acquiring Fund, a class with similar expenses, except with respect to distribution (12b-1) fees where Class R shares has a 0.25% 12b-1 fee and Class A shares does not have a 12b-1 fee. Following the Merger, Class R shareholders of the Target Fund can continue to purchase Class A shares of the Acquiring Fund at net asset value without a sales charge.
3.	Administrator Class is a new share class of the Dynamic Target 2035 Fund being launched in connection with the Merger. For additional information on Administrator Class shares, please see Exhibit B.

The Acquiring Fund shares you will receive as a result of the Merger will have the same dollar value as your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are identical. For additional information on the Acquiring Fund see the section entitled “Buying, Selling and Exchanging Fund Shares.” Additional information on how you can buy, sell or exchange shares of each Fund is available in the Funds’ prospectuses and SAI. In addition, the distribution policies for the Funds are the same.

INVESTMENT OBJECTIVE AND STRATEGY COMPARISON

The following section compares the investment objectives, principal investment strategies and fundamental investment policies of the Funds. The investment objectives of the Funds may be changed without shareholder approval.

The Funds’ investment objectives are identical in that each Fund seeks total return over time, consistent with its strategic target asset allocation.

The Funds’ principal investment strategies are substantially similar as each Fund invests in underlying funds, which in turn, invest in a combination of securities to gain exposure to the following asset classes: equity and fixed income (including money market securities). The Acquiring Fund employs a derivatives overlay strategy while the Target Fund does not employ such a strategy. In addition, the Acquiring Fund has a higher allocation to equity securities and deploys a more aggressive glide path than the Target Fund.

Allspring Target 2035 Fund	Allspring Dynamic Target 2035 Fund
INVESTMENT OBJECTIVES	INVESTMENT OBJECTIVES
The Fund seeks total return over time, consistent with its strategic target asset allocation.	The Fund seeks total return over time, consistent with its strategic target allocation.
PRINCIPAL INVESTMENT STRATEGIES	PRINCIPAL INVESTMENT STRATEGIES

The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

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Allspring Target 2035 Fund	Allspring Dynamic Target 2035 Fund

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-capitalization companies, international developed markets and emerging markets allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-capitalization companies, international developed markets and emerging markets allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg U.S. Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg U.S. Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, investment grade corporate bonds, below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg U.S. Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg U.S. Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2035. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2035 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2035. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2035 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.

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Allspring Target 2035 Fund	Allspring Dynamic Target 2035 Fund
Not in the Fund’s strategy.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The TAA Overlay seeks to improve the Fund’s risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The VMO seeks to keep the Fund’s short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio’s effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio’s effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. TRM is a quantitatively driven, structured hedging component developed to help reduce portfolio losses during severe market downturns. TRM will only seek to decrease market exposure under certain market conditions. When a portfolio breaches a certain value on the downside, downside protection (or hedge) may be added to decrease market exposure using futures. This component also systematically takes hedge profit by reducing downside protection after a severe portfolio decline.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

Except as noted above with respect to the Funds’ 80% policies, the fundamental investment policies of the Funds, which may only be changed with shareholder approval, are identical. For a comparative chart of the Funds’ fundamental investment policies, please see Exhibit C.

PRINCIPAL RISK COMPARISON

The principal risks of the Target Fund are similar, but not identical, to those of the Acquiring Fund due to the similarity of the Funds’ investment objectives and principal investment strategies, as noted above.

The table below compares the principal risk factors of the Target Fund with those of the Acquiring Fund. These risks are described in the section entitled “Risk Descriptions.”

Allspring Target 2035 Fund	Allspring Dynamic Target 2035 Fund
Debt Securities Risk	Debt Securities Risk
Not subject to Derivatives Risk	Derivatives Risk
Emerging Markets Risk	Emerging Markets Risk
Equity Securities Risk	Equity Securities Risk
Not subject to Foreign Currency Contracts Risk	Foreign Currency Contracts Risk
Foreign Investment Risk	Foreign Investment Risk

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Allspring Target 2035 Fund	Allspring Dynamic Target 2035 Fund
Not subject to Futures Contracts Risk	Futures Contracts Risk
High Yield Securities Risk	High Yield Securities Risk
Management Risk	Management Risk
Market Risk	Market Risk
Mortgage- and Asset-Backed Securities Risk	Mortgage- and Asset-Backed Securities Risk
Smaller Company Securities Risk	Smaller Company Securities Risk
Target Date Fund Risk	Target Date Fund Risk
Underlying Funds Risk	Underlying Funds Risk
U.S. Government Obligations Risk	U.S. Government Obligations Risk

The Funds have other investment policies, practices and restrictions which, together with their related risks, are set forth in the Funds’ prospectuses and SAI.

FUND PERFORMANCE COMPARISON

The following bar charts and tables illustrate how each Fund’s returns have varied from year to year and compare each Fund’s returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for the Funds on the Allspring Funds website at allspringglobal.com. Following the Merger, the Acquiring Fund will be the accounting and performance survivor.

Calendar Year Total Returns for Class A Shares (%) for the Allspring Target 2035 Fund
(Returns do not reflect sales charges and would be lower if they did)

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Highest Quarter: June 30, 2020	14.00%
Lowest Quarter: March 31, 2020	-17.30%
Year-to-date total return as of June 30, 2022 is -16.60%

Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	11/30/2012	6.10%	8.69%	8.45%
Class A (after taxes on distributions)	11/30/2012	1.65%	4.59%	5.89%
Class A (after taxes on distributions and the sale of Fund Shares)	11/30/2012	5.30%	5.89%	6.21%
Class R (before taxes)[2]	6/28/2013	12.35%	9.74%	8.81%

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Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)1
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R4 (before taxes)[3]	11/30/2012	12.94%	10.34%	9.44%
Class R6 (before taxes)	6/29/2007	13.12%	10.49%	9.58%
Administrator Class (before taxes)	6/29/2007	12.69%	10.08%	9.18%
S&P Target Date 2035 Index (reflects no deduction for fees, expenses, or taxes)[4]		14.93%	11.67%	10.63%
Target 2035 Blended Index (reflects no deduction for fees, expenses, or taxes)[5]		12.21%	-	-
1.	Historical performance shown for the Class A shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class A shares.
2.	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to the Class R shares.
3.	Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class R4 shares.
4.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
5.	Source: Allspring Funds Management, LLC. The Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. You cannot invest directly in an index.

Calendar Year Total Returns for Class A Shares (%) for the Allspring Dynamic Target 2035 Fund
(Returns do not reflect sales charges and would be lower if they did)

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Highest Quarter: June 30, 2020	12.60%
Lowest Quarter: March 31, 2020	-13.76%
Year-to-date total return as of June 30, 2022 is -18.47%

Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	Since inception
Class A (before taxes)	11/30/2015	8.43%	11.16%	9.84%
Class A (after taxes on distributions)	11/30/2015	5.08%	8.95%	7.84%
Class A (after taxes on distributions and the sale of Fund Shares)	11/30/2015	6.30%	8.24%	7.24%
Class C (before taxes)	11/30/2015	13.09%	11.95%	10.34%

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Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	Since inception
Class R4 (before taxes)	11/30/2015	15.35%	12.80%	11.24%
Class R6 (before taxes)	11/30/2015	15.58%	12.97%	11.41%
S&P Target Date 2035 Index (reflects no deduction for fees, expenses, or taxes)[1]		14.93%	11.67%	10.68%
Dynamic Target 2035 Blended Index (reflects no deduction for fees, expenses, or taxes)[2]		14.20%	-	-
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

SHAREHOLDER FEE AND FUND EXPENSE COMPARISON

This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund.

For information about the share class of the Acquiring Fund that you will receive in connection with the Merger, please see the section entitled “Share Class Information” above.

The following table entitled “Shareholder Fees” allows you to compare the maximum sales charges of the Funds and includes a Pro Forma column that shows you what the sales charges will be assuming the Merger takes place. The sales charges for each class of shares of the Target Fund are identical to those of the class of shares of the Acquiring Fund. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of Allspring Funds. More information about these and other discounts is available in the “Reductions and Waivers of Sales Charges” section of this prospectus/information statement and from your financial professional and in the Funds’ prospectuses.

The following table entitled “Annual Fund Operating Expenses” allows you to compare the annual operating expenses of the Funds. The total annual fund operating expenses for both Funds set forth in the following table are based on the actual expenses incurred for each Fund’s fiscal year ended February 28, 2022. Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses. The pro forma expense column shows you what the total annual fund operating expenses (before and after waiver) would have been for the Acquiring Fund for the twelve-month period ended February 28, 2022, assuming the Merger had taken place at the beginning of that period.

Shareholder Fees (fees paid directly from your investment)
	Allspring Target 2035 Fund (Pre-Merger)	Allspring Dynamic Target 2035 Fund (Pre-Merger)	Allspring Dynamic Target 2035 Fund (Pro Forma)
Class A
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	5.75%	5.75%
Maximum deferred sales charge (load) (as a percentage of the offering price)	None[1]	None[1]	None[1]
Class R
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	N/A	None[2]

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Shareholder Fees (fees paid directly from your investment)
	Allspring Target 2035 Fund (Pre-Merger)	Allspring Dynamic Target 2035 Fund (Pre-Merger)	Allspring Dynamic Target 2035 Fund (Pro Forma)
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	N/A	None[2]
Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	None	None
Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	None	None
Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	N/A3	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	N/A3	None
1.	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months from the date of purchase.
2.	Following the Merger, Class R shareholders of the Target Fund can continue to purchase Class A shares of the Acquiring Fund at net asset value without a sales charge.
3.	The Acquiring Fund does not currently offer this share class but will add Administrator Class in connection with the Merger.

	Allspring Target 2035 Fund (Pre-Merger)	Allspring Target 2035 Fund (Pre-Merger)	Allspring Dynamic Target 2035 Fund (Pre-Merger)	Allspring Dynamic Target 2035 Fund (Pro-Forma)
	Class A	Class R	Class A	Class A
Management Fees	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	0.00%	0.25%	0.00%	0.00%
Other Expenses	0.52%	0.52%	1.39%	0.52%
Acquired Fund Fees and Expenses	0.12%	0.12%	0.12%	0.12%
Total Annual Fund Operating Expenses	0.74%	0.99%	1.61%	0.74%
Waiver of Fund Expenses	(0.14)%	(0.14)%	(1.01)%	(0.14)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.60%[1]	0.85%[2]	0.60%[3]	0.60%[4]
Class C
Management Fees			0.10%	0.10%
Distribution (12b-1) Fees			0.75%	0.75%
Other Expenses			1.39%	0.52%
Acquired Fund Fees and Expenses			0.12%	0.12%
Total Annual Fund Operating Expenses			2.36%	1.49%
Waiver of Fund Expenses			(1.01)%	(0.14)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver			1.35%[5]	1.35%[6]
Administrator Class
Management Fees	0.10%		N/A	0.10%

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	Allspring Target 2035 Fund (Pre-Merger)	Allspring Target 2035 Fund (Pre-Merger)	Allspring Dynamic Target 2035 Fund (Pre-Merger)	Allspring Dynamic Target 2035 Fund (Pro-Forma)
Distribution (12b-1) Fees	0.00%		N/A	0.00%
Other Expenses	0.44%		N/A	0.44%
Acquired Fund Fees and Expenses	0.12%		N/A	0.12%
Total Annual Fund Operating Expenses	0.66%		N/A	0.66%
Waiver of Fund Expenses	(0.17)%		N/A	(0.17)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.49%[7]		N/A	0.49%[8]
Class R4
Management Fees	0.10%		0.10%	0.10%
Distribution (12b-1) Fees	0.00%		0.00%	0.00%
Other Expenses	0.24%		1.11%	0.24%
Acquired Fund Fees and Expenses	0.12%		0.12%	0.12%
Total Annual Fund Operating Expenses	0.46%		1.33%	0.46%
Waiver of Fund Expenses	(0.17)%		(1.04)%	(0.17)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.29%[9]		0.29%[10]	0.29%[11]
Class R6
Management Fees	0.10%		0.10%	0.10%
Distribution (12b-1) Fees	0.00%		0.00%	0.00%
Other Expenses	0.09%		0.96%	0.09%
Acquired Fund Fees and Expenses	0.12%		0.12%	0.12%
Total Annual Fund Operating Expenses	0.31%		1.18%	0.31%
Waiver of Fund Expenses	(0.17)%		(1.04)%	(0.17)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.14%[12]		0.14%[13]	0.14%[14]
1.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
2.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.85% for Class R. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
3.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
4.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
5.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.35% for Class C. Brokerage commissions, stamp

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duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
6.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
7.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
8.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
9.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
10.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
11.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
12.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
13.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
14.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Examples of Fund Expenses

The examples below are intended to help you compare the costs of investing in the Target Fund with the costs of investing in the Acquiring Fund, both before and after the Merger, and are for illustration only. The examples assume a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same, as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the examples assume that such waivers or reimbursements will only be in place through the one year period for the Target Fund and the two year period for the

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Acquiring Fund (both pre-merger and pro forma). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Allspring Target 2035 Fund (Pre-Merger)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$633	$785	$950	$1,428
Administrator Class	$50	$194	$351	$806
Class R	$87	$301	$533	$1,200
Class R4	$30	$130	$241	$563
Class R6	$14	$82	$157	$377

Allspring Dynamic Target 2035 Fund (Pre-Merger)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$633	$861	$1,215	$2,210
Class C	$237	$537	$1,071	$2,535
Class R4	$30	$209	$523	$1,413
Class R6	$14	$162	$441	$1,240
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$137	$537	$1,071	$2,535

Allspring Dynamic Target 2035 Fund (Proforma)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$633	$771	$936	$1,415
Class C	$237	$443	$786	$1,755
Administrator Class	$50	$176	$333	$786
Class R4	$30	$112	$223	$545
Class R6	$14	$64	$139	$359
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$137	$443	$786	$1,755

Each Fund has a shareholder servicing fee of up to 0.25% for Class A and Administrator Class shares and 0.10% for Class R4 shares. Class R6 shares do not pay a shareholder servicing fee.

FUND MANAGEMENT INFORMATION

Allspring Dynamic Target 2035 Fund
Investment Manager	Allspring Funds Management, LLC
Investment Sub-adviser	Allspring Global Investments, LLC
Portfolio Manager, Title/Managed Since	Kandarp R. Acharya, CFA, FRM, Portfolio Manager / 2015 Petros N. Bocray, CFA, FRM, Portfolio Manager / 2016 Travis Keshemberg, CFA, CIPM, FRM, Portfolio Manager / 2022

TAX INFORMATION

It is expected that the Merger will qualify as a tax-free “reorganization” for U.S. federal income tax purposes under Section 368(a) of the Internal Revenue Code of 1986, as amended. A receipt of an opinion substantially to that effect from Troutman Pepper Hamilton Sanders LLP, tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. As a tax-free reorganization, the Merger will not be taxable to the Acquiring Fund, the Target Fund or their shareholders for U.S. federal income tax purposes. Even though the Merger is expected to be tax-free, because the Merger will end the tax year of the Target Fund, the Merger may accelerate taxable distributions from the Target Fund to its shareholders.
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The cost basis and holding period of the Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger, in each case for U.S. federal income tax purposes. At any time prior to the consummation of the Merger, a shareholder may redeem shares, usually resulting in recognition of a gain or loss for U.S. federal income tax purposes to the redeeming shareholder if the shareholder holds the shares in a taxable account.

A Fund’s net capital losses realized are permitted to be carried forward indefinitely to offset future capital gain. The Target Fund may be presently entitled to significant net capital loss carryforwards for U.S. federal income tax purposes, as detailed in “Material U.S. Federal Income Tax Consequences of the Merger.”

Before the Closing Date, the Target Fund expects to sell a portion of its portfolio securities in connection with repositioning its portfolio in anticipation of the Merger. These transactions will result in additional transaction costs to the Target Fund and may result in increased taxable distributions to shareholders of the Target Fund. In addition, it is expected that the Acquiring Fund may experience transaction costs immediately following the Merger in connection with securities transactions necessary to realign investments received from the Target Funds. Potential transaction costs are estimated to be approximately $45K (representing approximately 0.03%). This estimate of transaction costs is predicated on an assumption that the Target Fund is expected to sell approximately 11.2% of its portfolio. Transaction costs are dependent on market conditions and actual securities traded; costs could be higher or lower for securities based on liquidity. We expect the transition to occur over a two week period to take advantage of market liquidity and minimize trading costs. Understanding that there is a cost to trading, the portfolio management teams and traders will make every effort to minimize transaction costs. These potential transactions are estimated to result in possible net realized gains of $1.7 million (approximately $0.07 per share). The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Target Fund’s basis in such assets. Any net realized capital gain from sales that occur prior to the Merger will be distributed to the Target Fund’s shareholders as capital gain distributions (to the extent of the excess of net long-term capital gain over net short-term capital loss) and/or ordinary dividends (to the extent of the excess of net short-term capital gain over net long-term capital loss) during or with respect to the year of sale (after reduction by any available capital loss carryforwards), and such distributions will be taxable to shareholders. This portfolio turnover would be in addition to the portfolio turnover that would be experienced by the Acquiring Fund following the Merger in connection with its normal investment operations. As of March 31, 2022, the Target Fund’s assets were approximately $180.7 million and as of this date the Target Fund had net unrealized gains of $14.9 million. In addition, it is expected that the Target Fund may hold a larger amount of cash during this period in connection with repositioning its portfolio. As a result, the Fund may not be invested pursuant to its principal investment strategies.

Certain other U.S. federal income tax consequences are discussed below under “Material U.S. Federal Income Tax Consequences of the Merger.”

ALLSPRING TARGET 2040 FUND INTO ALLSPRING DYNAMIC TARGET 2040 FUND

SHARE CLASS INFORMATION

The following table illustrates the share class of the Acquiring Fund you will receive in exchange for your Target Fund shares as a result of the Merger.

If you own this class of shares of the Allspring Target 2040 Fund:	You will receive this class of shares of the Allspring Dynamic Target 2040 Fund:
Class A	Class A
Class C	Class C
Class R1	Class A
Class R4	Class R4
Class R6	Class R6
Administrator Class	Administrator Class[2]
1.	Class R shareholders of the Target Fund will receive Class A shares of the Acquiring Fund, a class with similar expenses, except with respect to distribution (12b-1) fees where Class R shares has a 0.25% 12b-1 fee and Class A shares does not have a 12b-1 fee. Following the Merger, Class R shareholders of the Target Fund can continue to purchase Class A shares of the Acquiring Fund at net asset value without a sales charge.
2.	Administrator Class is a new share class of the Dynamic Target 2040 Fund being launched in connection with the Merger. For additional information on Administrator Class shares, please see Exhibit B.

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The Acquiring Fund shares you will receive as a result of the Merger will have the same dollar value as your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are identical. For additional information on the Acquiring Fund see the section entitled “Buying, Selling and Exchanging Fund Shares.” Additional information on how you can buy, sell or exchange shares of each Fund is available in the Funds’ prospectuses and SAI. In addition, the distribution policies for the Funds are the same.

INVESTMENT OBJECTIVE AND STRATEGY COMPARISON

The following section compares the investment objectives, principal investment strategies and fundamental investment policies of the Funds. The investment objectives of the Funds may be changed without shareholder approval.

The Funds’ investment objectives are identical in that each Fund seeks total return over time, consistent with its strategic target asset allocation.

The Funds’ principal investment strategies are substantially similar as each Fund invests in underlying funds, which in turn, invest in a combination of securities to gain exposure to the following asset classes: equity and fixed income (including money market securities). The Acquiring Fund employs a derivatives overlay strategy while the Target Fund does not employ such a strategy. In addition, the Acquiring Fund has a higher allocation to equity securities and deploys a more aggressive glide path than the Target Fund.

Allspring Target 2040 Fund	Allspring Dynamic Target 2040 Fund
INVESTMENT OBJECTIVES	INVESTMENT OBJECTIVES
The Fund seeks total return over time, consistent with its strategic target asset allocation.	The Fund seeks total return over time, consistent with its strategic target allocation.
PRINCIPAL INVESTMENT STRATEGIES	PRINCIPAL INVESTMENT STRATEGIES

The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-capitalization companies, international developed markets and emerging markets allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-capitalization companies, international developed markets and emerging markets allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility.

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Allspring Target 2040 Fund	Allspring Dynamic Target 2040 Fund

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg U.S. Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg U.S. Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, investment grade corporate bonds, below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg U.S. Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg U.S. Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2040. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2040 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2040. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2040 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.

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Allspring Target 2040 Fund	Allspring Dynamic Target 2040 Fund
Not in the Fund’s strategy.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The TAA Overlay seeks to improve the Fund’s risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The VMO seeks to keep the Fund’s short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio’s effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio’s effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. TRM is a quantitatively driven, structured hedging component developed to help reduce portfolio losses during severe market downturns. TRM will only seek to decrease market exposure under certain market conditions. When a portfolio breaches a certain value on the downside, downside protection (or hedge) may be added to decrease market exposure using futures. This component also systematically takes hedge profit by reducing downside protection after a severe portfolio decline.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

Except as noted above with respect to the Funds’ 80% policies, the fundamental investment policies of the Funds, which may only be changed with shareholder approval, are identical. For a comparative chart of the Funds’ fundamental investment policies, please see Exhibit C.

PRINCIPAL RISK COMPARISON

The principal risks of the Target Fund are similar, but not identical, to those of the Acquiring Fund due to the similarity of the Funds’ investment objectives and principal investment strategies, as noted above.

The table below compares the principal risk factors of the Target Fund with those of the Acquiring Fund. These risks are described in the section entitled “Risk Descriptions.”

Allspring Target 2040 Fund	Allspring Dynamic Target 2040 Fund
Debt Securities Risk	Debt Securities Risk
Not subject to Derivatives Risk	Derivatives Risk
Emerging Markets Risk	Emerging Markets Risk
Equity Securities Risk	Equity Securities Risk
Not subject to Foreign Currency Contracts Risk	Foreign Currency Contracts Risk
Foreign Investment Risk	Foreign Investment Risk

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Allspring Target 2040 Fund	Allspring Dynamic Target 2040 Fund
Not subject to Futures Contracts Risk	Futures Contracts Risk
High Yield Securities Risk	High Yield Securities Risk
Management Risk	Management Risk
Market Risk	Market Risk
Mortgage- and Asset-Backed Securities Risk	Mortgage- and Asset-Backed Securities Risk
Smaller Company Securities Risk	Smaller Company Securities Risk
Target Date Fund Risk	Target Date Fund Risk
Underlying Funds Risk	Underlying Funds Risk
U.S. Government Obligations Risk	U.S. Government Obligations Risk

The Funds have other investment policies, practices and restrictions which, together with their related risks, are set forth in the Funds’ prospectuses and SAI.

FUND PERFORMANCE COMPARISON

The following bar charts and tables illustrate how each Fund’s returns have varied from year to year and compare each Fund’s returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for the Funds on the Allspring Funds website at allspringglobal.com. Following the Merger, the Acquiring Fund will be the accounting and performance survivor.

Calendar Year Total Returns for Class A Shares (%) for the Allspring Target 2040 Fund
(Returns do not reflect sales charges and would be lower if they did)

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Highest Quarter: June 30, 2020	15.11%
Lowest Quarter: March 31, 2020	-19.34%
Year-to-date total return as of June 30, 2022 is -17.40%

Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	3/1/1994	8.02%	9.40%	9.16%
Class A (after taxes on distributions)	3/1/1994	3.19%	5.74%	6.80%
Class A (after taxes on distributions and the sale of Fund Shares)	3/1/1994	6.63%	6.56%	6.86%
Class C (before taxes)	7/1/1998	12.69%	9.87%	8.98%

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Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R (before taxes)[1]	6/28/2013	14.25%	10.53%	9.61%
Class R4 (before taxes)[2]	11/30/2012	14.94%	11.05%	10.19%
Class R6 (before taxes)	6/30/2004	15.06%	11.20%	10.33%
Administrator Class (before taxes)	11/8/1999	14.65%	10.82%	9.94%
S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)[3]		16.55%	12.40%	11.19%
Target 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)[4]		14.07%	-	-
1.	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to the Class R shares.
2.	Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class R4 shares.
3.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
4.	Source: Allspring Funds Management, LLC. The Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. You cannot invest directly in an index.

Calendar Year Total Returns for Class A Shares (%) for the Allspring Dynamic Target 2040 Fund
(Returns do not reflect sales charges and would be lower if they did)

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Highest Quarter: June 30, 2020	12.76%
Lowest Quarter: March 31, 2020	-15.00%
Year-to-date total return as of June 30, 2022 is -19.09%

Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	Since inception
Class A (before taxes)	11/30/2015	9.29%	11.33%	9.98%
Class A (after taxes on distributions)	11/30/2015	5.76%	9.04%	7.91%
Class A (after taxes on distributions and the sale of Fund Shares)	11/30/2015	6.88%	8.37%	7.34%
Class C (before taxes)	11/30/2015	14.02%	12.13%	10.49%

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Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	Since inception
Class R4 (before taxes)	11/30/2015	16.25%	12.98%	11.39%
Class R6 (before taxes)	11/30/2015	16.51%	13.16%	11.56%
S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)[1]		16.55%	12.40%	11.32%
Dynamic Target 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)[2]		15.07%	-	-
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

SHAREHOLDER FEE AND FUND EXPENSE COMPARISON

This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund.

For information about the share class of the Acquiring Fund that you will receive in connection with the Merger, please see the section entitled “Share Class Information” above.

The following table entitled “Shareholder Fees” allows you to compare the maximum sales charges of the Funds and includes a Pro Forma column that shows you what the sales charges will be assuming the Merger takes place. The sales charges for each class of shares of the Target Fund are identical to those of the class of shares of the Acquiring Fund. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of Allspring Funds. More information about these and other discounts is available in the “Reductions and Waivers of Sales Charges” section of this prospectus/information statement and from your financial professional and in the Funds’ prospectuses.

The following table entitled “Annual Fund Operating Expenses” allows you to compare the annual operating expenses of the Funds. The total annual fund operating expenses for both Funds set forth in the following table are based on the actual expenses incurred for each Fund’s fiscal year ended February 28, 2022. Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses. The pro forma expense column shows you what the total annual fund operating expenses (before and after waiver) would have been for the Acquiring Fund for the twelve-month period ended February 28, 2022, assuming the Merger had taken place at the beginning of that period.

Shareholder Fees (fees paid directly from your investment)
	Allspring Target 2040 Fund (Pre-Merger)	Allspring Dynamic Target 2040 Fund (Pre-Merger)	Allspring Dynamic Target 2040 Fund (Pro Forma)
Class A
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	5.75%	5.75%
Maximum deferred sales charge (load) (as a percentage of the offering price)	None[1]	None[1]	None[1]
Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	None

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Shareholder Fees (fees paid directly from your investment)
	Allspring Target 2040 Fund (Pre-Merger)	Allspring Dynamic Target 2040 Fund (Pre-Merger)	Allspring Dynamic Target 2040 Fund (Pro Forma)
Maximum deferred sales charge (load) (as a percentage of the offering price)	1.00%	1.00%	1.00%
Class R
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	N/A	None[2]
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	N/A	None[2]
Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	None	None
Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	None	None
Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	N/A3	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	N/A3	None
1.	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months from the date of purchase.
2.	Following the Merger, Class R shareholders of the Target Fund can continue to purchase Class A shares of the Acquiring Fund at net asset value without a sales charge.
3.	The Acquiring Fund does not currently offer this share class but will add Administrator Class in connection with the Merger.

	Allspring Target 2040 Fund (Pre-Merger)	Allspring Target 2040 Fund (Pre-Merger)	Allspring Dynamic Target 2040 Fund (Pre-Merger)	Allspring Dynamic Target 2040 Fund (Pro-Forma)
	Class A	Class R	Class A	Class A
Management Fees	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	0.00%	0.25%	0.00%	0.00%
Other Expenses	0.49%	0.49%	1.47%	0.49%
Acquired Fund Fees and Expenses	0.12%	0.12%	0.12%	0.12%
Total Annual Fund Operating Expenses	0.71%	0.96%	1.69%	0.71%
Waiver of Fund Expenses	(0.11)%	(0.11)%	(1.09)%	(0.11)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.60%[1]	0.85%[2]	0.60%[3]	0.60%[4]
Class C
Management Fees	0.10%		0.10%	0.10%
Distribution (12b-1) Fees	0.75%		0.75%	0.75%
Other Expenses	0.49%		1.47%	0.49%
Acquired Fund Fees and Expenses	0.12%		0.12%	0.12%
Total Annual Fund Operating Expenses	1.46%		2.44%	1.46%
Waiver of Fund Expenses	(0.11)%		(1.09)%	(0.11)%

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	Allspring Target 2040 Fund (Pre-Merger)	Allspring Target 2040 Fund (Pre-Merger)	Allspring Dynamic Target 2040 Fund (Pre-Merger)	Allspring Dynamic Target 2040 Fund (Pro-Forma)
Total Annual Fund Operating Expenses After Waiver Fee Waiver	1.35%[5]		1.35%[6]	1.35%[7]
Administrator Class
Management Fees	0.10%		N/A	0.10%
Distribution (12b-1) Fees	0.00%		N/A	0.00%
Other Expenses	0.41%		N/A	0.41%
Acquired Fund Fees and Expenses	0.12%		N/A	0.12%
Total Annual Fund Operating Expenses	0.63%		N/A	0.63%
Waiver of Fund Expenses	(0.14)%		N/A	(0.14)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.49%[8]		N/A	0.49%[9]
Class R4
Management Fees	0.10%		0.10%	0.10%
Distribution (12b-1) Fees	0.00%		0.00%	0.00%
Other Expenses	0.21%		1.19%	0.21%
Acquired Fund Fees and Expenses	0.12%		0.12%	0.12%
Total Annual Fund Operating Expenses	0.43%		1.41%	0.43%
Waiver of Fund Expenses	(0.14)%		(1.12)%	(0.14)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.29%[10]		0.29%[11]	0.29%[12]
Class R6
Management Fees	0.10%		0.10%	0.10%
Distribution (12b-1) Fees	0.00%		0.00%	0.00%
Other Expenses	0.06%		1.04%	0.06%
Acquired Fund Fees and Expenses	0.12%		0.12%	0.12%
Total Annual Fund Operating Expenses	0.28%		1.26%	0.28%
Waiver of Fund Expenses	(0.14)%		(1.12)%	(0.14)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.14%[13]		0.14%[14]	0.14%[15]
1.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
2.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.85% for Class R. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
3.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
4.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are

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included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
5.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
6.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
7.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
8.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
9.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
10.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
11.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
12.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
13.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
14.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
15.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

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Examples of Fund Expenses

The examples below are intended to help you compare the costs of investing in the Target Fund with the costs of investing in the Acquiring Fund, both before and after the Merger, and are for illustration only. The examples assume a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same, as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the examples assume that such waivers or reimbursements will only be in place through the one year period for the Target Fund and the two year period for the Acquiring Fund (both pre-merger and pro forma). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Allspring Target 2040 Fund (Pre-Merger)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$633	$779	$937	$1,397
Class C	$237	$451	$787	$1,737
Administrator Class	$50	$188	$337	$773
Class R	$87	$295	$520	$1,168
Class R4	$30	$124	$227	$529
Class R6	$14	$76	$143	$342
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$137	$451	$787	$1,737

Allspring Dynamic Target 2040 Fund (Pre-Merger)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$633	$870	$1,241	$2,283
Class C	$237	$546	$1,098	$2,607
Class R4	$30	$219	$551	$1,493
Class R6	$14	$171	$470	$1,321
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$137	$546	$1,098	$2,607

Allspring Dynamic Target 2040 Fund (Proforma)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$633	$768	$926	$1,387
Class C	$237	$440	$776	$1,727
Administrator Class	$50	$173	$323	$759
Class R4	$30	$109	$212	$514
Class R6	$14	$61	$128	$327
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$137	$440	$776	$1,727

Each Fund has a shareholder servicing fee of up to 0.25% for Class A and Administrator Class shares and 0.10% for Class R4 shares. Class C shares of each Fund have a shareholder servicing fee of 0.25% and a distribution fee (12b-1 fee) of 0.75%. Class R shares of the Target Fund have a shareholder servicing fee of 0.25% and a distribution fee (12b-1 fee) of 0.25%. Class R6 shares do not pay a shareholder servicing fee.

FUND MANAGEMENT INFORMATION

Allspring Dynamic Target 2040 Fund
Investment Manager	Allspring Funds Management, LLC

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Allspring Dynamic Target 2040 Fund
Investment Sub-adviser	Allspring Global Investments, LLC
Portfolio Manager, Title/Managed Since	Kandarp R. Acharya, CFA, FRM, Portfolio Manager / 2015 Petros N. Bocray, CFA, FRM, Portfolio Manager / 2016 Travis Keshemberg, CFA, CIPM, FRM, Portfolio Manager / 2022

TAX INFORMATION

It is expected that the Merger will qualify as a tax-free “reorganization” for U.S. federal income tax purposes under Section 368(a) of the Internal Revenue Code of 1986, as amended. A receipt of an opinion substantially to that effect from Troutman Pepper Hamilton Sanders LLP, tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. As a tax-free reorganization, the Merger will not be taxable to the Acquiring Fund, the Target Fund or their shareholders for U.S. federal income tax purposes. Even though the Merger is expected to be tax-free, because the Merger will end the tax year of the Target Fund, the Merger may accelerate taxable distributions from the Target Fund to its shareholders.

The cost basis and holding period of the Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger, in each case for U.S. federal income tax purposes. At any time prior to the consummation of the Merger, a shareholder may redeem shares, usually resulting in recognition of a gain or loss for U.S. federal income tax purposes to the redeeming shareholder if the shareholder holds the shares in a taxable account.

A Fund’s net capital losses realized are permitted to be carried forward indefinitely to offset future capital gain. The Target Fund may be presently entitled to significant net capital loss carryforwards for U.S. federal income tax purposes, as detailed in “Material U.S. Federal Income Tax Consequences of the Merger.”

Before the Closing Date, the Target Fund expects to sell a portion of its portfolio securities in connection with repositioning its portfolio in anticipation of the Merger. These transactions will result in additional transaction costs to the Target Fund and may result in increased taxable distributions to shareholders of the Target Fund. In addition, it is expected that the Acquiring Fund may experience transaction costs immediately following the Merger in connection with securities transactions necessary to realign investments received from the Target Funds. Potential transaction costs are estimated to be approximately $85K (representing approximately 0.02%). This estimate of transaction costs is predicated on an assumption that the Target Fund is expected to sell approximately 6% of its portfolio. Transaction costs are dependent on market conditions and actual securities traded; costs could be higher or lower for securities based on liquidity. We expect the transition to occur over a two week period to take advantage of market liquidity and minimize trading costs. Understanding that there is a cost to trading, the portfolio management teams and traders will make every effort to minimize transaction costs. These potential transactions are estimated to result in possible net realized gains of $2.6 million (approximately $0.09 per share). The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Target Fund’s basis in such assets. Any net realized capital gain from sales that occur prior to the Merger will be distributed to the Target Fund’s shareholders as capital gain distributions (to the extent of the excess of net long-term capital gain over net short-term capital loss) and/or ordinary dividends (to the extent of the excess of net short-term capital gain over net long-term capital loss) during or with respect to the year of sale (after reduction by any available capital loss carryforwards), and such distributions will be taxable to shareholders. This portfolio turnover would be in addition to the portfolio turnover that would be experienced by the Acquiring Fund following the Merger in connection with its normal investment operations. As of March 31, 2022, the Target Fund’s assets were approximately $425.5 million and as of this date the Target Fund had net unrealized gains of $43.9 million. In addition, it is expected that the Target Fund may hold a larger amount of cash during this period in connection with repositioning its portfolio. As a result, the Fund may not be invested pursuant to its principal investment strategies.

Certain other U.S. federal income tax consequences are discussed below under “Material U.S. Federal Income Tax Consequences of the Merger.”

ALLSPRING TARGET 2045 FUND INTO ALLSPRING DYNAMIC TARGET 2045 FUND

The following table illustrates the share class of the Acquiring Fund you will receive in exchange for your Target Fund shares as a result of the Merger.

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SHARE CLASS INFORMATION

If you own this class of shares of the Allspring Target 2045 Fund:	You will receive this class of shares of the Allspring Dynamic Target 2045 Fund[1]:
Class A	Class A
Class R2	Class A
Class R4	Class R4
Class R6	Class R6
Administrator Class	Administrator Class[3]
1.	The Acquiring Fund also offers Class C shares. This class is not involved in the Merger.
2.	Class R shareholders of the Target Fund will receive Class A shares of the Acquiring Fund, a class with similar expenses, except with respect to distribution (12b-1) fees where Class R shares has a 0.25% 12b-1 fee and Class A shares does not have a 12b-1 fee. Following the Merger, Class R shareholders of the Target Fund can continue to purchase Class A shares of the Acquiring Fund at net asset value without a sales charge.
3.	Administrator Class is a new share class of the Dynamic Target 2045 Fund being launched in connection with the Merger. For additional information on Administrator Class shares, please see Exhibit B.

The Acquiring Fund shares you will receive as a result of the Merger will have the same dollar value as your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are identical. For additional information on the Acquiring Fund see the section entitled “Buying, Selling and Exchanging Fund Shares.” Additional information on how you can buy, sell or exchange shares of each Fund is available in the Funds’ prospectuses and SAI. In addition, the distribution policies for the Funds are the same.

INVESTMENT OBJECTIVE AND STRATEGY COMPARISON

The following section compares the investment objectives, principal investment strategies and fundamental investment policies of the Funds. The investment objectives of the Funds may be changed without shareholder approval.

The Funds’ investment objectives are identical in that each Fund seeks total return over time, consistent with its strategic target asset allocation.

The Funds’ principal investment strategies are substantially similar as each Fund invests in underlying funds, which in turn, invest in a combination of securities to gain exposure to the following asset classes: equity and fixed income (including money market securities). The Acquiring Fund employs a derivatives overlay strategy while the Target Fund does not employ such a strategy. In addition, the Acquiring Fund has a higher allocation to equity securities and deploys a more aggressive glide path than the Target Fund.

Allspring Target 2045 Fund	Allspring Dynamic Target 2045 Fund
INVESTMENT OBJECTIVES	INVESTMENT OBJECTIVES
The Fund seeks total return over time, consistent with its strategic target asset allocation.	The Fund seeks total return over time, consistent with its strategic target allocation.
PRINCIPAL INVESTMENT STRATEGIES	PRINCIPAL INVESTMENT STRATEGIES

The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

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Allspring Target 2045 Fund	Allspring Dynamic Target 2045 Fund

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-capitalization companies, international developed markets and emerging markets allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-capitalization companies, international developed markets and emerging markets allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg U.S. Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg U.S. Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, investment grade corporate bonds, below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg U.S. Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg U.S. Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2045. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2045 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2045. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2045 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.

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Allspring Target 2045 Fund	Allspring Dynamic Target 2045 Fund
Not in the Fund’s strategy.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The TAA Overlay seeks to improve the Fund’s risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The VMO seeks to keep the Fund’s short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio’s effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio’s effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. TRM is a quantitatively driven, structured hedging component developed to help reduce portfolio losses during severe market downturns. TRM will only seek to decrease market exposure under certain market conditions. When a portfolio breaches a certain value on the downside, downside protection (or hedge) may be added to decrease market exposure using futures. This component also systematically takes hedge profit by reducing downside protection after a severe portfolio decline.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

Except as noted above with respect to the Funds’ 80% policies, the fundamental investment policies of the Funds, which may only be changed with shareholder approval, are identical. For a comparative chart of the Funds’ fundamental investment policies, please see Exhibit C.

PRINCIPAL RISK COMPARISON

The principal risks of the Target Fund are similar, but not identical, to those of the Acquiring Fund due to the similarity of the Funds’ investment objectives and principal investment strategies, as noted above.

The table below compares the principal risk factors of the Target Fund with those of the Acquiring Fund. These risks are described in the section entitled “Risk Descriptions.”

Allspring Target 2045 Fund	Allspring Dynamic Target 2045 Fund
Debt Securities Risk	Debt Securities Risk
Not subject to Derivatives Risk	Derivatives Risk
Emerging Markets Risk	Emerging Markets Risk
Equity Securities Risk	Equity Securities Risk
Not subject to Foreign Currency Contracts Risk	Foreign Currency Contracts Risk
Foreign Investment Risk	Foreign Investment Risk

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Allspring Target 2045 Fund	Allspring Dynamic Target 2045 Fund
Not subject to Futures Contracts Risk	Futures Contracts Risk
High Yield Securities Risk	High Yield Securities Risk
Management Risk	Management Risk
Market Risk	Market Risk
Mortgage- and Asset-Backed Securities Risk	Mortgage- and Asset-Backed Securities Risk
Smaller Company Securities Risk	Smaller Company Securities Risk
Target Date Fund Risk	Target Date Fund Risk
Underlying Funds Risk	Underlying Funds Risk
U.S. Government Obligations Risk	U.S. Government Obligations Risk

The Funds have other investment policies, practices and restrictions which, together with their related risks, are set forth in the Funds’ prospectuses and SAI.

FUND PERFORMANCE COMPARISON

The following bar charts and tables illustrate how each Fund’s returns have varied from year to year and compare each Fund’s returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for the Funds on the Allspring Funds website at allspringglobal.com. Following the Merger, the Acquiring Fund will be the accounting and performance survivor.

Calendar Year Total Returns for Class A Shares (%) for the Allspring Target 2045 Fund
(Returns do not reflect sales charges and would be lower if they did)

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Highest Quarter: June 30, 2020	15.80%
Lowest Quarter: March 31, 2020	-20.55%
Year-to-date total return as of June 30, 2022 is -17.77%

Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	11/30/2012	8.95%	9.85%	9.61%
Class A (after taxes on distributions)	11/30/2012	3.19%	5.64%	6.99%
Class A (after taxes on distributions and the sale of Fund Shares)	11/30/2012	7.53%	6.81%	7.19%
Class R (before taxes)[2]	6/28/2013	15.35%	11.01%	10.06%

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Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)1
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R4 (before taxes)[3]	11/30/2012	16.00%	11.49%	10.63%
Class R6 (before taxes)	6/29/2007	16.14%	11.65%	10.75%
Administrator Class (before taxes)	6/29/2007	15.74%	11.25%	10.35%
S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)[4]		17.51%	12.81%	11.56%
Target 2045 Blended Index (reflects no deduction for fees, expenses, or taxes)[5]		15.01%	-	-
1.	Historical performance shown for the Class A shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class A shares.
2.	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to the Class R shares.
3.	Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class R4 shares.
4.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
5.	Source: Allspring Funds Management, LLC. The Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. You cannot invest directly in an index.

Calendar Year Total Returns for Class A Shares (%) for the Allspring Dynamic Target 2045 Fund
(Returns do not reflect sales charges and would be lower if they did)

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Highest Quarter: June 30, 2020	13.46%
Lowest Quarter: March 31, 2020	-16.45%
Year-to-date total return as of June 30, 2022 is -19.31%

Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	Since inception
Class A (before taxes)	11/30/2015	10.44%	11.66%	10.29%
Class A (after taxes on distributions)	11/30/2015	6.77%	9.32%	8.18%
Class A (after taxes on distributions and the sale of Fund Shares)	11/30/2015	7.63%	8.62%	7.59%
Class C (before taxes)	11/30/2015	15.26%	12.46%	10.79%

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Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	Since inception
Class R4 (before taxes)	11/30/2015	17.45%	13.32%	11.70%
Class R6 (before taxes)	11/30/2015	17.58%	13.46%	11.86%
S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)[1]		17.51%	12.81%	11.69%
Dynamic Target 2045 Blended Index (reflects no deduction for fees, expenses, or taxes)[2]		16.01%	-	-
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

SHAREHOLDER FEE AND FUND EXPENSE COMPARISON

This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund.

For information about the share class of the Acquiring Fund that you will receive in connection with the Merger, please see the section entitled “Share Class Information” above.

The following table entitled “Shareholder Fees” allows you to compare the maximum sales charges of the Funds and includes a Pro Forma column that shows you what the sales charges will be assuming the Merger takes place. The sales charges for each class of shares of the Target Fund are identical to those of the class of shares of the Acquiring Fund. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of Allspring Funds. More information about these and other discounts is available in the “Reductions and Waivers of Sales Charges” section of this prospectus/information statement and from your financial professional and in the Funds’ prospectuses.

The following table entitled “Annual Fund Operating Expenses” allows you to compare the annual operating expenses of the Funds. The total annual fund operating expenses for both Funds set forth in the following table are based on the actual expenses incurred for each Fund’s fiscal year ended February 28, 2022. Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses. The pro forma expense column shows you what the total annual fund operating expenses (before and after waiver) would have been for the Acquiring Fund for the twelve-month period ended February 28, 2022, assuming the Merger had taken place at the beginning of that period.

Shareholder Fees (fees paid directly from your investment)
	Allspring Target 2045 Fund (Pre-Merger)	Allspring Dynamic Target 2045 Fund (Pre-Merger)	Allspring Dynamic Target 2045 Fund (Pro Forma)
Class A
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	5.75%	5.75%
Maximum deferred sales charge (load) (as a percentage of the offering price)	None[1]	None[1]	None[1]
Class R
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	N/A	None[2]

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Shareholder Fees (fees paid directly from your investment)
	Allspring Target 2045 Fund (Pre-Merger)	Allspring Dynamic Target 2045 Fund (Pre-Merger)	Allspring Dynamic Target 2045 Fund (Pro Forma)
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	N/A	None[2]
Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	None	None
Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	None	None
Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	N/A3	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	N/A3	None
1.	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months from the date of purchase.
2.	Following the Merger, Class R shareholders of the Target Fund can continue to purchase Class A shares of the Acquiring Fund at net asset value without a sales charge.
3.	The Acquiring Fund does not currently offer this share class but will add Administrator Class in connection with the Merger.

	Allspring Target 2045 Fund (Pre-Merger)	Allspring Target 2045 Fund (Pre-Merger)	Allspring Dynamic Target 2045 Fund (Pre-Merger)	Allspring Dynamic Target 2045 Fund (Pro-Forma)
	Class A	Class R	Class A	Class A
Management Fees	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	0.00%	0.25%	0.00%	0.00%
Other Expenses	0.58%	0.58%	1.62%	0.57%
Acquired Fund Fees and Expenses	0.12%	0.12%	0.13%	0.12%
Total Annual Fund Operating Expenses	0.80%	1.05%	1.85%	0.79%
Waiver of Fund Expenses	(0.20)%	(0.20)%	(1.25)%	(0.19)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.60%[1]	0.85%[2]	0.60%[3]	0.60%[4]
Class C
Management Fees			0.10%	0.10%
Distribution (12b-1) Fees			0.75%	0.75%
Other Expenses			1.62%	0.57%
Acquired Fund Fees and Expenses			0.13%	0.12%
Total Annual Fund Operating Expenses			2.60%	1.54%
Waiver of Fund Expenses			(1.25)%	(0.19)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver			1.35%[5]	1.35%[6]
Administrator Class
Management Fees	0.10%		N/A	0.10%

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	Allspring Target 2045 Fund (Pre-Merger)	Allspring Target 2045 Fund (Pre-Merger)	Allspring Dynamic Target 2045 Fund (Pre-Merger)	Allspring Dynamic Target 2045 Fund (Pro-Forma)
Distribution (12b-1) Fees	0.00%		N/A	0.00%
Other Expenses	0.50%		N/A	0.49%
Acquired Fund Fees and Expenses	0.12%		N/A	0.12%
Total Annual Fund Operating Expenses	0.72%		N/A	0.71%
Waiver of Fund Expenses	(0.23)%		N/A	(0.22)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.49%[7]		N/A	0.49%[8]
Class R4
Management Fees	0.10%		0.10%	0.10%
Distribution (12b-1) Fees	0.00%		0.00%	0.00%
Other Expenses	0.30%		1.34%	0.29%
Acquired Fund Fees and Expenses	0.12%		0.13%	0.12%
Total Annual Fund Operating Expenses	0.52%		1.57%	0.51%
Waiver of Fund Expenses	(0.23)%		(1.28)%	(0.22)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.29%[9]		0.29%[10]	0.29%[11]
Class R6
Management Fees	0.10%		0.10%	0.10%
Distribution (12b-1) Fees	0.00%		0.00%	0.00%
Other Expenses	0.15%		1.19%	0.14%
Acquired Fund Fees and Expenses	0.12%		0.13%	0.12%
Total Annual Fund Operating Expenses	0.37%		1.42%	0.36%
Waiver of Fund Expenses	(0.23)%		(1.28)%	(0.22)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.14%[12]		0.14%[13]	0.14%[14]
1.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
2.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.85% for Class R. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
3.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
4.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
5.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.35% for Class C. Brokerage commissions, stamp

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duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
6.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
7.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
8.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
9.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
10.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
11.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
12.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
13.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
14.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Examples of Fund Expenses

The examples below are intended to help you compare the costs of investing in the Target Fund with the costs of investing in the Acquiring Fund, both before and after the Merger, and are for illustration only. The examples assume a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same, as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the examples assume that such waivers or reimbursements will only be in place through the one year period for the Target Fund and the two year period for the

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Acquiring Fund (both pre-merger and pro forma). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Allspring Target 2045 Fund (Pre-Merger)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$633	$797	$975	$1,490
Administrator Class	$50	$207	$378	$873
Class R	$87	$314	$560	$1,265
Class R4	$30	$144	$268	$631
Class R6	$14	$96	$185	$445

Allspring Dynamic Target 2045 Fund (Pre-Merger)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$633	$886	$1,291	$2,419
Class C	$237	$563	$1,148	$2,741
Class R4	$30	$236	$604	$1,642
Class R6	$14	$188	$523	$1,472
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$137	$563	$1,148	$2,741

Allspring Dynamic Target 2045 Fund (Proforma)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$633	$776	$952	$1,462
Class C	$237	$448	$803	$1,801
Administrator Class	$50	$182	$350	$840
Class R4	$30	$118	$240	$597
Class R6	$14	$70	$157	$411
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$137	$448	$803	$1,801

Each Fund has a shareholder servicing fee of up to 0.25% for Class A and Administrator Class shares and 0.10% for Class R4 shares. Class R6 shares do not pay a shareholder servicing fee.

FUND MANAGEMENT INFORMATION

Allspring Dynamic Target 2045 Fund
Investment Manager	Allspring Funds Management, LLC
Investment Sub-adviser	Allspring Global Investments, LLC
Portfolio Manager, Title/Managed Since	Kandarp R. Acharya, CFA, FRM, Portfolio Manager / 2015 Petros N. Bocray, CFA, FRM, Portfolio Manager / 2016 Travis Keshemberg, CFA, CIPM, FRM, Portfolio Manager / 2022

TAX INFORMATION

It is expected that the Merger will qualify as a tax-free “reorganization” for U.S. federal income tax purposes under Section 368(a) of the Internal Revenue Code of 1986, as amended. A receipt of an opinion substantially to that effect from Troutman Pepper Hamilton Sanders LLP, tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. As a tax-free reorganization, the Merger will not be taxable to the Acquiring Fund, the Target Fund or their shareholders for U.S. federal income tax purposes. Even though the Merger is expected to be tax-free, because the Merger will end the tax year of the Target Fund, the Merger may accelerate taxable distributions from the Target Fund to its shareholders.

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The cost basis and holding period of the Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger, in each case for U.S. federal income tax purposes. At any time prior to the consummation of the Merger, a shareholder may redeem shares, usually resulting in recognition of a gain or loss for U.S. federal income tax purposes to the redeeming shareholder if the shareholder holds the shares in a taxable account.

A Fund’s net capital losses realized are permitted to be carried forward indefinitely to offset future capital gain. The Target Fund may be presently entitled to significant net capital loss carryforwards for U.S. federal income tax purposes, as detailed in “Material U.S. Federal Income Tax Consequences of the Merger.”

Before the Closing Date, the Target Fund expects to sell a portion of its portfolio securities in connection with repositioning its portfolio in anticipation of the Merger. These transactions will result in additional transaction costs to the Target Fund and may result in increased taxable distributions to shareholders of the Target Fund. In addition, it is expected that the Acquiring Fund may experience transaction costs immediately following the Merger in connection with securities transactions necessary to realign investments received from the Target Funds. Potential transaction costs are estimated to be approximately $14K (representing approximately 0.02%). This estimate of transaction costs is predicated on an assumption that the Target Fund is expected to sell approximately 5% of its portfolio. Transaction costs are dependent on market conditions and actual securities traded; costs could be higher or lower for securities based on liquidity. We expect the transition to occur over a two week period to take advantage of market liquidity and minimize trading costs. Understanding that there is a cost to trading, the portfolio management teams and traders will make every effort to minimize transaction costs. These potential transactions are estimated to result in possible net realized gains of $0.4 million (approximately $0.04 per share). The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Target Fund’s basis in such assets. Any net realized capital gain from sales that occur prior to the Merger will be distributed to the Target Fund’s shareholders as capital gain distributions (to the extent of the excess of net long-term capital gain over net short-term capital loss) and/or ordinary dividends (to the extent of the excess of net short-term capital gain over net long-term capital loss) during or with respect to the year of sale (after reduction by any available capital loss carryforwards), and such distributions will be taxable to shareholders. This portfolio turnover would be in addition to the portfolio turnover that would be experienced by the Acquiring Fund following the Merger in connection with its normal investment operations. As of March 31, 2022, the Target Fund’s assets were approximately $79.2 million and as of this date the Target Fund had net unrealized gains of $8.1 million. In addition, it is expected that the Target Fund may hold a larger amount of cash during this period in connection with repositioning its portfolio. As a result, the Fund may not be invested pursuant to its principal investment strategies.

Certain other U.S. federal income tax consequences are discussed below under “Material U.S. Federal Income Tax Consequences of the Merger.”

ALLSPRING TARGET 2050 FUND INTO ALLSPRING DYNAMIC TARGET 2050 FUND

SHARE CLASS INFORMATION

The following table illustrates the share class of the Acquiring Fund you will receive in exchange for your Target Fund shares as a result of the Merger.

If you own this class of shares of the Allspring Target 2050 Fund:	You will receive this class of shares of the Allspring Dynamic Target 2050 Fund:
Class A	Class A
Class C	Class C
Class R1	Class A
Class R4	Class R4
Class R6	Class R6
Administrator Class	Administrator Class[2]
1.	Class R shareholders of the Target Fund will receive Class A shares of the Acquiring Fund, a class with similar expenses, except with respect to distribution (12b-1) fees where Class R shares has a 0.25% 12b-1 fee and Class A shares does not have a 12b-1 fee. Following the Merger, Class R shareholders of the Target Fund can continue to purchase Class A shares of the Acquiring Fund at net asset value without a sales charge.
2.	Administrator Class is a new share class of the Dynamic Target 2050 Fund being launched in connection with the Merger. For additional information on Administrator Class shares, please see Exhibit B.

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The Acquiring Fund shares you will receive as a result of the Merger will have the same dollar value as your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are identical. For additional information on the Acquiring Fund see the section entitled “Buying, Selling and Exchanging Fund Shares.” Additional information on how you can buy, sell or exchange shares of each Fund is available in the Funds’ prospectuses and SAI. In addition, the distribution policies for the Funds are the same.

INVESTMENT OBJECTIVE AND STRATEGY COMPARISON

The following section compares the investment objectives, principal investment strategies and fundamental investment policies of the Funds. The investment objectives of the Funds may be changed without shareholder approval.

The Funds’ investment objectives are identical in that each Fund seeks total return over time, consistent with its strategic target asset allocation.

The Funds’ principal investment strategies are substantially similar as each Fund invests in underlying funds, which in turn, invest in a combination of securities to gain exposure to the following asset classes: equity and fixed income (including money market securities). The Acquiring Fund employs a derivatives overlay strategy while the Target Fund does not employ such a strategy. In addition, the Acquiring Fund has a higher allocation to equity securities and deploys a more aggressive glide path than the Target Fund.

Allspring Target 2050 Fund	Allspring Dynamic Target 2050 Fund
INVESTMENT OBJECTIVES	INVESTMENT OBJECTIVES
The Fund seeks total return over time, consistent with its strategic target asset allocation.	The Fund seeks total return over time, consistent with its strategic target allocation.
PRINCIPAL INVESTMENT STRATEGIES	PRINCIPAL INVESTMENT STRATEGIES

The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-capitalization companies, international developed markets and emerging markets allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-capitalization companies, international developed markets and emerging markets allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility.

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Allspring Target 2050 Fund	Allspring Dynamic Target 2050 Fund

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg U.S. Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg U.S. Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, investment grade corporate bonds, below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg U.S. Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg U.S. Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2050. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2050 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2050. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2050 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.

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Allspring Target 2050 Fund	Allspring Dynamic Target 2050 Fund
Not in the Fund’s strategy.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The TAA Overlay seeks to improve the Fund’s risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The VMO seeks to keep the Fund’s short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio’s effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio’s effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. TRM is a quantitatively driven, structured hedging component developed to help reduce portfolio losses during severe market downturns. TRM will only seek to decrease market exposure under certain market conditions. When a portfolio breaches a certain value on the downside, downside protection (or hedge) may be added to decrease market exposure using futures. This component also systematically takes hedge profit by reducing downside protection after a severe portfolio decline.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

Except as noted above with respect to the Funds’ 80% policies, the fundamental investment policies of the Funds, which may only be changed with shareholder approval, are identical. For a comparative chart of the Funds’ fundamental investment policies, please see Exhibit C.

PRINCIPAL RISK COMPARISON

The principal risks of the Target Fund are similar, but not identical, to those of the Acquiring Fund due to the similarity of the Funds’ investment objectives and principal investment strategies, as noted above.

The table below compares the principal risk factors of the Target Fund with those of the Acquiring Fund. These risks are described in the section entitled “Risk Descriptions.”

Allspring Target 2050 Fund	Allspring Dynamic Target 2050 Fund
Debt Securities Risk	Debt Securities Risk
Not subject to Derivatives Risk	Derivatives Risk
Emerging Markets Risk	Emerging Markets Risk
Equity Securities Risk	Equity Securities Risk
Not subject to Foreign Currency Contracts Risk	Foreign Currency Contracts Risk
Foreign Investment Risk	Foreign Investment Risk

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Allspring Target 2050 Fund	Allspring Dynamic Target 2050 Fund
Not subject to Futures Contracts Risk	Futures Contracts Risk
High Yield Securities Risk	High Yield Securities Risk
Management Risk	Management Risk
Market Risk	Market Risk
Mortgage- and Asset-Backed Securities Risk	Mortgage- and Asset-Backed Securities Risk
Smaller Company Securities Risk	Smaller Company Securities Risk
Target Date Fund Risk	Target Date Fund Risk
Underlying Funds Risk	Underlying Funds Risk
U.S. Government Obligations Risk	U.S. Government Obligations Risk

The Funds have other investment policies, practices and restrictions which, together with their related risks, are set forth in the Funds’ prospectuses and SAI.

FUND PERFORMANCE COMPARISON

The following bar charts and tables illustrate how each Fund’s returns have varied from year to year and compare each Fund’s returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for the Funds on the Allspring Funds website at allspringglobal.com. Following the Merger, the Acquiring Fund will be the accounting and performance survivor.

Calendar Year Total Returns for Class A Shares (%) for the Allspring Target 2050 Fund
(Returns do not reflect sales charges and would be lower if they did)

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Highest Quarter: June 30, 2020	16.47%
Lowest Quarter: March 31, 2020	-21.50%
Year-to-date total return as of June 30, 2022 is -18.17%

Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	11/30/2012	9.85%	10.09%	9.78%
Class A (after taxes on distributions)	11/30/2012	4.35%	5.47%	6.93%
Class A (after taxes on distributions and the sale of Fund Shares)	11/30/2012	7.97%	6.84%	7.24%
Class C (before taxes)	11/30/2012	14.67%	10.58%	9.60%

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Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)1
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R (before taxes)[2]	6/28/2013	16.16%	11.33%	10.25%
Class R4 (before taxes)[3]	11/30/2012	16.90%	11.78%	10.80%
Class R6 (before taxes)	6/29/2007	17.09%	11.90%	10.93%
Administrator Class (before taxes)	6/29/2007	16.63%	11.54%	10.55%
S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)[4]		17.51%	12.81%	11.56%
S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)[4]		17.99%	13.07%
Target 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)[5]		15.93%	-	-
1.	Historical performance shown for Class A and Class C shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A and Class C shares.
2.	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to the Class R shares.
3.	Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class R4 shares.
4.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
5.	Source: Allspring Funds Management, LLC. The Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. You cannot invest directly in an index.

Calendar Year Total Returns for Class A Shares (%) for the Allspring Dynamic Target 2050 Fund
(Returns do not reflect sales charges and would be lower if they did)

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Highest Quarter: December 31, 2020	14.20%
Lowest Quarter: March 31, 2020	-17.12%
Year-to-date total return as of June 30, 2022 is -19.61%

Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	Since inception
Class A (before taxes)	11/30/2015	11.32%	11.84%	10.44%
Class A (after taxes on distributions)	11/30/2015	7.76%	9.53%	8.35%

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Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	Since inception
Class A (after taxes on distributions and the sale of Fund Shares)	11/30/2015	8.09%	8.77%	7.72%
Class C (before taxes)	11/30/2015	16.25%	12.65%	10.95%
Class R4 (before taxes)	11/30/2015	18.45%	13.50%	11.85%
Class R6 (before taxes)	11/30/2015	18.69%	13.68%	12.02%
S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)[1]		17.99%	13.07%	11.92%
Dynamic Target 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)[2]		16.94%	-	-
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

SHAREHOLDER FEE AND FUND EXPENSE COMPARISON

This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund.

For information about the share class of the Acquiring Fund that you will receive in connection with the Merger, please see the section entitled “Share Class Information” above.

The following table entitled “Shareholder Fees” allows you to compare the maximum sales charges of the Funds and includes a Pro Forma column that shows you what the sales charges will be assuming the Merger takes place. The sales charges for each class of shares of the Target Fund are identical to those of the class of shares of the Acquiring Fund. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of Allspring Funds. More information about these and other discounts is available in the “Reductions and Waivers of Sales Charges” section of this prospectus/information statement and from your financial professional and in the Funds’ prospectuses.

The following table entitled “Annual Fund Operating Expenses” allows you to compare the annual operating expenses of the Funds. The total annual fund operating expenses for both Funds set forth in the following table are based on the actual expenses incurred for each Fund’s fiscal year ended February 28, 2022. Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses. The pro forma expense column shows you what the total annual fund operating expenses (before and after waiver) would have been for the Acquiring Fund for the twelve-month period ended February 28, 2022, assuming the Merger had taken place at the beginning of that period.

Shareholder Fees (fees paid directly from your investment)
	Allspring Target 2050 Fund (Pre-Merger)	Allspring Dynamic Target 2050 Fund (Pre-Merger)	Allspring Dynamic Target 2050 Fund (Pro Forma)
Class A
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	5.75%	5.75%
Maximum deferred sales charge (load) (as a percentage of the offering price)	None[1]	None[1]	None[1]
Class C

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Shareholder Fees (fees paid directly from your investment)
	Allspring Target 2050 Fund (Pre-Merger)	Allspring Dynamic Target 2050 Fund (Pre-Merger)	Allspring Dynamic Target 2050 Fund (Pro Forma)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	1.00%	1.00%	1.00%
Class R
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	N/A	None[2]
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	N/A	None[2]
Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	None	None
Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	None	None
Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	N/A3	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	N/A3	None
1.	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months from the date of purchase.
2.	Following the Merger, Class R shareholders of the Target Fund can continue to purchase Class A shares of the Acquiring Fund at net asset value without a sales charge.
3.	The Acquiring Fund does not currently offer this share class but will add Administrator Class in connection with the Merger.

	Allspring Target 2050 Fund (Pre-Merger)	Allspring Target 2050 Fund (Pre-Merger)	Allspring Dynamic Target 2050 Fund (Pre-Merger)	Allspring Dynamic Target 2050 Fund (Proforma)
	Class A	Class R	Class A	Class A
Management Fees	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	0.00%	0.25%	0.00%	0.00%
Other Expenses	0.51%	0.51%	1.93%	0.51%
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses	0.74%	0.99%	2.16%	0.74%
Waiver of Fund Expenses	(0.14)%	(0.14)%	(1.56)%	(0.14)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.60%[1]	0.85%[2]	0.60%[3]	0.60%[4]
Class C
Management Fees	0.10%		0.10%	0.10%
Distribution (12b-1) Fees	0.75%		0.75%	0.75%
Other Expenses	0.51%		1.93%	0.51%

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	Allspring Target 2050 Fund (Pre-Merger)	Allspring Target 2050 Fund (Pre-Merger)	Allspring Dynamic Target 2050 Fund (Pre-Merger)	Allspring Dynamic Target 2050 Fund (Proforma)
Acquired Fund Fees and Expenses	0.13%		0.13%	0.13%
Total Annual Fund Operating Expenses	1.49%		2.91%	1.49%
Waiver of Fund Expenses	(0.14)%		(1.56)%	(0.14)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	1.35%[5]		1.35%[6]	1.35%[7]
Administrator Class
Management Fees	0.10%		N/A	0.10%
Distribution (12b-1) Fees	0.00%		N/A	0.00%
Other Expenses	0.43%		N/A	0.43%
Acquired Fund Fees and Expenses	0.13%		N/A	0.13%
Total Annual Fund Operating Expenses	0.66%		N/A	0.66%
Waiver of Fund Expenses	(0.17)%		N/A	(0.17)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.49%[8]		N/A	0.49%[9]
Class R4
Management Fees	0.10%		0.10%	0.10%
Distribution (12b-1) Fees	0.00%		0.00%	0.00%
Other Expenses	0.23%		1.65%	0.23%
Acquired Fund Fees and Expenses	0.13%		0.13%	0.13%
Total Annual Fund Operating Expenses	0.46%		1.88%	0.46%
Waiver of Fund Expenses	(0.17)%		(1.59)%	(0.17)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.29%[10]		0.29%[11]	0.29%[12]
Class R6
Management Fees	0.10%		0.10%	0.10%
Distribution (12b-1) Fees	0.00%		0.00%	0.00%
Other Expenses	0.08%		1.50%	0.08%
Acquired Fund Fees and Expenses	0.13%		0.13%	0.13%
Total Annual Fund Operating Expenses	0.31%		1.73%	0.31%
Waiver of Fund Expenses	(0.17)%		(1.59)%	(0.17)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.14%[13]		0.14%[14]	0.14%[15]
1.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
2.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.85% for Class R. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
3.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the

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commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
4.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
5.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
6.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
7.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
8.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
9.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
10.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
11.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
12.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
13.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
14.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

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15.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Examples of Fund Expenses

The examples below are intended to help you compare the costs of investing in the Target Fund with the costs of investing in the Acquiring Fund, both before and after the Merger, and are for illustration only. The examples assume a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same, as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the examples assume that such waivers or reimbursements will only be in place through the one year period for the Target Fund and the two year period for the Acquiring Fund (both pre-merger and pro forma). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Allspring Target 2050 Fund (Pre-Merger)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$633	$785	$950	$1,428
Class C	$237	$457	$800	$1,768
Administrator Class	$50	$194	$351	$806
Class R	$87	$301	$533	$1,200
Class R4	$30	$130	$241	$563
Class R6	$14	$82	$157	$377
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$137	$457	$800	$1,768

Allspring Dynamic Target 2050 Fund (Pre-Merger)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$633	$918	$1,388	$2,683
Class C	$237	$596	$1,248	$3,000
Class R4	$30	$270	$709	$1,930
Class R6	$14	$223	$629	$1,765
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$137	$596	$1,248	$3,000

Allspring Dynamic Target 2050 Fund (Proforma)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$633	$771	$936	$1,415
Class C	$237	$443	$786	$1,755
Administrator Class	$50	$176	$333	$789
Class R4	$30	$112	$223	$545
Class R6	$14	$64	$139	$359
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$137	$443	$786	$1,755

Each Fund has a shareholder servicing fee of up to 0.25% for Class A and Administrator Class shares and 0.10% for Class R4 shares. Class C shares of each Fund have a shareholder servicing fee of 0.25% and a distribution fee (12b-1 fee) of 0.75%. Class R shares of the Target Fund have a shareholder servicing fee of 0.25% and a distribution fee (12b-1 fee) of 0.25%. Class R6 shares do not pay a shareholder servicing fee.

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FUND MANAGEMENT INFORMATION

Allspring Dynamic Target 2050 Fund
Investment Manager	Allspring Funds Management, LLC
Investment Sub-adviser	Allspring Global Investments, LLC
Portfolio Manager, Title/Managed Since	Kandarp R. Acharya, CFA, FRM, Portfolio Manager / 2015 Petros N. Bocray, CFA, FRM, Portfolio Manager / 2016 Travis Keshemberg, CFA, CIPM, FRM, Portfolio Manager / 2022

TAX INFORMATION

It is expected that the Merger will qualify as a tax-free “reorganization” for U.S. federal income tax purposes under Section 368(a) of the Internal Revenue Code of 1986, as amended. A receipt of an opinion substantially to that effect from Troutman Pepper Hamilton Sanders LLP, tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. As a tax-free reorganization, the Merger will not be taxable to the Acquiring Fund, the Target Fund or their shareholders for U.S. federal income tax purposes. Even though the Merger is expected to be tax-free, because the Merger will end the tax year of the Target Fund, the Merger may accelerate taxable distributions from the Target Fund to its shareholders.

The cost basis and holding period of the Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger, in each case for U.S. federal income tax purposes. At any time prior to the consummation of the Merger, a shareholder may redeem shares, usually resulting in recognition of a gain or loss for U.S. federal income tax purposes to the redeeming shareholder if the shareholder holds the shares in a taxable account.

A Fund’s net capital losses realized are permitted to be carried forward indefinitely to offset future capital gain. The Target Fund may be presently entitled to significant net capital loss carryforwards for U.S. federal income tax purposes, as detailed in “Material U.S. Federal Income Tax Consequences of the Merger.”

Before the Closing Date, the Target Fund expects to sell a portion of its portfolio securities in connection with repositioning its portfolio in anticipation of the Merger. These transactions will result in additional transaction costs to the Target Fund and may result in increased taxable distributions to shareholders of the Target Fund. In addition, it is expected that the Acquiring Fund may experience transaction costs immediately following the Merger in connection with securities transactions necessary to realign investments received from the Target Funds. Potential transaction costs are estimated to be approximately $28K (representing approximately 0.02%). This estimate of transaction costs is predicated on an assumption that the Target Fund is expected to sell approximately 5% of its portfolio. Transaction costs are dependent on market conditions and actual securities traded; costs could be higher or lower for securities based on liquidity. We expect the transition to occur over a two week period to take advantage of market liquidity and minimize trading costs. Understanding that there is a cost to trading, the portfolio management teams and traders will make every effort to minimize transaction costs. These potential transactions are estimated to result in possible net realized gains of $1.1 million (approximately $0.04 per share). The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Target Fund’s basis in such assets. Any net realized capital gain from sales that occur prior to the Merger will be distributed to the Target Fund’s shareholders as capital gain distributions (to the extent of the excess of net long-term capital gain over net short-term capital loss) and/or ordinary dividends (to the extent of the excess of net short-term capital gain over net long-term capital loss) during or with respect to the year of sale (after reduction by any available capital loss carryforwards), and such distributions will be taxable to shareholders. This portfolio turnover would be in addition to the portfolio turnover that would be experienced by the Acquiring Fund following the Merger in connection with its normal investment operations. As of March 31, 2022, the Target Fund’s assets were approximately $186.4 million and as of this date the Target Fund had net unrealized gains of $21.7 million. In addition, it is expected that the Target Fund may hold a larger amount of cash during this period in connection with repositioning its portfolio. As a result, the Fund may not be invested pursuant to its principal investment strategies.

Certain other U.S. federal income tax consequences are discussed below under “Material U.S. Federal Income Tax Consequences of the Merger.”

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ALLSPRING TARGET 2055 FUND INTO ALLSPRING DYNAMIC TARGET 2055 FUND

SHARE CLASS INFORMATION

The following table illustrates the share class of the Acquiring Fund you will receive in exchange for your Target Fund shares as a result of the Merger.

If you own this class of shares of the Allspring Target 2055 Fund:	You will receive this class of shares of the Allspring Dynamic Target 2055 Fund[1]:
Class A	Class A
Class R2	Class A
Class R4	Class R4
Class R6	Class R6
Administrator Class	Administrator Class[3]
1.	The Acquiring Fund also offers Class C shares. This class is not involved in the Merger.
2.	Class R shareholders of the Target Fund will receive Class A shares of the Acquiring Fund, a class with similar expenses, except with respect to distribution (12b-1) fees where Class R shares has a 0.25% 12b-1 fee and Class A shares does not have a 12b-1 fee. Following the Merger, Class R shareholders of the Target Fund can continue to purchase Class A shares of the Acquiring Fund at net asset value without a sales charge.
3.	Administrator Class is a new share class of the Dynamic Target 2055 Fund being launched in connection with the Merger. For additional information on Administrator Class shares, please see Exhibit B.

The Acquiring Fund shares you will receive as a result of the Merger will have the same dollar value as your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are identical. For additional information on the Acquiring Fund see the section entitled “Buying, Selling and Exchanging Fund Shares.” Additional information on how you can buy, sell or exchange shares of each Fund is available in the Funds’ prospectuses and SAI. In addition, the distribution policies for the Funds are the same.

INVESTMENT OBJECTIVE AND STRATEGY COMPARISON

The following section compares the investment objectives, principal investment strategies and fundamental investment policies of the Funds. The investment objectives of the Funds may be changed without shareholder approval.

The Funds’ investment objectives are identical in that each Fund seeks total return over time, consistent with its strategic target asset allocation.

The Funds’ principal investment strategies are substantially similar as each Fund invests in underlying funds, which in turn, invest in a combination of securities to gain exposure to the following asset classes: equity and fixed income (including money market securities). The Acquiring Fund employs a derivatives overlay strategy while the Target Fund does not employ such a strategy. In addition, the Acquiring Fund has a higher allocation to equity securities and deploys a more aggressive glide path than the Target Fund.

Allspring Target 2055 Fund	Allspring Dynamic Target 2055 Fund
INVESTMENT OBJECTIVES	INVESTMENT OBJECTIVES
The Fund seeks total return over time, consistent with its strategic target asset allocation.	The Fund seeks total return over time, consistent with its strategic target allocation.
PRINCIPAL INVESTMENT STRATEGIES	PRINCIPAL INVESTMENT STRATEGIES

The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

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Allspring Target 2055 Fund	Allspring Dynamic Target 2055 Fund

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-capitalization companies, international developed markets and emerging markets allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-capitalization companies, international developed markets and emerging markets allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg U.S. Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg U.S. Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, investment grade corporate bonds, below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg U.S. Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg U.S. Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2055. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2055 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2055. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2055 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.

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Allspring Target 2055 Fund	Allspring Dynamic Target 2055 Fund
Not in the Fund’s strategy.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The TAA Overlay seeks to improve the Fund’s risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The VMO seeks to keep the Fund’s short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio’s effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio’s effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. TRM is a quantitatively driven, structured hedging component developed to help reduce portfolio losses during severe market downturns. TRM will only seek to decrease market exposure under certain market conditions. When a portfolio breaches a certain value on the downside, downside protection (or hedge) may be added to decrease market exposure using futures. This component also systematically takes hedge profit by reducing downside protection after a severe portfolio decline.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

Except as noted above with respect to the Funds’ 80% policies, the fundamental investment policies of the Funds, which may only be changed with shareholder approval, are identical. For a comparative chart of the Funds’ fundamental investment policies, please see Exhibit C.

PRINCIPAL RISK COMPARISON

The principal risks of the Target Fund are similar, but not identical, to those of the Acquiring Fund due to the similarity of the Funds’ investment objectives and principal investment strategies, as noted above.

The table below compares the principal risk factors of the Target Fund with those of the Acquiring Fund. These risks are described in the section entitled “Risk Descriptions.”

Allspring Target 2055 Fund	Allspring Dynamic Target 2055 Fund
Debt Securities Risk	Debt Securities Risk
Not subject to Derivatives Risk	Derivatives Risk
Emerging Markets Risk	Emerging Markets Risk
Equity Securities Risk	Equity Securities Risk
Not subject to Foreign Currency Contracts Risk	Foreign Currency Contracts Risk
Foreign Investment Risk	Foreign Investment Risk
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Allspring Target 2055 Fund	Allspring Dynamic Target 2055 Fund
Not subject to Futures Contracts Risk	Futures Contracts Risk
High Yield Securities Risk	High Yield Securities Risk
Management Risk	Management Risk
Market Risk	Market Risk
Mortgage- and Asset-Backed Securities Risk	Mortgage- and Asset-Backed Securities Risk
Smaller Company Securities Risk	Smaller Company Securities Risk
Target Date Fund Risk	Target Date Fund Risk
Underlying Funds Risk	Underlying Funds Risk
U.S. Government Obligations Risk	U.S. Government Obligations Risk

The Funds have other investment policies, practices and restrictions which, together with their related risks, are set forth in the Funds’ prospectuses and SAI.

FUND PERFORMANCE COMPARISON

The following bar charts and tables illustrate how each Fund’s returns have varied from year to year and compare each Fund’s returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for the Funds on the Allspring Funds website at allspringglobal.com. Following the Merger, the Acquiring Fund will be the accounting and performance survivor.

Calendar Year Total Returns for Class A Shares (%) for the Allspring Target 2055 Fund
(Returns do not reflect sales charges and would be lower if they did)

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Highest Quarter: June 30, 2020	16.51%
Lowest Quarter: March 31, 2020	-21.60%
Year-to-date total return as of June 30, 2022 is -18.16%

Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	11/30/2012	9.83%	10.14%	9.77%
Class A (after taxes on distributions)	11/30/2012	4.50%	7.22%	8.07%
Class A (after taxes on distributions and the sale of Fund Shares)	11/30/2012	8.04%	7.36%	7.59%
Class R (before taxes)[2]	6/28/2013	16.35%	11.32%	10.22%

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Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)1
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R4 (before taxes)[3]	11/30/2012	16.93%	11.79%	10.79%
Class R6 (before taxes)	6/30/2011	17.09%	11.95%	10.93%
Administrator Class (before taxes)	6/30/2011	16.70%	11.55%	10.54%
S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)[4]		18.19%	13.18%	12.00%
Target 2055 Blended Index (reflects no deduction for fees, expenses, or taxes)[5]		15.93%	-	-
1.	Historical performance shown for the Class A shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class A shares.
2.	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to the Class R shares.
3.	Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class R4 shares.
4.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
5.	Source: Allspring Funds Management, LLC. The Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. You cannot invest directly in an index.

Calendar Year Total Returns for Class A Shares (%) for the Allspring Dynamic Target 2055 Fund
(Returns do not reflect sales charges and would be lower if they did)

|

Highest Quarter: December 31, 2020	14.18%
Lowest Quarter: March 31, 2020	-17.03%
Year-to-date total return as of June 30, 2022 is -19.63%

Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	Since inception
Class A (before taxes)	11/30/2015	11.29%	11.91%	10.49%
Class A (after taxes on distributions)	11/30/2015	7.64%	9.58%	8.39%
Class A (after taxes on distributions and the sale of Fund Shares)	11/30/2015	8.13%	8.83%	7.75%
Class C (before taxes)	11/30/2015	16.18%	12.71%	11.00%

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Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	Since inception
Class R4 (before taxes)	11/30/2015	18.42%	13.56%	11.90%
Class R6 (before taxes)	11/30/2015	18.56%	13.74%	12.08%
S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)[1]		18.19%	13.18%	12.03%
Dynamic Target 2055 Blended Index (reflects no deduction for fees, expenses, or taxes)[2]		16.94%	-	-
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

SHAREHOLDER FEE AND FUND EXPENSE COMPARISON

This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund.

For information about the share class of the Acquiring Fund that you will receive in connection with the Merger, please see the section entitled “Share Class Information” above.

The following table entitled “Shareholder Fees” allows you to compare the maximum sales charges of the Funds and includes a Pro Forma column that shows you what the sales charges will be assuming the Merger takes place. The sales charges for each class of shares of the Target Fund are identical to those of the class of shares of the Acquiring Fund. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of Allspring Funds. More information about these and other discounts is available in the “Reductions and Waivers of Sales Charges” section of this prospectus/information statement and from your financial professional and in the Funds’ prospectuses.

The following table entitled “Annual Fund Operating Expenses” allows you to compare the annual operating expenses of the Funds. The total annual fund operating expenses for both Funds set forth in the following table are based on the actual expenses incurred for each Fund’s fiscal year ended February 28, 2022. Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses. The pro forma expense column shows you what the total annual fund operating expenses (before and after waiver) would have been for the Acquiring Fund for the twelve-month period ended February 28, 2022, assuming the Merger had taken place at the beginning of that period.

Shareholder Fees (fees paid directly from your investment)
	Allspring Target 2055 Fund (Pre-Merger)	Allspring Dynamic Target 2055 Fund (Pre-Merger)	Allspring Dynamic Target 2055 Fund (Pro Forma)
Class A
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	5.75%	5.75%
Maximum deferred sales charge (load) (as a percentage of the offering price)	None[1]	None[1]	None[1]
Class R
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	N/A	None[2]

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Shareholder Fees (fees paid directly from your investment)
	Allspring Target 2055 Fund (Pre-Merger)	Allspring Dynamic Target 2055 Fund (Pre-Merger)	Allspring Dynamic Target 2055 Fund (Pro Forma)
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	N/A	None[2]
Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	None	None
Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	None	None
Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	N/A3	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	N/A3	None
1.	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months from the date of purchase.
2.	Following the Merger, Class R shareholders of the Target Fund can continue to purchase Class A shares of the Acquiring Fund at net asset value without a sales charge.
3.	The Acquiring Fund does not currently offer this share class but will add Administrator Class in connection with the Merger.

	Allspring Target 2055 Fund (Pre-Merger)	Allspring Target 2055 Fund (Pre-Merger)	Allspring Dynamic Target 2055 Fund (Pre-Merger)	Allspring Dynamic Target 2055 Fund (Proforma)
	Class A	Class R	Class A	Class A
Management Fees	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	0.00%	0.25%	0.00%	0.00%
Other Expenses	0.82%	0.82%	1.86%	0.80%
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses	1.05%	1.30%	2.09%	1.03%
Waiver of Fund Expenses	(0.45)%	(0.45)%	(1.49)%	(0.43)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.60%[1]	0.85%[2]	0.60%[3]	0.60%[4]
Class C
Management Fees			0.10%	0.10%
Distribution (12b-1) Fees			0.75%	0.75%
Other Expenses			1.86%	0.80%
Acquired Fund Fees and Expenses			0.13%	0.13%
Total Annual Fund Operating Expenses			2.84%	1.78%
Waiver of Fund Expenses			(1.49)%	(0.43)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver			1.35%[5]	1.35%[6]
Administrator Class
Management Fees	0.10%		N/A	0.10%

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	Allspring Target 2055 Fund (Pre-Merger)	Allspring Target 2055 Fund (Pre-Merger)	Allspring Dynamic Target 2055 Fund (Pre-Merger)	Allspring Dynamic Target 2055 Fund (Proforma)
Distribution (12b-1) Fees	0.00%		N/A	0.00%
Other Expenses	0.74%		N/A	0.72%
Acquired Fund Fees and Expenses	0.13%		N/A	0.13%
Total Annual Fund Operating Expenses	0.97%		N/A	0.95%
Waiver of Fund Expenses	(0.48)%		N/A	(0.46)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.49%[7]		N/A	0.49%[8]
Class R4
Management Fees	0.10%		0.10%	0.10%
Distribution (12b-1) Fees	0.00%		0.00%	0.00%
Other Expenses	0.54%		1.58%	0.52%
Acquired Fund Fees and Expenses	0.13%		0.13%	0.13%
Total Annual Fund Operating Expenses	0.77%		1.81%	0.75%
Waiver of Fund Expenses	(0.48)%		(1.52)%	(0.46)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.29%[9]		0.29%[10]	0.29%[11]
Class R6
Management Fees	0.10%		0.10%	0.10%
Distribution (12b-1) Fees	0.00%		0.00%	0.00%
Other Expenses	0.39%		1.43%	0.37%
Acquired Fund Fees and Expenses	0.13%		0.13%	0.13%
Total Annual Fund Operating Expenses	0.62%		1.66%	0.60%
Waiver of Fund Expenses	(0.48)%		(1.52)%	(0.46)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.14%[12]		0.14%[13]	0.14%[14]
1.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
2.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.85% for Class R. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
3.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
4.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
5.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.35% for Class C. Brokerage commissions, stamp

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duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
6.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
7.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
8.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
9.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
10.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
11.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
12.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
13.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
14.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Examples of Fund Expenses

The examples below are intended to help you compare the costs of investing in the Target Fund with the costs of investing in the Acquiring Fund, both before and after the Merger, and are for illustration only. The examples assume a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same, as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the examples assume that such waivers or reimbursements will only be in place through the one year period for the Target Fund and the two year period for the

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Acquiring Fund (both pre-merger and pro forma). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Allspring Target 2055 Fund (Pre-Merger)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$633	$848	$1,080	$1,746
Administrator Class	$50	$261	$489	$1,146
Class R	$87	$368	$670	$1,528
Class R4	$30	$198	$380	$909
Class R6	$14	$150	$298	$728

Allspring Dynamic Target 2055 Fund (Pre-Merger)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$633	$911	$1,366	$2,624
Class C	$237	$588	$1,225	$2,942
Class R4	$30	$262	$685	$1,866
Class R6	$14	$215	$605	$1,700
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$137	$588	$1,225	$2,942

Allspring Dynamic Target 2055 Fund (Proforma)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$633	$801	$1,030	$1,686
Class C	$237	$474	$882	$2,021
Administrator Class	$50	$208	$433	$1,080
Class R4	$30	$145	$324	$841
Class R6	$14	$97	$241	$660
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$137	$474	$882	$2,021

Each Fund has a shareholder servicing fee of up to 0.25% for Class A and Administrator Class shares and 0.10% for Class R4 shares. Class R6 shares do not pay a shareholder servicing fee.

FUND MANAGEMENT INFORMATION

Allspring Dynamic Target 2055 Fund
Investment Manager	Allspring Funds Management, LLC
Investment Sub-adviser	Allspring Global Investments, LLC
Portfolio Manager, Title/Managed Since	Kandarp R. Acharya, CFA, FRM, Portfolio Manager / 2015 Petros N. Bocray, CFA, FRM, Portfolio Manager / 2016 Travis Keshemberg, CFA, CIPM, FRM, Portfolio Manager / 2022

TAX INFORMATION

It is expected that the Merger will qualify as a tax-free “reorganization” for U.S. federal income tax purposes under Section 368(a) of the Internal Revenue Code of 1986, as amended. A receipt of an opinion substantially to that effect from Troutman Pepper Hamilton Sanders LLP, tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. As a tax-free reorganization, the Merger will not be taxable to the Acquiring Fund, the Target Fund or their shareholders for U.S. federal income tax purposes. Even though the Merger is expected to be tax-free, because the Merger will end the tax year of the Target Fund, the Merger may accelerate taxable distributions from the Target Fund to its shareholders.

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The cost basis and holding period of the Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger, in each case for U.S. federal income tax purposes. At any time prior to the consummation of the Merger, a shareholder may redeem shares, usually resulting in recognition of a gain or loss for U.S. federal income tax purposes to the redeeming shareholder if the shareholder holds the shares in a taxable account.

A Fund’s net capital losses realized are permitted to be carried forward indefinitely to offset future capital gain. The Target Fund may be presently entitled to significant net capital loss carryforwards for U.S. federal income tax purposes, as detailed in “Material U.S. Federal Income Tax Consequences of the Merger.”

Before the Closing Date, the Target Fund expects to sell a portion of its portfolio securities in connection with repositioning its portfolio in anticipation of the Merger. These transactions will result in additional transaction costs to the Target Fund and may result in increased taxable distributions to shareholders of the Target Fund. In addition, it is expected that the Acquiring Fund may experience transaction costs immediately following the Merger in connection with securities transactions necessary to realign investments received from the Target Funds. Potential transaction costs are estimated to be approximately $4K (representing approximately 0.01%). This estimate of transaction costs is predicated on an assumption that the Target Fund is expected to sell approximately 5% of its portfolio. Transaction costs are dependent on market conditions and actual securities traded; costs could be higher or lower for securities based on liquidity. We expect the transition to occur over a two week period to take advantage of market liquidity and minimize trading costs. Understanding that there is a cost to trading, the portfolio management teams and traders will make every effort to minimize transaction costs. These potential transactions are estimated to result in possible net realized gains of $0.1 million (approximately $0.04 per share). The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Target Fund’s basis in such assets. Any net realized capital gain from sales that occur prior to the Merger will be distributed to the Target Fund’s shareholders as capital gain distributions (to the extent of the excess of net long-term capital gain over net short-term capital loss) and/or ordinary dividends (to the extent of the excess of net short-term capital gain over net long-term capital loss) during or with respect to the year of sale (after reduction by any available capital loss carryforwards), and such distributions will be taxable to shareholders. This portfolio turnover would be in addition to the portfolio turnover that would be experienced by the Acquiring Fund following the Merger in connection with its normal investment operations. As of March 31, 2022, the Target Fund’s assets were approximately $25.8 million and as of this date the Target Fund had net unrealized gains of $1.6 million. In addition, it is expected that the Target Fund may hold a larger amount of cash during this period in connection with repositioning its portfolio. As a result, the Fund may not be invested pursuant to its principal investment strategies.

Certain other U.S. federal income tax consequences are discussed below under “Material U.S. Federal Income Tax Consequences of the Merger.”

ALLSPRING TARGET 2060 FUND INTO ALLSPRING DYNAMIC TARGET 2060 FUND

SHARE CLASS INFORMATION

The following table illustrates the share class of the Acquiring Fund you will receive in exchange for your Target Fund shares as a result of the Merger.

If you own this class of shares of the Allspring Target 2060 Fund:	You will receive this class of shares of the Allspring Dynamic Target 2060 Fund:
Class A	Class A
Class C	Class C
Class R1	Class A
Class R4	Class R4
Class R6	Class R6
Administrator Class	Administrator Class[2]
1.	Class R shareholders of the Target Fund will receive Class A shares of the Acquiring Fund, a class with similar expenses, except with respect to distribution (12b-1) fees where Class R shares has a 0.25% 12b-1 fee and Class A shares does not have a 12b-1 fee. Following the Merger, Class R shareholders of the Target Fund can continue to purchase Class A shares of the Acquiring Fund at net asset value without a sales charge.
2.	Administrator Class is a new share class of the Dynamic Target 2060 Fund being launched in connection with the Merger. For additional information on Administrator Class shares, please see Exhibit B.

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The Acquiring Fund shares you will receive as a result of the Merger will have the same dollar value as your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are identical. For additional information on the Acquiring Fund see the section entitled “Buying, Selling and Exchanging Fund Shares.” Additional information on how you can buy, sell or exchange shares of each Fund is available in the Funds’ prospectuses and SAI. In addition, the distribution policies for the Funds are the same.

INVESTMENT OBJECTIVE AND STRATEGY COMPARISON

The following section compares the investment objectives, principal investment strategies and fundamental investment policies of the Funds. The investment objectives of the Funds may be changed without shareholder approval.

The Funds’ investment objectives are identical in that each Fund seeks total return over time, consistent with its strategic target asset allocation.

The Funds’ principal investment strategies are substantially similar as each Fund invests in underlying funds, which in turn, invest in a combination of securities to gain exposure to the following asset classes: equity and fixed income (including money market securities). The Acquiring Fund employs a derivatives overlay strategy while the Target Fund does not employ such a strategy. In addition, the Acquiring Fund has a higher allocation to equity securities and deploys a more aggressive glide path than the Target Fund.

Allspring Target 2060 Fund	Allspring Dynamic Target 2060 Fund
INVESTMENT OBJECTIVES	INVESTMENT OBJECTIVES
The Fund seeks total return over time, consistent with its strategic target asset allocation.	The Fund seeks total return over time, consistent with its strategic target allocation.
PRINCIPAL INVESTMENT STRATEGIES	PRINCIPAL INVESTMENT STRATEGIES

The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-capitalization companies, international developed markets and emerging markets allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, and international (non-U.S.) developed and emerging markets. The U.S. large- and small-capitalization companies, international developed markets and emerging markets allocations each seek to add value above their respective broad market index, by employing a systematic, rules based methodology designed to build a portfolio of stocks that provides exposure to factors (or characteristics) commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to, value, quality, momentum, size, and low volatility.

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Allspring Target 2060 Fund	Allspring Dynamic Target 2060 Fund

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. aggregate bond sectors (including mortgage- and asset-backed securities), and emerging market foreign issues. The investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg U.S. Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg U.S Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, investment grade corporate bonds, below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The investment grade corporate bond allocation will be managed to replicate the performance of the Bloomberg U.S. Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg U.S. Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries.

The Fund is primarily designed for investors expecting to retire and/or begin gradually withdrawing funds around its target date of 2060. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2060 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2060. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2060 serves as a guide to the risk profile of the Fund, and your decision to invest in a Allspring Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Target Today Fund and at the end of the ten-year period, we will likely combine it with the Target Today Fund.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Allspring Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Allspring Dynamic Target Today Fund.

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Allspring Target 2060 Fund	Allspring Dynamic Target 2060 Fund
Not in the Fund’s strategy.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The TAA Overlay seeks to improve the Fund’s risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The VMO seeks to keep the Fund’s short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio’s effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio’s effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. TRM is a quantitatively driven, structured hedging component developed to help reduce portfolio losses during severe market downturns. TRM will only seek to decrease market exposure under certain market conditions. When a portfolio breaches a certain value on the downside, downside protection (or hedge) may be added to decrease market exposure using futures. This component also systematically takes hedge profit by reducing downside protection after a severe portfolio decline.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

Except as noted above with respect to the Funds’ 80% policies, the fundamental investment policies of the Funds, which may only be changed with shareholder approval, are identical. For a comparative chart of the Funds’ fundamental investment policies, please see Exhibit C.

PRINCIPAL RISK COMPARISON

The principal risks of the Target Fund are similar, but not identical, to those of the Acquiring Fund due to the similarity of the Funds’ investment objectives and principal investment strategies, as noted above.

The table below compares the principal risk factors of the Target Fund with those of the Acquiring Fund. These risks are described in the section entitled “Risk Descriptions.”

Allspring Target 2060 Fund	Allspring Dynamic Target 2060 Fund
Debt Securities Risk	Debt Securities Risk
Not subject to Derivatives Risk	Derivatives Risk
Emerging Markets Risk	Emerging Markets Risk
Equity Securities Risk	Equity Securities Risk
Not subject to Foreign Currency Contracts Risk	Foreign Currency Contracts Risk
Foreign Investment Risk	Foreign Investment Risk

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Allspring Target 2060 Fund	Allspring Dynamic Target 2060 Fund
Not subject to Futures Contracts Risk	Futures Contracts Risk
High Yield Securities Risk	High Yield Securities Risk
Management Risk	Management Risk
Market Risk	Market Risk
Mortgage- and Asset-Backed Securities Risk	Mortgage- and Asset-Backed Securities Risk
Smaller Company Securities Risk	Smaller Company Securities Risk
Target Date Fund Risk	Target Date Fund Risk
Underlying Funds Risk	Underlying Funds Risk
U.S. Government Obligations Risk	U.S. Government Obligations Risk

The Funds have other investment policies, practices and restrictions which, together with their related risks, are set forth in the Funds’ prospectuses and SAI.

FUND PERFORMANCE COMPARISON

The following bar charts and tables illustrate how each Fund’s returns have varied from year to year and compare each Fund’s returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for the Funds on the Allspring Funds website at allspringglobal.com. Following the Merger, the Acquiring Fund will be the accounting and performance survivor.

Calendar Year Total Returns for Class A Shares (%) for the Allspring Target 2060 Fund
(Returns do not reflect sales charges and would be lower if they did)

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Highest Quarter: June 30, 2020	16.55%
Lowest Quarter: March 31, 2020	-21.55%
Year-to-date total return as of June 30, 2022 is -18.10%

Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	Performance Since 6/30/2015
Class A (before taxes)	6/30/2015	9.90%	10.14%	8.31%
Class A (after taxes on distributions)	6/30/2015	5.95%	8.78%	7.18%
Class A (after taxes on distributions and the sale of Fund Shares)	6/30/2015	7.46%	7.73%	6.34%
Class C (before taxes)	6/30/2015	14.69%	10.82%	8.62%

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Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	Performance Since 6/30/2015
Class R (before taxes)	6/30/2015	16.21%	11.38%	9.18%
Class R4 (before taxes)	6/30/2015	16.93%	11.80%	9.64%
Class R6 (before taxes)	6/30/2015	17.10%	11.96%	9.79%
Administrator Class (before taxes)	6/30/2015	16.68%	11.56%	9.42%
S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)[1]		18.19%	13.18%	12.00%
S&P Target Date 2060+ Index (reflects no deduction for fees, expenses, or taxes)2,[1]		18.05%	13.28%	-
Target 2060 Blended Index (reflects no deduction for fees, expenses, or taxes)[3]		15.93%	-	-
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
2.	The inception date of the index is May 31, 2016.
3.	Source: Allspring Funds Management, LLC. The Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. You cannot invest directly in an index.

Calendar Year Total Returns for Class A Shares (%) for the Allspring Dynamic Target 2060 Fund
(Returns do not reflect sales charges and would be lower if they did)

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Highest Quarter: December 31, 2020	14.11%
Lowest Quarter: March 31, 2020	-17.22%
Year-to-date total return as of June 30, 2022 is -19.39%

Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	Since inception
Class A (before taxes)	11/30/2015	11.38%	11.81%	10.45%
Class A (after taxes on distributions)	11/30/2015	7.84%	9.50%	8.35%
Class A (after taxes on distributions and the sale of Fund Shares)	11/30/2015	8.14%	8.75%	7.72%
Class C (before taxes)	11/30/2015	16.33%	12.64%	10.96%

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Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	Since inception
Class R4 (before taxes)	11/30/2015	18.57%	13.49%	11.87%
Class R6 (before taxes)	11/30/2015	18.71%	13.67%	12.04%
S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)[1]		18.19%	13.18%	12.03%
S&P Target Date 2060+ Index (reflects no deduction for fees, expenses, or taxes)[1]		18.05%	13.28%	-
Dynamic Target 2060 Blended Index (reflects no deduction for fees, expenses, or taxes)[2]		16.94%	-	-
1.	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
2.	Source: Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. You cannot invest directly in an index.

SHAREHOLDER FEE AND FUND EXPENSE COMPARISON

This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund.

For information about the share class of the Acquiring Fund that you will receive in connection with the Merger, please see the section entitled “Share Class Information” above.

The following table entitled “Shareholder Fees” allows you to compare the maximum sales charges of the Funds and includes a Pro Forma column that shows you what the sales charges will be assuming the Merger takes place. The sales charges for each class of shares of the Target Fund are identical to those of the class of shares of the Acquiring Fund. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of Allspring Funds. More information about these and other discounts is available in the “Reductions and Waivers of Sales Charges” section of this prospectus/information statement and from your financial professional and in the Funds’ prospectuses.

The following table entitled “Annual Fund Operating Expenses” allows you to compare the annual operating expenses of the Funds. The total annual fund operating expenses for both Funds set forth in the following table are based on the actual expenses incurred for each Fund’s fiscal year ended February 28, 2022. Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses. The pro forma expense column shows you what the total annual fund operating expenses (before and after waiver) would have been for the Acquiring Fund for the twelve-month period ended February 28, 2022, assuming the Merger had taken place at the beginning of that period.

Shareholder Fees (fees paid directly from your investment)
	Allspring Target 2060 Fund (Pre-Merger)	Allspring Dynamic Target 2060 Fund (Pre-Merger)	Allspring Dynamic Target 2060 Fund (Pro Forma)
Class A
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	5.75%	5.75%
Maximum deferred sales charge (load) (as a percentage of the offering price)	None[1]	None[1]	None[1]
Class C

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Shareholder Fees (fees paid directly from your investment)
	Allspring Target 2060 Fund (Pre-Merger)	Allspring Dynamic Target 2060 Fund (Pre-Merger)	Allspring Dynamic Target 2060 Fund (Pro Forma)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	1.00%	1.00%	1.00%
Class R
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	N/A	None[2]
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	N/A	None[2]
Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	None	None
Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	None	None
Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	N/A3	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None	N/A3	None
1.	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months from the date of purchase.
2.	Following the Merger, Class R shareholders of the Target Fund can continue to purchase Class A shares of the Acquiring Fund at net asset value without a sales charge.
3.	The Acquiring Fund does not currently offer this share class but will add Administrator Class in connection with the Merger.

	Allspring Target 2060 Fund (Pre-Merger)	Allspring Target 2060 Fund (Pre-Merger)	Allspring Dynamic Target 2060 Fund (Pre-Merger)	Allspring Dynamic Target 2060 Fund (Proforma)
	Class A	Class R	Class A	Class A
Management Fees	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	0.00%	0.25%	0.00%	0.00%
Other Expenses	0.77%	0.77%	1.98%	0.76%
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses	1.00%	1.25%	2.21%	0.99%
Waiver of Fund Expenses	(0.40)%	(0.40)%	(1.61)%	(0.39)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.60%[1]	0.85%[2]	0.60%[3]	0.60%[4]
Class C
Management Fees	0.10%		0.10%	0.10%
Distribution (12b-1) Fees	0.75%		0.75%	0.75%
Other Expenses	0.77%		1.98%	0.76%

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	Allspring Target 2060 Fund (Pre-Merger)	Allspring Target 2060 Fund (Pre-Merger)	Allspring Dynamic Target 2060 Fund (Pre-Merger)	Allspring Dynamic Target 2060 Fund (Proforma)
Acquired Fund Fees and Expenses	0.13%		0.13%	0.13%
Total Annual Fund Operating Expenses	1.75%		2.96%	1.74%
Waiver of Fund Expenses	(0.40)%		(1.61)%	(0.39)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	1.35%[5]		1.35%[6]	1.35%[7]
Administrator Class
Management Fees	0.10%		N/A	0.10%
Distribution (12b-1) Fees	0.00%		N/A	0.00%
Other Expenses	0.69%		N/A	0.68%
Acquired Fund Fees and Expenses	0.13%		N/A	0.13%
Total Annual Fund Operating Expenses	0.92%		N/A	0.91%
Waiver of Fund Expenses	(0.43)%		N/A	(0.42)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.49%[8]		N/A	0.49%[9]
Class R4
Management Fees	0.10%		0.10%	0.10%
Distribution (12b-1) Fees	0.00%		0.00%	0.00%
Other Expenses	0.49%		1.70%	0.48%
Acquired Fund Fees and Expenses	0.13%		0.13%	0.13%
Total Annual Fund Operating Expenses	0.72%		1.93%	0.71%
Waiver of Fund Expenses	(0.43)%		(1.64)%	(0.42)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.29%[10]		0.29%[11]	0.29%[12]
Class R6
Management Fees	0.10%		0.10%	0.10%
Distribution (12b-1) Fees	0.00%		0.00%	0.00%
Other Expenses	0.34%		1.55%	0.33%
Acquired Fund Fees and Expenses	0.13%		0.13%	0.13%
Total Annual Fund Operating Expenses	0.57%		1.78%	0.56%
Waiver of Fund Expenses	(0.43)%		(1.64)%	(0.42)%
Total Annual Fund Operating Expenses After Waiver Fee Waiver	0.14%[13]		0.14%[14]	0.14%[15]
1.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
2.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.85% for Class R. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
3.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the

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commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
4.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
5.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
6.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
7.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
8.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
9.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
10.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
11.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
12.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.29% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
13.	The Manager has contractually committed through June 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
14.	The Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

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15.	Effective upon the closing of the Merger, the Manager has contractually committed through June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.14% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Examples of Fund Expenses

The examples below are intended to help you compare the costs of investing in the Target Fund with the costs of investing in the Acquiring Fund, both before and after the Merger, and are for illustration only. The examples assume a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same, as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the examples assume that such waivers or reimbursements will only be in place through the one year period for the Target Fund and the two year period for the Acquiring Fund (both pre-merger and pro forma). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Allspring Target 2060 Fund (Pre-Merger)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$633	$838	$1,059	$1,695
Class C	$237	$512	$912	$2,029
Administrator Class	$50	$250	$467	$1,092
Class R	$87	$357	$648	$1,476
Class R4	$30	$187	$358	$854
Class R6	$14	$139	$275	$672
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$137	$512	$912	$2,029

Allspring Dynamic Target 2060 Fund (Pre-Merger)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$633	$923	$1,403	$2,725
Class C	$237	$601	$1,263	$3,041
Class R4	$30	$276	$725	$1,976
Class R6	$14	$228	$645	$1,812
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$137	$601	$1,263	$3,041

Allspring Dynamic Target 2060 Fund (Proforma)
Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$633	$797	$1,017	$1,649
Class C	$237	$470	$869	$1,985
Administrator Class	$50	$204	$419	$1,040
Class R4	$30	$140	$310	$801
Class R6	$14	$92	$227	$619
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$137	$470	$869	$1,985

Each Fund has a shareholder servicing fee of up to 0.25% for Class A and Administrator Class shares and 0.10% for Class R4 shares. Class C shares of each Fund have a shareholder servicing fee of 0.25% and a distribution fee (12b-1 fee) of 0.75%. Class R shares of the Target Fund have a shareholder servicing fee of 0.25% and a distribution fee (12b-1 fee) of 0.25%. Class R6 shares do not pay a shareholder servicing fee.

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FUND MANAGEMENT INFORMATION

Allspring Dynamic Target 2060 Fund
Investment Manager	Allspring Funds Management, LLC
Investment Sub-adviser	Allspring Global Investments, LLC
Portfolio Manager, Title/Managed Since	Kandarp R. Acharya, CFA, FRM, Portfolio Manager / 2015 Petros N. Bocray, CFA, FRM, Portfolio Manager / 2016 Travis Keshemberg, CFA, CIPM, FRM, Portfolio Manager / 2022

TAX INFORMATION

It is expected that the Merger will qualify as a tax-free “reorganization” for U.S. federal income tax purposes under Section 368(a) of the Internal Revenue Code of 1986, as amended. A receipt of an opinion substantially to that effect from Troutman Pepper Hamilton Sanders LLP, tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. As a tax-free reorganization, the Merger will not be taxable to the Acquiring Fund, the Target Fund or their shareholders for U.S. federal income tax purposes. Even though the Merger is expected to be tax-free, because the Merger will end the tax year of the Target Fund, the Merger may accelerate taxable distributions from the Target Fund to its shareholders.

The cost basis and holding period of the Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger, in each case for U.S. federal income tax purposes. At any time prior to the consummation of the Merger, a shareholder may redeem shares, usually resulting in recognition of a gain or loss for U.S. federal income tax purposes to the redeeming shareholder if the shareholder holds the shares in a taxable account.

A Fund’s net capital losses realized are permitted to be carried forward indefinitely to offset future capital gain. The Target Fund may be presently entitled to significant net capital loss carryforwards for U.S. federal income tax purposes, as detailed in “Material U.S. Federal Income Tax Consequences of the Merger.”

Before the Closing Date, the Target Fund expects to sell a portion of its portfolio securities in connection with repositioning its portfolio in anticipation of the Merger. These transactions will result in additional transaction costs to the Target Fund and may result in increased taxable distributions to shareholders of the Target Fund. In addition, it is expected that the Acquiring Fund may experience transaction costs immediately following the Merger in connection with securities transactions necessary to realign investments received from the Target Funds. Potential transaction costs are estimated to be approximately $5K (representing approximately 0.01%). This estimate of transaction costs is predicated on an assumption that the Target Fund is expected to sell approximately 5% of its portfolio. Transaction costs are dependent on market conditions and actual securities traded; costs could be higher or lower for securities based on liquidity. We expect the transition to occur over a two week period to take advantage of market liquidity and minimize trading costs. Understanding that there is a cost to trading, the portfolio management teams and traders will make every effort to minimize transaction costs. These potential transactions are estimated to result in possible net realized gains of $0.1 million (approximately $0.05 per share). The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Target Fund’s basis in such assets. Any net realized capital gain from sales that occur prior to the Merger will be distributed to the Target Fund’s shareholders as capital gain distributions (to the extent of the excess of net long-term capital gain over net short-term capital loss) and/or ordinary dividends (to the extent of the excess of net short-term capital gain over net long-term capital loss) during or with respect to the year of sale (after reduction by any available capital loss carryforwards), and such distributions will be taxable to shareholders. This portfolio turnover would be in addition to the portfolio turnover that would be experienced by the Acquiring Fund following the Merger in connection with its normal investment operations. As of March 31, 2022, the Target Fund’s assets were approximately $35.1 million and as of this date the Target Fund had net unrealized gains of $2.5 million. In addition, it is expected that the Target Fund may hold a larger amount of cash during this period in connection with repositioning its portfolio. As a result, the Fund may not be invested pursuant to its principal investment strategies.

Certain other U.S. federal income tax consequences are discussed below under “Material U.S. Federal Income Tax Consequences of the Merger.”

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RISK DESCRIPTIONS

An investment in each Acquiring Fund is subject to certain risks. There is no assurance that the return of a Acquiring Fund will be positive or that a Acquiring Fund will meet its investment objective. An investment in a Acquiring Fund is not a deposit of a bank or its affiliates; is not insured, or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment. Like most investments, your investment in a Acquiring Fund could result in a loss of money. The following provides additional information regarding the various risks (in alphabetical order) of investing in a Acquiring Fund as referenced in the section entitled “Merger Summary - Principal Risk Comparison”.

Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. The credit quality of a debt security may deteriorate rapidly and cause significant deterioration in the Fund’s net asset value. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Some debt securities give the issuers the option to call, redeem or prepay the securities before their maturity dates. If an issuer calls, redeems or prepays a debt security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Changes in market conditions and government policies may lead to periods of heightened volatility in the debt securities market, reduced liquidity Fund investments and an increase in Fund redemptions.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the derivatives’ underlying assets, indexes or rates and the derivatives themselves, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance a Fund’s return or as a substitute for a position or security, rather than solely to hedge (or mitigate) the risk of a position or security held by the Fund. The success of a derivative strategy will be affected by the portfolio manager’s ability to assess and predict market or economic developments and their impact on the derivatives’ underlying assets, indexes or reference rates, as well as the derivatives themselves. Certain derivative instruments may become illiquid and, as a result, may be difficult to sell when the portfolio manager believes it would be appropriate to do so. Certain derivatives create leverage, which can magnify the impact of a decline in the value of their underlying assets, indexes or reference rates, and increase the volatility of the Fund’s net asset value. Certain derivatives (e.g., over-the-counter swaps) are also subject to the risk that the counterparty to the derivative contract will be unwilling or unable to fulfill its contractual obligations, which may cause a Fund to lose money, suffer delays or incur costs arising from holding or selling an underlying asset. Changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. For example, emerging market countries are typically more dependent on exports and are, therefore, more vulnerable to recessions in other countries. Emerging markets tend to have less developed legal and financial systems and a smaller market capitalization than markets in developed countries. Some emerging markets are subject to greater political instability. Additionally, emerging markets may have more volatile currencies and be more sensitive than developed markets to a variety of economic factors, including inflation. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of

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debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Investing in equity securities poses risks specific to an issuer, as well as to the particular type of company issuing the equity securities. For example, investing in the equity securities of small- or mid-capitalization companies can involve greater risk than is customarily associated with investing in stocks of larger, more-established companies. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments. Negative news or a poor outlook for a particular industry or sector can cause the share prices of securities of companies in that industry or sector to decline. This risk may be heightened for a Fund that invests a substantial portion of its assets in a particular industry or sector.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes. The Fund’s gains from positions in foreign currency contracts may accelerate and/or lead to recharacterization of the Fund’s income or gains and its distributions to shareholders. The Fund’s losses from such positions may also lead to recharacterization of the Fund’s income and its distributions to shareholders and may cause a return of capital to Fund shareholders.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Foreign investments may involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investments. Foreign investments may be subject to additional risks, such as potentially higher withholding and other taxes, and may also be subject to greater trade settlement, custodial, and other operational risks than domestic investments. Certain foreign markets may also be characterized by less stringent investor protection and disclosure standards.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and their values tend to be more volatile than higher-rated securities with similar maturities. Additionally, these securities tend to be less liquid and more difficult to value than higher-rated securities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, a Fund’s yield and return will be affected by changes in the rate of inflation. If the reference inflation index rate falls, the principal value of an inflation-indexed debt security will decline, which will cause the value of the Fund’s shares and the amount of interest payable on such security to be reduced.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. In addition, economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

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Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Defaults on the underlying mortgages or assets may cause such securities to decline in value and become less liquid. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. As a result, in a period of rising interest rates, these securities may exhibit additional volatility. When interest rates decline or are low, borrowers may pay off their mortgage or other debts sooner than expected, which can reduce the returns of a Fund. Funds that may enter into mortgage dollar roll transactions are subject to the risk that the market value of the securities that are required to be repurchased in the future may decline below the agreed upon repurchase price. They also involve the risk that the party to whom the securities are sold may become insolvent, limiting a Fund’s ability to repurchase securities at the agreed upon price.

Real Estate Securities Risk. Investments in real estate securities are subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the 1940 Act.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies. Smaller companies may have no or relatively short operating histories, limited financial resources or may have recently become public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. This risk is greater for an investor who begins to withdraw a portion or all of his or her investment in the Fund significantly before or after the Fund’s target year. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests. To the extent that an Underlying Fund actively trades its securities, the Fund will experience the consequences of a higher-than-average portfolio turnover rate, such as increased trading expenses and higher short-term capital gains. Investments in the Fund result in your incurring higher expenses than if you were to invest directly in the Underlying Funds in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted.

MANAGEMENT OF THE FUNDS

The following provides additional information regarding the manager of the Target Fund and the manager and sub-adviser of the Acquiring Fund and also provides expenses related to the operation of the Target Fund and the Acquiring Fund.

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MANAGER

Allspring Funds Management, headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and fund-level administrative services to the Target Fund and to the Acquiring Fund pursuant to an investment management agreement. Allspring Funds Management is a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. Allspring Funds Management is a registered investment adviser that provides advisory services for registered mutual funds, closed-end funds and other funds and accounts.

SUB-ADVISER

Allspring Global Investments, LLC, is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Allspring Investments, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds.

MANAGEMENT AND SUB-ADVISORY FEES

As compensation for the investment management services Allspring Funds Management provides to both the Target Fund and the Acquiring Fund, Allspring Funds Management is entitled to receive a monthly fee at the annual rates indicated below, as a percentage of both the Target Fund’s and the Acquiring Fund’s average daily net assets.

Fund	Management Fee
Acquiring Funds	First $5B Next $5B Over $10B	0.10% 0.08% 0.07%
Target Funds	First $5B Next $5B Over $10B	0.10% 0.09% 0.08%

For providing investment sub-advisory services to both the Target Fund and the Acquiring Fund, Allspring Investments is entitled to receive monthly fees at the annual rates indicated below, which are stated as a percentage of both the Target Fund and the Acquiring Fund’s average daily net assets. Allspring Investments is compensated for its services by Allspring Funds Management from the fees Allspring Funds Management receives for its services as investment manager to both the Target Fund and the Acquiring Fund.

Fund	Sub-Advisory Fee
All Funds	First $200M Next $300M Over $500M	0.05% 0.04% 0.03%

For the Acquiring Fund’s most recent fiscal year, the management fee paid to Allspring Funds Management, net of any applicable waivers and reimbursement was as follows:

Management Fees Paid
As a % of average daily net assets
Allspring Dynamic Target Today Fund	0.00%
Allspring Dynamic Target 2015 Fund	0.00%
Allspring Dynamic Target 2020 Fund	0.00%
Allspring Dynamic Target 2025 Fund	0.00%
Allspring Dynamic Target 2030 Fund	0.00%
Allspring Dynamic Target 2035 Fund	0.00%
Allspring Dynamic Target 2040 Fund	0.00%
Allspring Dynamic Target 2045 Fund	0.00%
Allspring Dynamic Target 2050 Fund	0.00%

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Management Fees Paid
As a % of average daily net assets
Allspring Dynamic Target 2055 Fund	0.00%
Allspring Dynamic Target 2060 Fund	0.00%

For a discussion regarding the basis for the approval of the Acquiring Fund’s Management Agreement and Sub-Advisory Agreement by the Board, please see the shareholder report for the six months ended August 31, 2021.

MULTI-MANAGER ARRANGEMENT

The Funds and Allspring Funds Management have obtained an exemptive order from the SEC that permits Allspring Funds Management, subject to the approval of the Funds Trust Board, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Allspring Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Allspring Funds Management or of a company that wholly owns Allspring Funds Management (“Multi-Manager Sub-Advisers”).

Pursuant to the order, Allspring Funds Management, with the approval of the Allspring Funds Trust Board, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order. Allspring Funds Management, subject to the Allspring Funds Trust Board’s oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order, the Fund is required to notify shareholders within 90 days. The Funds are not required to disclose the individual fees that Allspring Funds Management pays to a Multi-Manager Sub-Adviser.

ADDITIONAL INFORMATION REGARDING THE EXPENSES OF THE FUNDS

The Target Fund and the Acquiring Fund each pay Allspring Funds Management a class-level administrative fee. The class-level administrative fee is applied on a class-by-class basis and at rates that differ among classes. Allspring Funds Management provides or obtains transfer agency services for the Target Fund and the Acquiring Fund as part of its class-level administrative service, and the administrative fee paid on a class-by-class basis is intended in part to compensate Allspring Funds Management for providing or obtaining those transfer agency services. The Target Fund’s and the Acquiring Fund’s SAI contains more information regarding the administration and transfer agency service fees borne by the Target Fund and the Acquiring Fund.

MERGER INFORMATION

BOARD CONSIDERATIONS

At a Board meeting held on May 24-25, 2022 (the “Meeting”), the Board, all of the members of which are Independent Trustees, considered each Merger. In advance of the Meeting, including at meetings held in 2021 (together with the Meeting, the “Meetings”), Funds Management provided extensive background materials and analyses to the Board. These materials included the rationale for the proposed Mergers, as well as information on the investment objectives and principal investment strategies of each Target Fund and its respective Acquiring Fund; their respective fee arrangements, operating expense ratios, asset sizes, risk profiles and investment performance; and analyses of certain tax information, transaction cost information and the projected benefits of each Merger. Representatives of Funds Management presented these materials and responded to questions from the Board at the Meetings.

The Independent Trustees reviewed and discussed these materials and analyses with Funds Management and among themselves. The Independent Trustees were assisted in their evaluation of the Mergers by independent legal counsel, with whom they met separately and from whom they received separate legal advice. After such review, discussion and evaluation, the Board unanimously approved the Plan for each Merger at the Meeting. In its deliberations, the Board considered that some of the projected benefits of each Merger would accrue to Funds Management and its affiliates, in addition to those that would accrue to the shareholders of each Target Fund and its respective Acquiring Fund. In this regard, the Board noted that Funds Management and its affiliates are likely to benefit from the elimination of duplicative expenses and the reduction of other associated operational costs resulting from the consolidation of funds with substantially similar investment objectives and strategies. The Board took into account these benefits, among

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others, in the context of focusing on Fund shareholder benefits and evaluating each Merger overall, and determined that merging each Target Fund into its respective Acquiring Fund would be in the best interests of such Target Fund and Acquiring Fund. The Board further determined that the interests of the shareholders of each Target Fund and each Acquiring Fund would not be diluted as a result of the applicable Merger.

In approving the Plan for each Merger, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

The Board approved the Mergers for the following reasons:

Overall Basis for Approval. The Board considered a number of factors in determining that each Merger would be in the best interests of each Target Fund. After taking into account the Funds’ substantially similar investment objectives and the extent to which their strategies overlap and diverge, the Board considered that the Mergers would allow the Target Funds to reorganize into what Funds Management believes is a differentiated and potentially higher performance target date fund suite with substantially similar investment objectives and strategies, with the same fees, and with improved opportunities for potential economies of scale and long-term viability.

The Board also reviewed Funds Management’s assessment of other possible options for each Target Fund, including continuing to operate Target Funds as they are currently operating. The Board considered the long-term viability concerns of such an action due to outflows in the Target Funds’ assets. The Board also considered that each Merger is expected to be tax-free and would allow shareholders of each Target Fund the opportunity to continue to participate in a fund with a similar investment program within the fund family.

Portfolio Management. The Board considered information regarding the qualifications, background, tenure and responsibilities of the personnel who will be primarily responsible for the day-to-day portfolio management of the respective Acquiring Fund after each Merger, noting that the same sub-adviser and portfolio managers that manage the Target Funds currently manage the Acquiring Funds, and that the same portfolio managers are expected to continue to manage the combined Funds.

The Board considered that the investment objectives of each Target Fund and each respective Acquiring Fund are substantially similar. The Board considered the similarities and differences of the Funds’ principal investment strategies described below. To the extent the principal investment strategies of an Acquiring Fund differ from those of the corresponding Target Fund, as described in the section entitled “Merger Summary (Objectives, Strategies, Risks, Performance, Expense, Management and Tax Information) – Investment Objective and Strategy Comparison” above and under “Compatible Objectives and Investment Strategies” below, the Board considered those differences as part of its overall determination that participating in the Mergers would be in the best interests of the applicable Target Fund.

The Board noted that the management fee and sub-advisory fee for each Acquiring Fund are the same as the corresponding fee rate for the applicable Target Fund. The Board also noted that the combined net operating expense ratio of each share class of the respective Acquiring Fund is equal to that of each corresponding share class of each Target Fund based on the expense caps currently in place through June 30, 2023 (which may not be raised or removed without Board approval).

Greater Potential Economies of Scale and Viability. The Board also considered that shareholders of both each Target Fund and each Acquiring Fund may benefit from the potential for greater economies of scale and viability in the future by consolidating each Target Fund into a respective Acquiring Fund that has a higher Morningstar rating and that is expected by Funds Management to have greater potential for asset growth and viability following each Merger.

Compatible Objectives and Investment Strategies. As described in the section entitled “Merger Summary (Objectives, Strategies, Risks, Performance, Expense, Management and Tax Information) - Investment Objective and Strategy Comparison” above, the Board considered that the investment objective of each Target Fund is substantially similar to that of the respective Acquiring Fund. The Board noted that each Target Fund and its respective Acquiring Fund have substantially similar principal investment strategies as both the Target Fund and Acquiring Fund invest in underlying funds, which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Board noted that the most notable investment strategy differences between the Acquiring Fund compared to its respective Target Fund were that each Acquiring Fund: 1) has no dedicated low volatility equities exposure; 2) maintains a larger exposure to equity securities throughout the glidepath; 3) incorporates a derivatives overlay strategy that contains three specific risk management components; and 4) invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not

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limited to, stocks, bonds, and currencies. The Board considered the similarities and differences of the underlying master portfolio allocations by the Target Funds and Acquiring Funds.

The Board noted that prior to the Closing Date, Funds Management will reduce or sell all the underlying holdings in the Target Fund that will not be held in the respective Acquiring Fund. The Board also considered transaction costs and other related fees with respect to each Merger, as well as the tax implications.

Comparative Performance. The Board reviewed the performance of each Target Fund relative to that of its respective Acquiring Fund. The Board also noted that the Target Fund suite has generally underperformed the Acquiring Fund suite for the trailing three- and five-year time periods as of March 31, 2022. In reviewing comparative performance, the Board considered the similarities and differences between the Funds’ investment objectives and principal investment strategies. Shareholders should consult the chart in the section entitled “Merger Summary (Objectives, Strategies, Risks, Performance, Expense, Management and Tax Information) - Fund Performance Comparison” for more detailed performance information, including information about each Funds’ performance relative to that of its primary benchmark index for the periods ended December 31, 2021.

Gross and Net Operating Expense Ratios of the Funds. The Board considered that the combined net operating expense ratio of each share class of the respective Acquiring Fund is equal to that of each corresponding share class of each Target Fund, after giving effect to each Merger based on the expense caps currently in place through June 30, 2023 (which may not be raised or removed without Board approval). In this regard, the Board noted that effective on or about January 1, 2022 Funds Management reduced the management fee rates payable by each Acquiring Fund and reduced the sub-advisory fee rates payable by Funds Management to the Sub-Adviser with respect to each Acquiring Fund to match the effective management and sub-advisory fee rates of each Target Fund. It was also noted that effective on or about January 1, 2022, Funds Management reduced the Acquiring Funds’ expense cap arrangement for each share class of the Acquiring Fund to match the corresponding expense caps of each share class of the applicable Target Fund through June 30, 2023 (which may not be raised or removed without Board Approval). Shareholders should consult the section entitled “Merger Summary (Objectives, Strategies, Risks, Performance, Expense, Management and Tax Information) - Shareholder Fee and Fund Expense Comparison” for more detailed gross and net operating expense ratio information.

Expenses of the Mergers. The Board was advised that Funds Management or its affiliates will bear all expenses incurred in connection with each Merger (other than any brokerage or other transaction costs associated with the sale or purchase of portfolio securities in connection with each Merger). The Board also considered that Target Fund shareholders will not pay any front-end or deferred sales charges in connection with each Merger.

Conclusion. Ultimately, in the exercise of its business judgment, the Board determined that participating in each Merger would be in the best interests of both each Target Fund and the respective Acquiring Fund. The Board further determined that the interests of the shareholders of both each Target Fund and the respective Acquiring Fund would not be diluted as a result of each Merger.

AGREEMENT AND PLAN OF REORGANIZATION

The following summary of the Plan is qualified in its entirety by reference to Exhibit A attached hereto.

The Plan provides that the Acquiring Fund will acquire all of the assets of the Target Fund in exchange for shares of equal value of the Acquiring Fund (measured on the business day immediately preceding the Merger) and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, at 9:00 a.m. Eastern Time on a particular Merger date (the “Effective Time”).

The number of full and fractional shares of each class of the Acquiring Fund to be received by each corresponding class of the Target Fund will be determined by dividing the value of assets net of known liabilities attributable to the Target Fund class by the net asset value (“NAV”) of one share of the applicable Acquiring Fund class. The Plan specifies that the method of determining the value of the assets net of liabilities and the NAV of each class of the Acquiring Fund shall be the same method used in determining the NAV of the Acquiring Fund in the ordinary course. The valuation will be conducted on the business day immediately preceding the Effective Time or upon such other date as the parties may agree, as of the last time that the Acquiring Fund ordinarily calculates its NAV, or as of such other time as the parties may agree (the “Valuation Date”).

Prior to the Closing Date, the Target Fund will declare a distribution which, together with all previous distributions, shall have the effect of distributing to the Target Fund’s shareholders (in shares of the Target Fund, or in cash, as the

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shareholder has previously elected) substantially all of the Target Fund’s undistributed investment company taxable income (computed without regard to any deduction for dividends paid) for all taxable periods ending on or prior to the Closing Date, and all of its undistributed net capital gain realized in all taxable periods ending on or prior to the Closing Date (after reduction by any available capital loss carryforwards).

At the Effective Time or as soon as reasonably practicable thereafter, the Target Fund will liquidate and distribute pro rata to the Target Fund shareholders of record of each class as of the close of business on the Valuation Date the full and fractional shares of the corresponding class of the Acquiring Fund received by the Target Fund based on the shares of the Target Fund class owned by such shareholders. After these distributions and the winding up of its affairs, the Target Fund will be terminated as a series of the Trust in accordance with applicable law and its Amended and Restated Declaration of Trust (“Declaration of Trust”).

A majority of the Board may terminate the Plan on behalf of the Target Fund or Acquiring Fund under certain circumstances. In addition, completion of a Merger is subject to numerous conditions set forth in the Plan, including approval by Target Fund shareholders, the accuracy of various representations and warranties, and receipt of a tax opinion generally to the effect that the Merger will qualify as a tax-free “reorganization” for U.S. federal income tax purposes.

Allspring Funds Management will bear all expenses incurred in connection with the Merger whether or not the Mergers are consummated (except for brokerage or other transaction costs associated with the sale or purchase of Portfolio securities in connection with the Merger).

MATERIAL U.S. FEDERAL INCOME TAX CONSEQUENCES OF THE MERGER

The following discussion summarizes certain material U.S. federal income tax consequences of the Merger, including an investment in Acquiring Fund shares, that are applicable to you as a Target Fund shareholder. It is based on the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable U.S. Treasury regulations, judicial authority and administrative rulings and practice, all as of the date of this prospectus/information statement and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local or foreign tax consequences of the Merger or of holding Acquiring Fund shares. Your tax treatment may vary depending upon your particular situation. You also may be subject to special rules not discussed below if you are a certain kind of Target Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or an entity that is not organized under the laws of the United States or a political subdivision thereof; a shareholder who holds Target Fund shares as part of a hedge, straddle or conversion transaction; a person who does not hold Target Fund shares as capital asset at the time of the Merger; a holder of Target Fund shares through a tax-deferred account; and an entity taxable as a partnership for U.S. federal income tax purposes; or an investor in such an entity.

We have not requested and will not request an advance ruling from the Internal Revenue Service (“IRS”) as to the U.S. federal income tax consequences of the Merger or any related transaction. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. You are urged to consult with your own tax advisers and financial planners as to the particular tax consequences to you of the Merger of the Target Fund and of holding Acquiring Fund shares, including the applicability and effect of any state, local or foreign laws and the effect of possible changes in applicable tax laws.

Qualification of the Merger as a Tax-Free “Reorganization” Under the Internal Revenue Code

The obligation of the Funds to consummate the Merger is contingent upon their receipt of an opinion from Troutman Pepper Hamilton Sanders LLP, tax counsel to the Funds, generally to the effect that the Merger will qualify as a “reorganization” under Section 368(a) of the Internal Revenue Code, and therefore generally:

1.	no gain or loss will be recognized by the Acquiring Fund upon receipt of the Target Fund’s assets in exchange solely for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund;

2.	the Acquiring Fund’s tax basis in the assets of the Target Fund transferred to the Acquiring Fund in the Merger will be the same as the Target Fund’s tax basis in the assets immediately prior to the transfer;

3.	the Acquiring Fund’s holding periods for the assets of the Target Fund will include the periods during which such assets were held by the Target Fund;

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4.	no gain or loss will be recognized by the Target Fund upon the transfer of the Target Fund’s assets to the Acquiring Fund in exchange solely for Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund, or upon distribution of Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation;

5.	no gain or loss will be recognized by the Target Fund’s shareholders upon the exchange of their Target Fund shares solely for Acquiring Fund shares;

6.	the aggregate tax basis of Acquiring Fund shares a Target Fund shareholder receives in connection with the Merger will be the same as the tax basis of such shareholder’s Target Fund shares exchanged therefor;

7.	a Target Fund shareholder’s holding period for such shareholder’s Acquiring Fund shares will include the period for which such shareholders held the Target Fund shares exchanged therefor, provided such Target Fund shareholder held such Target Fund shares as a capital asset; and

8.	the Acquiring Fund will succeed to, and take into account the items of the Target Fund described in Section 381(c) of the Internal Revenue Code, for example, capital loss carryforwards and methods of accounting, subject to the conditions and limitations specified in the Internal Revenue Code and the U.S. Treasury regulations thereunder.

The tax opinion described above will be based on then-existing law, will be subject to certain assumptions, qualifications and exclusions and will be based in part on the truth and accuracy of certain representations by us on behalf of the Acquiring Fund and the Target Fund.

Status as a Regulated Investment Company

Since its formation, each Fund has elected and believes it has qualified to be treated as a separate “regulated investment company,” or “RIC,” under Subchapter M of the Internal Revenue Code. Accordingly, each Fund believes that it has been, and expects to continue to be, relieved of U.S. federal income tax liability to the extent that it makes distributions of its income and gains to its shareholders.

Distribution of Income and Gains

A portion of the securities held by the Target Fund are expected to be disposed of prior to the Merger resulting in additional portfolio transaction costs to the Target Fund and increased taxable distributions to shareholders of the Target Fund. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Target Fund’s tax basis in such assets. Any capital gains recognized on a net basis in any such sales that occur prior to the Merger will be distributed to a Target Fund’s shareholders as capital gain dividends (to the extent of net capital gain) and/or ordinary dividends (to the extent of net short-term capital gain) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

Additionally, the Target Fund’s taxable year will end as a result of the Merger, which will accelerate any distributions to shareholders from the Target Fund for its short taxable year ending on the date of the Merger. Prior to the Merger, the Target Fund will declare to its shareholders of record one or more distributions of all of its previously undistributed net investment income and net realized capital gain, including capital gains on any securities disposed of in connection with the Merger. Such distributions will be made to such shareholders before or after the Merger. A Target Fund shareholder will be required to include any such distributions in such shareholder’s taxable income for the taxable year in which such shareholder receives the distributions. This may result in the recognition of income that could have been deferred or never realized had the Merger not occurred.

Tax Attributes of the Combined Funds: Utilization of Loss Carryforwards and Unrealized Losses

A Fund is permitted to carry forward a net capital loss to offset its capital gain indefinitely. For capital losses realized, the excess of a Fund’s net short-term capital loss over its net long-term capital gain is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year and the excess of a Fund’s net long-term capital loss over its net short-term capital gain is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. If future capital gain is offset by carried-forward capital losses, such future capital gain is not subject to fund-level U.S. federal income tax, regardless of whether it is distributed to shareholders. The Funds cannot carry back or carry forward any net operating losses.

The Merger may result in a limitation on the ability of the Acquiring Fund to use any capital loss carryforwards and, potentially, any unrealized capital losses (once realized) inherent in the tax basis of the assets of the Acquiring Fund or a Target Fund (the “Limited Fund”). These limitations, pursuant to Section 382 of the Internal Revenue Code, are imposed on an annual basis. Losses in excess of the limitation may be carried forward. The Section 382 limitation generally will

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equal the product of the net asset value of the Limited Fund immediately prior to the Merger and the “long-term tax-exempt rate,” published by the IRS, in effect at such time. As of May 2022, the applicable long-term tax-exempt rate was 2.01%. No assurance can be given as to what long-term tax-exempt rate will be in effect at the time of the Merger. In certain instances, under Section 384 of the Internal Revenue Code, the Acquiring Fund will also be prohibited from using the Target Fund’s capital loss carryforwards and unrealized losses (once realized) against the unrealized gains of the Acquiring Fund immediately prior to the Merger, or vice-versa, to the extent such gains are realized within five years following the Merger. Even if capital loss carryforwards or unrealized losses (once realized) can be used, the tax benefit resulting from those losses may be delayed and will be shared by both the Target Fund and Acquiring Fund shareholders following a Merger. Therefore, Target Fund shareholders may pay more taxes, or pay taxes sooner, than such shareholder otherwise would have paid if the Merger did not occur.

In general, the limitation under Section 382 will apply to capital loss carryforwards and unrealized losses (once realized) of a Fund when its shareholders will hold less than 50% of the outstanding shares of the Acquiring Fund immediately following the Merger. Accordingly, it is expected that the limitation will apply to any losses of each Target Fund. Even if the Merger does not result in the limitation on the use of the Fund’s losses, future transactions by the Acquiring Fund may do so.

Finally, in addition to the other limitations on the use of losses, Section 381 of the Internal Revenue Code prescribes that, for the taxable year of the Merger, only that percentage of the Acquiring Fund’s capital gain net income for such taxable year (excluding capital loss carryforwards) equal to the percentage of its year that remains following the Merger can be reduced by the Target Fund’s capital loss carryforwards (as otherwise limited under Sections 382 and 384 of the Internal Revenue Code, as described above).

In addition, the Fund’s capital loss carryovers and unrealized losses, once realized, may be subject to limitation in the hands of the combined Fund after the Merger under various provisions of the Internal Revenue Code. Even if the Merger does not result in the limitation on the use of the Fund’s losses, prior or future transactions by the Fund may have done or do so.

U.S. Federal Income Taxation of an Investment in the Acquiring Fund

The following discussion summarizes certain material U.S. federal income tax consequences of an investment in the Acquiring Fund. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the prospectus and statement of additional information for the Acquiring Fund for additional U.S. federal income tax information.

Qualification as a Regulated Investment Company. It is intended that the Acquiring Fund will continue to qualify for treatment as a RIC under Subchapter M of Chapter 1, Subtitle A of the Internal Revenue Code. The Acquiring Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Internal Revenue Code applicable to RICs generally will apply separately to the Acquiring Fund even though the Acquiring Fund is a series of the Acquiring Trust. Furthermore, the Acquiring Fund will separately determine its income, gains, losses and expenses for U.S. federal income tax purposes.

In order to qualify as a RIC under the Internal Revenue Code, the Acquiring Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Internal Revenue Code. Future U.S. Treasury regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to the Acquiring Fund’s principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership, except a qualified publicly traded partnership, will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the Acquiring Fund.

The Acquiring Fund must also diversify its holdings so that, at the end of each quarter of the Acquiring Fund’s taxable year: (i) at least 50% of the fair market value of its total assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Acquiring Fund’s total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the

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value of the Acquiring Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Acquiring Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting the diversification requirement described in clause (i)(B), the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership. The qualifying income and diversification requirements applicable to the Acquiring Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

If the Acquiring Fund fails to satisfy any of the qualifying income and diversification requirements in any taxable year, such Acquiring Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirement(s). Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Acquiring Fund corrects the failure within a specified period. If the applicable relief provisions are not available or cannot be met, such Acquiring Fund will be taxed in the same manner as an ordinary corporation, described below.

In addition, with respect to each taxable year, the Acquiring Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss. If the Acquiring Fund meets all of the RIC qualification requirements, it generally will not be subject to U.S. federal income tax on investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, the Acquiring Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, the Acquiring Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from the Acquiring Fund in the year they are actually distributed. However, if the Acquiring Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Acquiring Fund and its shareholders will be treated as if the Acquiring Fund paid the distribution on December 31 of the first year. The Acquiring Fund intends to distribute its net income and gain in a timely manner to maintain its status as a RIC and eliminate fund-level U.S. federal income taxation of such income and gain. However, no assurance can be given that the Acquiring Fund will not be subject to U.S. federal income taxation. See further discussion below in “Taxation of Acquiring Fund Investments” for the Acquiring Fund’s ability to pass through to its shareholders the tax-exempt character of income from certain debt obligations by paying exempt-interest dividends.

Moreover, the Acquiring Fund may retain for investment all or a portion of its net capital gain. If the Acquiring Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may report the retained amount as undistributed capital gain in a written statement furnished to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Acquiring Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Acquiring Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The Acquiring Fund is not required to, and there can be no assurance that it will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

If, for any taxable year, the Acquiring Fund fails to qualify as a RIC and is not eligible for relief as described above, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from such Acquiring Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, the Acquiring Fund may be required to distribute to its shareholders its earnings and profits attributable to non RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Acquiring Fund to the IRS. In addition, if the Acquiring Fund initially qualifies as a RIC but subsequently fails to qualify as a RIC for a period greater than two taxable years, the Acquiring Fund generally will be required to recognize and pay tax on any net unrealized gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Acquiring Fund had been liquidated) or, alternatively, to be subject to tax on such unrealized gain recognized for a period of ten years, in order to re-qualify as a RIC in a subsequent year.

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Equalization Accounting. The Acquiring Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals the Acquiring Fund’s undistributed investment company taxable income and net capital gain, with certain adjustments, to redemption proceeds. This method permits the Acquiring Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect the Acquiring Fund’s total returns, it may reduce the amount that the Acquiring Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Acquiring Fund shares on Acquiring Fund distributions to shareholders. However, the IRS has not expressly sanctioned the particular equalization methods used by the Acquiring Fund, and thus the Acquiring Fund’s use of these methods may be subject to IRS scrutiny.

For a description of the Acquiring Fund’s ability to use capital loss carryovers, see “Tax Attributes of the Combined Funds: Utilization of Capital Loss Carryovers and Unrealized Losses” above.

Excise Tax. If the Acquiring Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98.2% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that was not distributed during such years, the Acquiring Fund will be subject to a nondeductible 4% U.S. federal excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income, if any). For these purposes, the Acquiring Fund will be treated as having distributed any amount on which it is subject to corporate-level U.S. federal income tax for the taxable year ending within the calendar year. The Acquiring Fund generally intends to actually distribute or be deemed to have distributed substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and thus expects not to be subject to the excise tax. However, no assurance can be given that the Acquiring Fund will not be subject to the excise tax. Moreover, the Acquiring Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid by the Acquiring Fund is determined to be de minimis).

Taxation of Acquiring Fund Investments. In general, realized gains or losses on the sale of securities held by the Acquiring Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Acquiring Fund has held the disposed securities for more than one year at the time of disposition.

If at least 50% of the value of the Acquiring Fund’s total assets at the close of each quarter of its taxable year consists of debt obligations that generate interest exempt from U.S. federal income tax under Section 103 of the Internal Revenue Code, then the Acquiring Fund may qualify to pass through to its shareholders the tax-exempt character of its income from such debt obligations by paying exempt-interest dividends. The Acquiring Fund intends to so qualify and is designed to provide shareholders with income exempt from U.S. federal income tax in the form of exempt-interest dividends. “Exempt-interest dividends” are dividends (other than capital gain dividends) paid by a RIC that are properly reported as such in a written statement furnished to shareholders.

The Acquiring Fund will report to its shareholders the portion of the distributions for the taxable year that constitutes exempt interest dividends. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Internal Revenue Code received by the Acquiring Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Internal Revenue Code. Interest on indebtedness incurred to purchase or carry shares of the Acquiring Fund will not be deductible to the extent that the Acquiring Fund’s distributions are exempt from U.S. federal income tax. In addition, an investment in the Acquiring Fund may result in liability for U.S. federal alternative minimum tax (“AMT”). Certain deductions and exemptions have been designated “tax preference items” which must be added back to taxable income for purposes of calculating the U.S. federal AMT. Tax preference items include tax-exempt interest on certain “private activity bonds.” To the extent the Acquiring Fund invests in certain private activity bonds, its shareholders will be required to report that portion of the Fund’s distributions attributable to income from the bonds as a tax preference item in determining their U.S. federal AMT, if any. Shareholders will be notified of the tax status of distributions made by the Acquiring Fund.

Persons who may be “substantial users” (or “related persons” of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares in the Acquiring Fund. Furthermore, shareholders will not be permitted to deduct any of their shares of the Acquiring Fund’s expenses in computing their U.S. federal AMT. In addition, exempt-interest dividends paid by the Acquiring Fund to a corporate shareholder are included in the shareholder’s “adjusted current earnings” as part of its U.S. federal AMT calculation, and may also affect its U.S. federal excise liability. As of the date of this filing, individuals are subject to the U.S. federal AMT at a maximum

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rate of 28%. Corporations are not subject to the U.S. federal AMT. Shareholders with questions or concerns about the U.S. federal AMT should consult own their own tax advisers.

If the Acquiring Fund purchases a debt obligation with original issue discount (“OID”) (generally, a debt obligation with a purchase price at original issuance less than its principal amount, such as a zero-coupon bond), which generally includes “payment-in-kind” or “PIK” bonds, the Acquiring Fund generally is required to annually include in its taxable income a portion of the OID as ordinary income, even though the Acquiring Fund may not receive cash payments attributable to the OID until a later date, potentially until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate discount obligations may be treated as a dividend for U.S. federal income tax purposes. Similarly, if the Acquiring Fund purchases a debt obligation with market discount (generally, a debt obligation with a purchase price after original issuance less than its principal amount (reduced by any accrued OID)), the Acquiring Fund generally is required to annually include in its taxable income a portion of the market discount as ordinary income, even though the Acquiring Fund may not receive cash payments attributable to the market discount until a later date, potentially until maturity or disposition of the obligation. The Acquiring Fund generally will be required to make distributions to shareholders representing the OID or market discount income on debt obligations that is currently includible in its income, even though the cash representing such income may not have been received by the Acquiring Fund. Cash to pay such distributions may be obtained from sales proceeds of securities held by the Acquiring Fund which the Acquiring Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Acquiring Fund.

If the Acquiring Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Acquiring Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Acquiring Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the Acquiring Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

The Acquiring Fund may be required to incur certain fees that are treated as OID and required to be included in income for financial statement purposed when received (rather than when accrued into income under prior law).

If an option granted by the Acquiring Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Acquiring Fund of the option from its holder, the Acquiring Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Acquiring Fund in the closing transaction. Some capital losses realized by the Acquiring Fund in the sale, exchange, exercise, or other disposition of an option may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by the Acquiring Fund pursuant to the exercise of a covered call option granted by it, the Acquiring Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Acquiring Fund pursuant to the exercise of a put option granted by it, the Acquiring Fund generally will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity listed options in which the Acquiring Fund invests will be deemed “Section 1256 contracts.” The Acquiring Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss (as described below). These provisions may require the Acquiring Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Acquiring Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts and non-equity options.

Offsetting positions held by the Acquiring Fund involving certain derivative instruments, such as financial forward, futures, and options contracts, may be considered, for U.S. federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of

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“straddles” is governed by Section 1092 of the Internal Revenue Code which, in certain circumstances, overrides or modifies the provisions of Section 1256 of the Internal Revenue Code, described above. If the Acquiring Fund is treated as entering into a “straddle” and at least one (but not all) of the Acquiring Fund’s positions in derivative contracts comprising a part of such straddle is governed by Section 1256 then such straddle could be characterized as a “mixed straddle.” The Acquiring Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to the Acquiring Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Acquiring Fund, losses realized by the Acquiring Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute qualified dividend income (defined below) to fail to satisfy the applicable holding period requirements (described below) and therefore to be taxed as ordinary income. Furthermore, the Acquiring Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of the straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where the Acquiring Fund had not engaged in such transactions.

If the Acquiring Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Acquiring Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when the Acquiring Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future U.S. Treasury regulations. The character of the gain from constructive sales will depend upon the Acquiring Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon the Acquiring Fund’s holding period in the position and the application of various loss deferral provisions in the Internal Revenue Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Acquiring Fund’s taxable year and the Acquiring Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain the Acquiring Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Internal Revenue Code’s rules. The amount of long-term capital gain is limited to the amount of such gain the Acquiring Fund would have had if the Acquiring Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

In addition, the Acquiring Fund’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts, and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short sale rules, the effect of which may be to accelerate income to the Acquiring Fund, defer losses to the Acquiring Fund, cause adjustments to the holding periods of the Acquiring Fund’s securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long- term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.

Rules governing the U.S. federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of an IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Accordingly, while the Acquiring Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of the Acquiring Fund as a RIC might be jeopardized. Certain requirements that must be met under the Internal Revenue Code in order for the Acquiring Fund to qualify as a RIC may limit the extent to which the Acquiring Fund will be able to engage in derivatives transactions.

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In addition to the investments described above, prospective shareholders should be aware that other investments made by the Acquiring Fund may involve complex tax rules that may result in income or gain recognition by the Acquiring Fund without corresponding current cash receipts. Although the Acquiring Fund seeks to avoid significant non-cash income, such non-cash income could be recognized by the Acquiring Fund, in which case the Acquiring Fund may have to distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Acquiring Fund could be required at times to liquidate investments prematurely in order to satisfy its minimum distribution requirements.

Taxation of Distributions. Distributions paid out of the Acquiring Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Acquiring Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and other distributions on the Acquiring Fund’s shares generally are subject to U.S. federal income tax as described herein to the extent they do not exceed a Fund’s realized income and gains, even though such dividends and other distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares acquired at a time when the Acquiring Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. For U.S. federal income tax purposes, the Acquiring Fund’s earnings and profits, described above, are determined at the end of the Acquiring Fund’s taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of the Acquiring Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in the shareholder’s Acquiring Fund shares and then as capital gain. The Acquiring Fund may make distributions in excess of its earnings and profits, from time to time.

For U.S. federal income tax purposes, distributions of net investment income generally are taxable as ordinary income, and distributions of net gains from the sale of investments that the Acquiring Fund owned for one year or less will be taxable as ordinary income. Distributions properly reported in writing by the Acquiring Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Acquiring Fund’s net capital gain for the taxable year), regardless of how long a shareholder has held Acquiring Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. Each Acquiring Fund will report capital gain dividends, if any, in a written statement furnished to its shareholders after the close of the Acquiring Fund’s taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest the Acquiring Fund earned on direct obligations of the U.S. government if the Acquiring Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for state tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Acquiring Fund Shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges the shareholder’s Acquiring Fund shares, subject to the discussion below, the shareholder generally will recognize a taxable capital gain or loss on the difference between the amount received for shares (or deemed received in the case of an exchange) and the shareholder’s tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held the Acquiring Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.

If a shareholder sells or exchanges Acquiring Fund shares within 90 days of having acquired such shares and if, before January 31 of the calendar year following the calendar year of the sale or exchange, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Acquiring Fund or a different RIC, the sales charge previously incurred in acquiring the Acquiring Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder recognizes a loss on a disposition of Acquiring Fund shares, the loss will be disallowed under the “wash sale” rules to the extent the shareholder purchases substantially identical shares (including through dividend reinvestment) within the 61 day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives a capital gain dividend with respect to the Acquiring Fund share and the Acquiring Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Acquiring

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Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then U.S. Treasury regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this prospectus/information statement.

U.S. Federal Income Tax Rates. Non-corporate Acquiring Fund shareholders (i.e., individuals, trusts and estates) are taxed at a maximum rate of 37% on ordinary income and 20% on long-term capital gain.

The flat corporate U.S. federal income tax rate applicable to ordinary income and net capital gain is 21%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Distributions from the Acquiring Fund may qualify for the “dividends-received deduction” applicable to corporate shareholders with respect to certain dividends. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

In addition, noncorporate Acquiring Fund shareholders generally will be subject to an additional 3.8% tax on their “net investment income,” which ordinarily includes taxable distributions received from the Acquiring Fund and taxable gain on the disposition of Acquiring Fund shares, or, if less, the excess of the shareholder’s “modified adjusted gross income” over $250,000 for married persons filing jointly and $200,000 for single taxpayers.

A U.S. withholding tax at a 30% rate, or lower rate provided under an applicable income tax treaty, will be imposed on dividends and proceeds of redemptions in respect of Acquiring Fund shares received by Acquiring Fund shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. The Acquiring Fund will not pay any additional amounts in respect of many amounts withheld.

Acquiring Fund shareholders are advised to discuss with their own tax advisers or financial planners tax rates and withholding taxes imposed upon them.

Backup Withholding. The Acquiring Fund generally is required to withhold and remit to the U.S. Treasury, subject to certain exemptions (such as for certain corporate or foreign shareholders), an amount equal to 24% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to the Acquiring Fund shareholder if (i) the shareholder fails to furnish the Acquiring Fund with a correct “taxpayer identification number” (“TIN”), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies the Acquiring Fund that the shareholder’s TIN is incorrect or that the shareholder is otherwise subject to backup withholding. Backup withholding is not an additional tax imposed on a shareholder. A shareholder may apply amounts withheld as a credit against the shareholder’s U.S. federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder generally may avoid backup withholding by furnishing a properly completed IRS Form W-9.

Foreign Shareholders. For purposes of this discussion, “foreign shareholders” include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations.

Generally, distributions made to foreign shareholders will be subject to non-refundable, U.S. federal income tax withholding at a 30% rate (or lower rate provided under an applicable income tax treaty) even if they are funded by income or gains (such as foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to such withholding. The Acquiring Fund could report in writing to its shareholders distributions to foreign shareholders that would not be subject to U.S. federal income tax withholding, if the distributions were attributable to “portfolio interest” from U.S. sources or short-term capital gain and certain other requirements were met. However, the Acquiring Fund cannot provide any assurance that it will make any such designations.

Capital gain distributions and gains recognized by a foreign shareholder on the redemption of Acquiring Fund shares generally will not be subject to U.S. federal income tax withholding, provided that certain requirements are satisfied.

The 30% (or lower treaty rate) withholding tax described above will be imposed on dividends on, and the gross proceeds of dispositions of, Acquiring Fund shares paid to foreign shareholders unless various information reporting

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requirements are satisfied. Such withholding tax will generally apply to non-U.S. financial institutions, which generally are defined for this purpose as non-U.S. entities that (i) accept deposits in the ordinary course of a banking or similar business, (ii) are engaged in the business of holding financial assets for the account of others, or (iii) are engaged or hold themselves out as being engaged primarily in the business of investing, reinvesting, or trading in securities, partnership interests, commodities, or any interest in such assets. Prospective foreign shareholders are encouraged to consult their tax advisers regarding the implications of this withholding tax on their investment in the Acquiring Fund.

Before investing in the Acquiring Fund’s shares, a prospective foreign shareholder should consult with its own tax advisers, including whether the shareholder’s investment can qualify for benefits under an applicable income tax treaty.

Tax-Deferred Plans. Shares of the Acquiring Fund may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Acquiring Fund shares through such plans and/or accounts.

Tax Shelter Reporting Regulations. Generally, under U.S. Treasury regulations, if an individual shareholder recognizes a loss of $2 million or more, or if a corporate shareholder recognizes a loss of $10 million or more, with respect to shares, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Legislative and Administrative Proposals. Prospective shareholders should recognize that the present U.S. federal income tax treatment of the Acquiring Fund and its shareholders may be modified by legislative, judicial or administrative actions at any time, which may be retroactive in effect. The rules dealing with U.S. federal income taxation are constantly under review by Congress, the IRS and the Treasury Department, and statutory changes as well as promulgation of new regulations, revisions to existing statutes, and revised interpretations of established concepts occur frequently. You should consult your tax advisers and financial planners concerning the status of legislative and administrative proposals that may pertain to holding Acquiring Fund shares.

Account Information

The following information provides additional details regarding the share classes offered and transaction-related policies followed by the Acquiring Funds.

SHARE CLASS ELIGIBILITY

Class A and Class C shares are generally available through an intermediary with a minimum initial purchase amount of $1,000. The minimum investment amount for additional purchases is $100. Certain types of accounts may be subject to lower investment minimums.

Class R4 shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans and non-qualified deferred compensation plans. Class R4 shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R4 shares generally are not available to retail accounts.

Class R6 shares are generally available for employer sponsored retirement and benefit plans and through intermediaries for the accounts of their customers to certain institutional and fee-based investors, and in each case, only if a dealer agreement is in place with Allspring Funds Distributor, LLC to offer Class R6 shares. The following investors may purchase Class R6 shares:

■	Employer sponsored retirement plans held in plan level or omnibus accounts, including but not limited to: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans and non-qualified deferred compensation plans;

■	Employee benefit plan programs;

■	Broker-dealer managed account or wrap programs that charge an asset-based fee where omnibus accounts are held on the books of the Fund;

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■	Registered investment adviser mutual fund wrap programs or other accounts that charge a fee for advisory, investment, consulting or similar services where omnibus accounts are held on the books of the Fund;

■	Private bank and trust company managed accounts or wrap programs that charge an asset-based fee;

■	Funds of funds, including those advised by Allspring Funds Management;

■	Institutional investors purchasing shares through an intermediary where omnibus accounts are held on the books of the Fund including trust departments, insurance companies, foundations, local, city, and state governmental institutions, private banks, endowments, non-profits, and charitable organizations;

■	Investors purchasing shares through an intermediary, acting solely as a broker on behalf of its customers, that holds such shares in an omnibus account and charges investors a transaction based commission outside of the Fund. In order to offer Fund shares, an intermediary must have an agreement with the Fund’s distributor authorizing the use of the share class within this type of platform.

Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks; trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Allspring Funds Management. The following investors may purchase Administrator Class shares and are not subject to a minimum initial investment amount except, as noted below:

■	Employee benefit plan programs;

■	Broker-dealer managed account or wrap programs that charge an asset-based fee;

■	Registered investment adviser mutual fund wrap programs or other accounts that charge a fee for advisory, investment, consulting or similar services;

■	Private bank and trust company managed accounts or wrap programs that charge an asset-based fee;

■	Internal Revenue Code Section 529 college savings plan accounts;

■	Funds of funds, including those advised by Allspring Funds Management;

■	Endowments, non-profits, and charitable organizations who invest a minimum initial investment amount of $500,000 in a Fund;

■	Any other institutions or customers of intermediaries who invest a minimum initial investment amount of $1 million in a Fund;

■	Individual investors who invest a minimum initial investment amount of $1 million directly in a Fund;

■	Certain investors and related accounts as detailed in the Statement of Additional Information; and

■	Individual investors who purchase through an intermediary-sponsored self-directed brokerage account program that may or may not charge transaction fees.

Eligibility requirements for Administrator Class shares may be modified or discontinued at any time.

Your Fund may offer other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each share class bears varying expenses and may differ in other features. Consult your financial professional for more information regarding a Fund’s available share classes.

The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

SHARE CLASS FEATURES

The following is a summary description of the share classes of the Acquiring Fund involved in the Merger.

	Class A	Class C	Class R4	Class R6	Administrator Class
Front-End Sales Charge	5.75%	None	None	None	None

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	Class A	Class C	Class R4	Class R6	Administrator Class
Contingent Deferred Sales Charge (CDSC)	None (except that if you redeem Class A shares purchased at or above the $1,000,000 breakpoint level within eighteen months from the date of purchase, you will pay a CDSC of 1.00%)	1% if shares are sold within one year after purchase	None	None	None
Ongoing Distribution (12b-1) Fees	None	0.75%	None	None	None
Shareholder Servicing Fee	0.25%	0.25%	0.10%	None	0.25%
Purchase Maximum	None	Not to equal or exceed $1,000,000	None	None	None
Annual Expenses	Lower ongoing expenses than Class C	Higher ongoing expenses than Class A because of 12b-1 fees	NA	N/A	NA
Conversion Feature	None	Yes. Converts to Class A shares after 8 years	None	None	None

CLASS A SHARES SALES CHARGES

If you choose to buy Class A shares, you will pay the public offering price which is the net asset value (NAV) plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint levels,” the public offering price is lower for these purchases. The dollar amount of the sales charge is the difference between the public offering price of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares. As described below, existing holdings may count towards meeting the breakpoint level applicable to an additional purchase. Because of rounding in the calculation of the public offering price, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.

Class A Sales Charge Schedule
Amount of Purchase	Front-end Sales Charge As % of Public Offering Price	Front-end Sales Charge As % of Net Amount Invested	Commission Paid to Intermediary As % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	2.75%	2.83%	2.25%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 and over	0.00%[1]	0.00%	1.00%[2]
1.	If you redeem Class A shares purchased at or above the $1,000,000 breakpoint level within eighteen months from the date of purchase, you will pay a CDSC of 1.00% of the NAV of the shares on the date of original purchase. Certain exceptions apply (see “CDSC Waivers”).

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2.	The commission paid to an Intermediary on purchases above the $1,000,000 breakpoint level is inclusive of the first year’s shareholder servicing fee.

CLASS C SHARES SALES CHARGES

If you choose Class C shares, you buy them at NAV and the Fund’s distributor pays sales commissions of up to 1.00% of the purchase price to the intermediary. These commissions include an advance of the first year’s distribution and shareholder servicing fee. If you redeem your shares within one year from the date of purchase, you will pay a CDSC of 1.00%. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). You will not be assessed a CDSC on Class C shares you redeem that were purchased with reinvested distributions. Class C share exchanges will not trigger a CDSC and the new shares received in the exchange will continue to age according to the original shares’ CDSC schedule and will be charged the CDSC applicable to the original shares upon redemption.

CLASS C SHARES CONVERSION FEATURE

Class C shares will convert automatically into Class A shares 8 years after the initial date of purchase or, if you acquired your Class C shares through an exchange or conversion from another share class, 8 years after the date you acquired your Class C shares. When Class C shares that you acquired through a purchase or exchange convert, any other Class C shares that you purchased with reinvested dividends and distributions also will convert into Class A shares on a pro rata basis. A shorter holding period may apply depending on your intermediary.

REDUCTIONS AND WAIVERS OF SALES CHARGES

Class A and Class C: Front-End Sales Charge Reductions

You may be eligible for a reduction in the front-end sales charge applicable to purchases of Class A shares under the following circumstances:

■	You pay a lower sales charge if you are investing an amount over a breakpoint level. See “Class A Shares Sales Charges” above.

■	By signing a Letter of Intent (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint level within the next 13 months in one or more Allspring Funds. Purchases made prior to signing the LOI as well as reinvested dividends and capital gains do not count as purchases made during this period. We will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales charge you paid and the sales charge you should have paid. Otherwise, we will release the escrowed shares to you when you have invested the agreed upon amount.

■	Rights of Accumulation (ROA) allow you to aggregate Class A, Class A2, and Class C shares of any Allspring Fund already owned (excluding Allspring money market fund shares, unless you notify us that you previously paid a sales charge on those assets) in order to reach breakpoint levels and to qualify for sales charge reductions on subsequent purchases of Class A shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class A2 and Class C shares of any Allspring Fund already owned and adding the dollar amount of your current purchase. The following table provides information about the types of accounts that can and cannot be aggregated to qualify for sales charge reductions:

Can this type of account be aggregated?	Yes	No
Individual accounts	✔
Joint accounts	✔
UGMA/UTMA accounts	✔
Trust accounts over which the shareholder has individual or shared authority	✔
Solely owned business accounts	✔
Traditional and Roth IRAs	✔
SEP IRAs	✔

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Can this type of account be aggregated?	Yes	No
SIMPLE IRAs[1]	✔
Group Retirement Plans		✔
1.	SIMPLE IRAs established using Allspring Funds plan agreements may aggregate at the plan level for purposes of establishing eligibility for sales charge reductions. When plan assets in a Fund’s Class A and Class C shares (excluding Allspring money market fund shares) reach a breakpoint level, all plan participants benefit from the reduced sales charge on subsequent purchases in the plan. However, participant accounts in these plans cannot be aggregated with personal accounts to further reduce sales charges. Other types of SIMPLE IRAs may not aggregate at the plan level for purposes of establishing eligibility for sales charge reductions on subsequent purchases in the plan but plan participants may aggregate their SIMPLE IRA accounts with other personal accounts in order to benefit from sales charge reductions.

Based on the above chart, if you believe that you own shares in one or more accounts that can be aggregated with your current purchase to reach a sales charge breakpoint level, you must, at the time of your purchase specifically identify those shares to your financial professional or the Fund’s transfer agent. Only balances currently held entirely either in accounts with the Funds or, if held in an account through an intermediary, at the same firm through which you are making your current purchase, will be eligible to be aggregated with your current purchase for determining your Class A sales charge. For an account to qualify for a sales charge reduction, it must be registered in the name of, or held for, the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21. Class A shares purchased at NAV will not be aggregated with other shares for purposes of receiving a sales charge reduction.

CLASS A AND CLASS C: FRONT-END SALES CHARGE WAIVERS

If you fall into any of the following categories, you can buy Class A shares without a front-end sales charge:

■	You pay no sales charges on Fund shares you buy with reinvested distributions.

■	You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of Class A shares of the same Fund within 90 days of the date of redemption. The purchase must be made back into the same account. Subject to the Fund’s policy regarding frequent purchases and redemptions of Fund shares, you may not be able to exercise this provision for the first 30 days after your redemption. Systematic transactions through the automatic investment plan, the automatic exchange plan and the systematic withdrawal plan are excluded from these provisions.

■	Current and retired employees, directors/trustees and officers of:

•	Allspring Funds (including any predecessor funds);

•	Allspring Global Investments Holdings, LLC and its affiliates; and

•	family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the foregoing.

■	Current employees of:

•	the Fund’s transfer agent;

•	broker-dealers who act as selling agents;

•	family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the foregoing; and

•	a Fund’s sub-adviser(s), but only for the Fund(s) for which such sub-adviser provides investment advisory services.

■	Qualified registered investment advisers who buy through an intermediary who has entered into an agreement with the Fund’s distributor that allows for load-waived Class A purchases.

■	Insurance company separate accounts.

■	Funds of Funds, subject to review and approval by Allspring Funds Management.

■	Group employer-sponsored retirement and deferred compensation plans and group employer-sponsored employee benefit plans (including health savings accounts) and trusts used to fund those plans. Traditional IRAs, Roth IRAs, SEPs, SARSEPs, SIMPLE IRAs, Keogh plans, individual 401(k) plans, individual 403(b) plans as well as shares held in commission-based broker-dealer accounts do not qualify under this waiver.

■	Investors who purchase shares that are to be included in certain “wrap accounts,” including such specified investors who trade through an omnibus account maintained with a Fund by an intermediary.

■	Investors who purchase shares through a self-directed brokerage account program offered by an intermediary that has entered into an agreement with the Fund’s distributor. Intermediaries offering such programs may or may not charge transaction fees.

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CLASS A AND CLASS C: CDSC WAIVERS

■	You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

■	We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or required minimum distributions (withdrawals generally made after age 70½ for shareholders that reached age 70½ on or before December 31, 2019 and withdrawals generally made after age 72 for shareholders that reach age 70½ after December 31, 2019 according to Internal Revenue Service (IRS) guidelines) from traditional IRAs and certain other retirement plans. (See your retirement plan information for details or contact your retirement plan administrator.)

■	We waive the CDSC for redemptions made in the event of the last surviving shareholder’s death or for a disability suffered after purchasing shares. (“Disabled” is defined in Internal Revenue Code Section 72(m)(7).)

■	We waive the CDSC for redemptions made at the direction of Allspring Funds Management in order to, for example, complete a merger or effect a Fund liquidation.

■	We waive the CDSC for Class C shares redeemed by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

COMPENSATION TO FINANCIAL PROFESSIONALS AND INTERMEDIARIES

DISTRIBUTION PLAN

Each Acquiring Fund has adopted a distribution plan (12b-1 Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), for the classes indicated below. The 12b-1 Plan authorizes the Acquiring Fund to make payments for services and activities that are primarily intended to result in the sale of Acquiring Fund shares and to reimburse expenses incurred in connection with such services and activities. The 12b-1 Plan provides that, to the extent any shareholder servicing payments are deemed to be payments for the financing of any activity primarily intended to result in the sale of Acquiring Fund shares, such payments are deemed to have been approved under the 12b-1 Plan. Under the 12b-1 Plan, fees are paid up to the following amounts:

Fund	Class C
Allspring Dynamic Target Today Fund	0.75%
Allspring Dynamic Target 2015 Fund	0.75%
Allspring Dynamic Target 2020 Fund	0.75%
Allspring Dynamic Target 2025 Fund	0.75%
Allspring Dynamic Target 2030 Fund	0.75%
Allspring Dynamic Target 2035 Fund	0.75%
Allspring Dynamic Target 2040 Fund	0.75%
Allspring Dynamic Target 2045 Fund	0.75%
Allspring Dynamic Target 2050 Fund	0.75%
Allspring Dynamic Target 2055 Fund	0.75%
Allspring Dynamic Target 2060 Fund	0.75%

These fees are paid out of the relevant Class’s assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges.

SHAREHOLDER SERVICING PLAN

Each Acquiring Fund has adopted a shareholder servicing plan (“Servicing Plan”). The Servicing Plan authorizes the Acquiring Fund to enter into agreements with the Acquiring Fund’s distributor, manager, or any of their affiliates to provide or engage other entities to provide certain shareholder services, including establishing and maintaining shareholder accounts, processing and verifying purchase, redemption and exchange transactions, and providing such other shareholder liaison or related services as may reasonably be requested. Under the Servicing Plan, fees are paid up to the following amounts:

Fund	Class A	Class C	Class R4	Class R6	Administrator Class
Allspring Dynamic Target Today Fund	0.25%	0.25%	0.10%	N/A	0.25%

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Fund	Class A	Class C	Class R4	Class R6	Administrator Class
Allspring Dynamic Target 2015 Fund	0.25%	0.25%	0.10%	N/A	0.25%
Allspring Dynamic Target 2020 Fund	0.25%	0.25%	0.10%	N/A	0.25%
Allspring Dynamic Target 2025 Fund	0.25%	0.25%	0.10%	N/A	0.25%
Allspring Dynamic Target 2030 Fund	0.25%	0.25%	0.10%	N/A	0.25%
Allspring Dynamic Target 2035 Fund	0.25%	0.25%	0.10%	N/A	0.25%
Allspring Dynamic Target 2040 Fund	0.25%	0.25%	0.10%	N/A	0.25%
Allspring Dynamic Target 2045 Fund	0.25%	0.25%	0.10%	N/A	0.25%
Allspring Dynamic Target 2050 Fund	0.25%	0.25%	0.10%	N/A	0.25%
Allspring Dynamic Target 2055 Fund	0.25%	0.25%	0.10%	N/A	0.25%
Allspring Dynamic Target 2060 Fund	0.25%	0.25%	0.10%	N/A	0.25%

ADDITIONAL PAYMENTS TO FINANCIAL PROFESSIONALS AND INTERMEDIARIES

In addition to dealer reallowances and payments made by certain classes of each Fund for distribution and shareholder servicing, the Fund’s manager, the distributor or their affiliates make additional payments (“Additional Payments”) to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and record keepers. These Additional Payments, which may be significant, are paid by the Fund’s manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.

In return for these Additional Payments, each Fund’s manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary’s clients (sometimes referred to as “Shelf Space”); access to the intermediary’s financial professionals; and/or the ability to assist in training and educating the intermediary’s financial professionals.

The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.

The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. In a given year, Additional Payments to an intermediary that is compensated based on its customers’ assets typically range between 0.02% and 0.25% of assets invested in a Fund by the intermediary’s customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.25% of the gross sales of a Fund attributable to the financial intermediary.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Allspring Funds website at allspringglobal.com.

BUYING AND SELLING FUND SHARES

For more information regarding buying and selling Fund shares, please visit allspringglobal.com. You may buy (purchase) and sell (redeem) Fund shares as follows:

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	Opening an Account	Adding to an Account or Selling Fund Shares
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.

Visit allspringglobal.com.

Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Allspring Fund account with your bank information on file.

Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

By Mail

Complete an account application and submit it according to the instructions on the application.

Account applications are available online at allspringglobal.com or by calling Investor Services at 1-800-222-8222.

Send the items required under “Requests in Good Order” below to:

Regular Mail
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Overnight Only
Allspring Funds
430 W 7th Street STE 219967
Kansas City, MO 64105-1407

Requests in “Good Order”. All purchase and redemption requests must be received in “good order.” This means that a request generally must include:

■	The Fund name(s), share class(es) and account number(s);

■	The amount (in dollars or shares) and type (purchase or redemption) of the request;

■	If by mail, the signature of each registered owner as it appears in the account application;

■	For purchase requests, payment of the full amount of the purchase request (see “Payment” below);

■	For redemption requests, a Medallion Guarantee if required (see “Medallion Guarantee” below); and

■	Any supporting legal documentation that may be required.

Purchase and redemption requests in good order will be processed at the next NAV calculated after the Fund’s transfer agent or an authorized intermediary1 receives your request. If your request is not received in good order, additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements.

1.	The Fund’s shares may be purchased through an intermediary that has entered into a dealer agreement with the Fund’s distributor.

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The Fund has approved the acceptance of a purchase or redemption request effective as of the time of its receipt by such an authorized intermediary or its designee, as long as the request is received by one of those entities prior to the Fund’s closing time. These intermediaries may charge transaction fees. We reserve the right to adjust the closing time in certain circumstances.

Medallion Guarantee. A Medallion Guarantee is only required for a mailed redemption request under the following circumstances: (1) if the address on your account was changed within the last 15 days; (2) if the amount of the redemption request exceeds $100,000 and is to be paid to a bank account that is not currently on file with Allspring Funds or if all of the owners of your Allspring Fund account are not included in the registration of the bank account provided; or (3) if the redemption request proceeds are to be paid to a third party. You can get a Medallion Guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

Payment. Payment for Fund shares may be made as follows:

By Wire

Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Allspring Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Allspring Funds.
By Exchange	Identify an identically registered Allspring Fund account from which you wish to exchange (see “Exchanging Fund Shares” below for restrictions on exchanges).
By Electronic Funds Transfer (“EFT”)	Additional purchases for existing accounts may be funded by EFT using your linked bank account.

All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid.

Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Under normal circumstances, we expect to meet redemption requests either by using uninvested cash or cash equivalents or by using the proceeds from the sale of portfolio securities, at the discretion of the portfolio manager(s). The Allspring Funds may also borrow through a bank line of credit for the purpose of meeting redemption requests, although we do not expect to draw funds from this source on a regular basis. In lieu of making cash payments, we reserve the right to determine in our sole discretion, including under stressed market conditions, whether to satisfy one or more redemption requests by making payments in securities. In such cases, we may meet all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.

Timing of Redemption Proceeds. We normally will send out redemption proceeds within one business day after we accept your request to redeem. We reserve the right to delay payment for up to seven days. If you wish to redeem shares purchased by check, by EFT or through the Automatic Investment Plan within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared. Payment of redemption proceeds may be delayed for longer than seven days under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for redeeming shares provided by the product or plan. There may be special requirements that supersede or are in addition to the requirements in this Prospectus.

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EXCHANGING FUND SHARES

Exchanges between two funds involve two transactions: (1) the redemption of shares of one fund; and (2) the purchase of shares of another. In general, the same rules and procedures described under “Buying and Selling Fund Shares” apply to exchanges. There are, however, additional policies and considerations you should keep in mind while making or considering an exchange:

■	In general, exchanges may be made between like share classes of any fund in the Allspring Funds complex offered to the general public for investment (i.e., a fund not closed to new accounts), with the following exceptions: (1) Class A shares of non-money market funds may also be exchanged for Service Class shares of any retail or government money market fund; (2) Service Class shares may be exchanged for Class A shares of any non-money market fund; and (3) no exchanges are allowed into institutional money market funds.

■	If you make an exchange between Class A shares of a money market fund or Class A2 or Class A shares of a non-money market fund, you will buy the shares at the public offering price of the new fund, unless you are otherwise eligible to buy shares at NAV.

■	Same-fund exchanges between share classes are permitted subject to the following conditions: (1) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange; (2) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; and (3) for non-money market funds, in order to exchange into Class A shares, the shareholder must be able to qualify to purchase Class A shares at NAV based on current Prospectus guidelines.

■	An exchange request will be processed on the same business day, provided that both funds are open at the time the request is received. If one or both funds are closed, the exchange will be processed on the following business day.

■	You should carefully read the Prospectus for the Fund into which you wish to exchange.

■	Every exchange involves redeeming fund shares, which may produce a capital gain or loss for tax purposes.

■	If you are making an initial investment into a fund through an exchange, you must exchange at least the minimum initial investment amount for the new fund, unless your balance has fallen below that amount due to investment performance.

■	If you are making an additional investment into a fund that you already own through an exchange, you must exchange at least the minimum subsequent investment amount for the fund you are exchanging into.

■	Class C share exchanges will not trigger a CDSC. The new shares received in the exchange will continue to age according to the original shares’ CDSC schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in the above exchange policies.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Allspring Funds reserves the right to reject any purchase or exchange order for any reason. If a shareholder redeems $20,000 or more (including redemptions that are part of an exchange transaction) from a Covered Fund, that shareholder is “blocked” from purchasing shares of that Covered Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund’s long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

Allspring Funds, other than the Adjustable Rate Government Fund, Conservative Income Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund (“Ultra-Short Funds”) and the money market funds, (the

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“Covered Funds”). The Covered Funds are not designed to serve as vehicles for frequent trading. The Covered Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Covered Fund shareholders. The Board has approved the Covered Funds’ policies and procedures, which provide, among other things, that Allspring Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Covered Fund by increasing expenses or lowering returns. In this regard, the Covered Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Covered Fund shareholders. Allspring Funds Management monitors available shareholder trading information across all Covered Funds on a daily basis. If a shareholder redeems $20,000 or more (including redemptions that are part of an exchange transaction) from a Covered Fund, that shareholder is “blocked” from purchasing shares of that Covered Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

■	Money market funds;

■	Ultra-Short Funds;

■	Dividend reinvestments;

■	Systematic investments or exchanges where the financial intermediary maintaining the shareholder account identifies the transaction as a systematic redemption or purchase at the time of the transaction;

■	Rebalancing transactions within certain asset allocation or “wrap” programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Allspring Funds Management;

■	Rebalancing transactions by an institutional client of Allspring Funds Management or its affiliate following a model portfolio offered by Allspring Funds Management or its affiliate;

■	Transactions initiated by a “fund of funds” or Section 529 Plan into an underlying fund investment;

■	Permitted exchanges between share classes of the same Fund;

■	Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares acquired or sold by a participant in connection with plan loans; and

■	Purchases below $20,000 (including purchases that are part of an exchange transaction).

The money market funds and the Ultra-Short Funds. Because the money market funds and Ultra-Short Funds are often used for short-term investments, they are designed to accommodate more frequent purchases and redemptions than the Covered Funds. As a result, the money market funds and Ultra-Short Funds do not anticipate that frequent purchases and redemptions, under normal circumstances, will have significant adverse consequences to the money market funds or Ultra-Short Funds or their shareholders. Although the money market funds and Ultra-Short Funds do not prohibit frequent trading, Allspring Funds Management will seek to prevent an investor from utilizing the money market funds and Ultra-Short Funds to facilitate frequent purchases and redemptions of shares in the Covered Funds in contravention of the policies and procedures adopted by the Covered Funds.

All Allspring Funds. In addition, Allspring Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Allspring Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

In the event that an asset allocation or “wrap” program is unable to implement the policy outlined above, Allspring Funds Management may grant a program-level exception to this policy. A financial intermediary relying on the exception is required to provide Allspring Funds Management with specific information regarding its program and ongoing information about its program upon request.

A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Allspring Funds Management and discussed in this Prospectus. Allspring Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading rather than the policies set forth above in instances where Allspring Funds Management reasonably believes that the intermediary’s policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial
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intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.

DISTRIBUTIONS

The Funds generally make distributions of any investment income, and any realized net capital gains at least annually. Please contact your institution for distribution options. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.

PRICING FUND SHARES

A Fund’s NAV is the value of a single share. The NAV is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day that the NYSE is open, although a Fund may deviate from this calculation time under unusual or unexpected circumstances. The NAV is calculated separately for each class of shares of a multiple-class Fund. The most recent NAV for each class of a Fund is available at allspringglobal.com. To calculate the NAV of a Fund’s shares, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption request is processed is based on the next NAV calculated after the request is received in good order. Generally, NAV is not calculated, and purchase and redemption requests are not processed, on days that the NYSE is closed for trading; however, under unusual or unexpected circumstances, a Fund may elect to remain open even on days that the NYSE is closed or closes early. To the extent that a Fund’s assets are traded in various markets on days when the Fund is closed, the value of the Fund’s assets may be affected on days when you are unable to buy or sell Fund shares. Conversely, trading in some of a Fund’s assets may not occur on days when the Fund is open.

With respect to any portion of a Fund’s assets that may be invested in other mutual funds, the value of the Fund’s shares is based on the NAV of the shares of the other mutual funds in which the Fund invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent a Fund invests a portion of its assets in non-registered investment vehicles, the Fund’s interests in the non-registered vehicles are fair valued at NAV.

With respect to a Fund’s assets invested directly in securities, the Fund’s investments are generally valued at current market prices. Equity securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the quoted bid price of a security, including a security that trades primarily on a foreign exchange, does not accurately reflect its current market value as of the time a Fund calculates its NAV. The closing price or the quoted bid price of a security may not reflect its current market value if, among other things, a significant event occurs after the closing price or quoted bid price are made available, but before the time as of which a Fund calculates its NAV, that materially affects the value of the security. We use various criteria, including a systemic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security’s market price is still reliable and, if not, what fair market value to assign to the security. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations or evaluated prices from a pricing service or broker-dealer are not readily available.

The fair value of a Fund’s securities and other assets is determined in good faith pursuant to policies and procedures adopted by the Fund’s Board of Trustees. In light of the judgment involved in making fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security at the time as of which fair value pricing is determined. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or quoted bid price. See the Statement of Additional Information for additional details regarding the determination of NAVs.

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INFORMATION ON SHAREHOLDERS’ RIGHTS

FORM OF ORGANIZATION

The Funds are series of the Trust. The Trust is an open-end management investment company registered with the SEC under the 1940 Act, which continuously offers shares to the public. The Trust is organized as a Delaware statutory trust and is governed by the Declaration of Trust and applicable state and federal law.

CAPITALIZATION

The beneficial interests in the Target Fund and the Acquiring Fund are represented by an unlimited number of transferable shares of beneficial interest. The Trust’s governing documents permit the Board to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Board, all without shareholder approval. Fractional shares may be issued by both the Target Fund and Acquiring Fund. The Target Fund’s and the Acquiring Fund’s shares represent equal proportionate interests in the assets belonging to the shares of the same class of that Fund. Except as otherwise required by the 1940 Act or other applicable law, shareholders of the Fund are entitled to receive dividends and other amounts as determined by the Board. Shareholders of the Target Fund and Acquiring Fund vote separately, by class, as to matters that affect only their particular class and, by Fund, as to matters, such as approval of or amendments to advisory or investment management agreements or mergers, that affect only their particular Fund.

SHAREHOLDER LIABILITY

Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of a Delaware corporation. Other than in a limited number of states, no such similar statutory or other authority limiting business trust shareholder liability exists. As a result, to the extent that the Trust or shareholders of the Trust are subject to the jurisdiction of a court that does not apply Delaware law, shareholders of the Trust may be subject to liability. To guard against this risk, the Declaration of Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of the Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of the Trust incurring financial loss beyond that shareholder’s investment because of shareholder liability should be limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself is unable to meet its obligations.

SHAREHOLDER MEETING AND VOTING RIGHTS

Since the Target Fund and Acquiring Fund are both series of the Trust, the rights of the shareholders of each such Fund are identical. For further information, please see the section entitled “Capital Stock” in the Acquiring Fund’s SAI.

LIQUIDATION

In the event of the liquidation of the Acquiring or Target Funds, the shareholders would be entitled to receive, when and as declared by the Board, the excess of the assets belonging to such Fund and attributable to the class over the liabilities belonging to the Fund and attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of the class of the Fund held by them and recorded on the books of the Fund.

LIABILITY AND INDEMNIFICATION OF TRUSTEES

Under the Declaration of Trust, all persons contracting with or having any claim against the Trust or a particular series shall look only to the assets of the Trust or such series, respectively, for payment under such contract or claim; and the Trustees shall not be personally liable therefor. No Trustee shall be liable to the Trust or to any shareholder for any loss, damage or claim incurred by reason of any act performed or omitted by such Trustee in good faith on behalf of the Trust, a series or a class, and in a manner reasonably believed to be within the scope of authority conferred on such Trustee by the Declaration of Trust, except that a Trustee shall be liable for any loss, damage or claim incurred by reason of such Trustee’s willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in

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the conduct of his or her office. Subject only to the express limitations in the 1940 Act, other applicable laws, and the Declaration of Trust, the Trust or the appropriate series shall indemnify each of its Trustees to the fullest extent permitted under the 1940 Act and other applicable laws. The Trust may also advance money for such litigation provided that the Trustee undertakes to repay the relevant Fund if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of the Trust Instrument and Delaware law directly for more complete information.

PRINCIPAL HOLDERS OF FUND SHARES

As of June 17, 2022, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of the Fund. Except as noted below in the table, to the Fund’s knowledge, no persons owned of record 5% or more of any class of shares of the Fund. No person is reflected on the books and records of the Funds as owning beneficially 5% or more of any shares of the Funds as of June 17, 2022. Any shareholder who holds beneficially 25% or more of the outstanding common shares of a Fund may be deemed to control the Fund until such time as it holds beneficially less than 25% of the outstanding common shares of the Fund. Any shareholder controlling a Fund may be able to determine the outcome of issues that are submitted to shareholders for vote and may be able to take action regarding the Fund without the consent or approval of the other shareholders.

Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger	Percentage of Shares of Class After Merger
Allspring Target Today Fund
Wells Fargo Clearing, LLC Special Custody Account For The Exclusive Benefit of Customer 2801 Market Street Saint Louis, MO 63103-2523	A	785,056.523	23.05%	11.53%
Attn: NPIO Trade Desk FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	Administrator	309,078.498	46.77%	25.45%
UMB Bank NA Cust For the Rollover IRA of Philip C Clark 4251 W Andesite Way Coeur D Alene, ID 83815-7933	Administrator	151,748.465	22.96%	12.50%
Charles Schwab & Co Inc Special Custody Account Exclusively FBO the Customers 211 Main Street San Francisco, CA 94105-1905	Administrator	143,140.217	21.66%	11.79%
Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis, MO 63103-2523	C	22,348.224	91.48%	51.51%
Mark Vallely Stephanie Vallely JTWROS 116 Shetland Pl Warners, NY 13164-3701	C	1,672.463	6.85%	3.85%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	R	2,742.972	100.00%	0.04%

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Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger	Percentage of Shares of Class After Merger
Attn: NPIO Trade Desk FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	R4	78,394.200	88.96%	40.07%
National Financial Services LLC for 499 Washington Blvd Jersey City, NJ 07310-1995	R4	9,732.239	11.04%	4.97%
ING National Trust 1 Orange Way #B3N Windsor, CT 06095-4773	R6	104,921.944	33.19%	6.93%
Attn: Mutual Fund Administrator C/O Principal Financial ID 636 SESI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	R6	67,496.461	21.35%	4.46%
Charles Schwab & Co Inc Special Custody Account Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	R6	56,629.558	17.91%	3.74%
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310-1995	R6	54,265.439	17.16%	3.59%
Attn: NPIO Trade Desk FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	R6	31,671.945	10.02%	2.09%
Allspring Target 2010 Fund
Wells Fargo Clearing Services LLC Special Custody Acct For The Exclusive Benefit of Customer 2801 Market Street Saint Louis, MO 63103-2523	A	703,415.545	24.77%	12.05%
Attn: Mutual Fund Administrator C/O Principal Financial ID 636 SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	A	144,115.507	5.07%	2.47%
Attn: NPIO Trade Desk FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	Administrator	229,335.940	47.58%	21.69%
Charles Schwab & Co Inc Special Custody Account Exclusively FBO the Customers 211 Main Street San Francisco, CA 94105-1905	Administrator	164,647.785	34.16%	15.57%
UMB Bank NA Cust For the Rollover IRA of Charles R Krueger 170905 Joes Rd Hatley, WI 54440-5118	Administrator	61,834.641	12.83%	5.85%
Wells Fargo Clearing Services, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	C	3,926.987	100.00%	10.37%

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Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger	Percentage of Shares of Class After Merger
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	R	2,365.508	100.00%	0.04%
Attn: NPIO Trade Desk FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	R4	52,185.569	63.78%	30.67%
Mid Atlantic Trust Company FBO Williams & Associates LLC 401(k) 1251 Waterfront Place, Suite 525 Pittsburgh, PA 15222-4228	R4	24,213.024	29.59%	14.23%
National Financial Services LLC For 499 Washington Blvd Jersey City, NJ 07310-1995	R4	5,422.122	6.63%	3.19%
Attn: NPIO Trade Desk FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	R6	289,801.751	68.92%	22.00%
National Financial Services LLC for Exclusive Benefit of our Customers Attn: Mutual Fund Dept 4th Fl 499 Washington Blvd Jersey City, NJ 07310-1995	R6	92,188.298	21.93%	7.00%
ING National Trust 1 Orange Way #B3N Windsor, CT 06095-4773	R6	38,456.033	9.15%	2.92%
Allspring Target 2015 Fund
National Financial Services LLC for Exclusive Benefit of our Customers Attn: Mutual Fund Dept 4th Fl 499 Washington Blvd Jersey City, NJ 07310-1995	Administrator	298,202.464	58.49%	58.49%
Attn: NPIO Trade Desk FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	Administrator	159,273.179	31.24%	31.24%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	R	2,988.983	100.00%	0.08%
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310-1995	R4	63,891.208	96.41%	75.67%
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310-1995	R6	166,958.779	44.25%	13.72%
ING National Trust 1 Orange Way #B3N Windsor, CT 06095-4773	R6	128,282.820	34.00%	10.54%
National Financial Services LLC For 499 Washington Blvd Jersey City, NJ 07310-1995	R6	50,741.262	13.45%	4.17%
Attn: NPIO Trade Desk FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	R6	30,253.677	8.02%	2.49%

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Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger	Percentage of Shares of Class After Merger
Allspring Target 2020 Fund
Wells Fargo Clearing Services LLC Special Custody Acct For The Exclusive Benefit of Customer 2801 Market Street Saint Louis, MO 63103-2523	A	2,129,757.652	22.05%	21.72%
Attn: NPIO Trade Desk FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	Administrator	1,177,761.408	50.16%	50.16%
Charles Schwab & Co Inc Special Custody Account Exclusively FBO the Customers 211 Main Street San Francisco, CA 94105-1905	Administrator	838,426.435	35.71%	35.71%
National Financial Services LLC For Exclusive Benefit of our Customers Attn: Mutual Fund Dept, 4th Floor 499 Washington Blvd Jersey City, NJ 07310-1995	Administrator	230,635.382	9.82%	9.82%
Wells Fargo Clearing Services, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	C	94,583.620	81.01%	74.11%
Raymond James Omnibus for Mutual Funds Attn: Courtney Waller 880 Carillon Pkwy St Petersburg, FL 33716-1100	C	9,055.108	7.76%	7.09%
National Financial Services LLC For Exclusive Benefit of our Customers Attn: Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City, NJ 07310-1995	C	7,793.108	6.67%	6.11%
Mid Atlantic Trust Company FBO Manatee Air Heating & Cooling 401k 1251 Waterfront Place, Suite 525 Pittsburgh, PA 15222-4228	R	6,372.160	74.63%	0.06%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	R	2,166.152	25.37%	0.02%
Attn: NPIO Trade Desk FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	R4	849,466.188	70.15%	69.55%
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310-1995	R4	361,415.566	29.85%	29.59%
Attn: NPIO Trade Desk FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	R6	546,983.265	53.82%	35.23%
ING National Trust 1 Orange Way #B3N Windsor, CT 06095-4773	R6	223,243.964	21.97%	14.38%

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Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger	Percentage of Shares of Class After Merger
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310-1995	R6	195,211.302	19.21%	12.57%
Allspring Target 2025 Fund
Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis, MO 63103-2523	A	723,328.308	5.22%	4.88%
Attn: NPIO Trade Desk FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	Administrator	871,409.841	66.31%	66.31%
National Financial Services LLC for Exclusive Benefit of our Customers Attn: Mutual Fund Dept 4th Fl 499 Washington Blvd Jersey City, NJ 07310-1995	Administrator	326,905.670	24.88%	24.88%
Charles Schwab & Co Inc 211 Main Street San Francisco, CA 94105-1905	Administrator	84,109.314	6.40%	6.40%
Mid Atlantic Trust Company FBO SD Medical Systems 401(k) Profit Sh 1251 Waterfront Place, Suite 525 Pittsburgh, PA 15222-4228	R	7,501.990	62.74%	0.05%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	R	3,231.062	27.02%	0.02%
Mid Atlantic Trust Company FBO Katopody LLC 401(k) Profit Sharing 1251 Waterfront Place, Suite 525 Pittsburgh, PA 15222-4228	R	1,223.923	10.24%	0.01%
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310-1995	R4	1,537,029.262	85.61%	84.43%
Attn: NPIO Trade Desk FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	R4	258,102.086	14.38%	14.18%
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310-1995	R6	1,423,787.932	34.05%	24.64%
ING National Trust 1 Orange Way #B3N Windsor, CT 06095-4773	R6	1,101,841.850	26.35%	19.07%
Attn: NPIO Trade Desk FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	R6	966,153.806	23.10%	16.72%
Charles Schwab & Co Inc Special Custody Account Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	R6	565,982.527	13.53%	9.80%
Allspring Target 2030 Fund

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Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger	Percentage of Shares of Class After Merger
Wells Fargo Clearing Services LLC Special Custody Acct For The Exclusive Benefit of Customer 2801 Market Street Saint Louis, MO 63103-2523	A	2,661,181.066	22.04%	21.39%
Attn: NPIO Trade Desk FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	Administrator	2,138,791.752	48.19%	48.19%
Charles Schwab & Co Inc Special Custody Account Exclusively FBO the Customers 211 Main Street San Francisco, CA 94105-1905	Administrator	1,850,964.099	41.71%	41.71%
National Financial Services LLC for Exclusive Benefit of our Customers Attn: Mutual Fund Dept 4th Fl 499 Washington Blvd Jersey City, NJ 07310-1995	Administrator	229,339.174	5.17%	5.17%
Wells Fargo Clearing Services, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	C	62,950.809	82.59%	70.94%
JP Morgan Securities LLC Omnibus Account for the Exclusive Benefit of Customers 4 Chase Metrotech Center 3rd FLoor Mutual Fund Department Brooklyn, NY 11245-0003	C	11,002.331	14.43%	12.40%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	R	2,134.000	60.12%	0.02%
Mid Atlantic Trust Company FBO Katopody LLC 401(K) Profit Sharing Plan & Trust 1251 Waterfront Place Suite 525 Pittsburgh, PA 15222-4228	R	804.536	22.67%	0.01%
Mid Atlantic Trust Company FBO Manatee Air Heating & Cooling 401(k) 1251 Waterfront Place, Suite 525 Pittsburgh, PA 15222-4228	R	610.973	17.21%	0.00%
Attn: NPIO Trade Desk FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	R4	1,687,029.907	75.86%	75.49%
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310-1995	R4	536,955.291	24.14%	24.03%
Attn: NPIO Trade Desk FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	R6	979,386.407	30.07%	24.60%
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310-1995	R6	882,260.511	27.09%	22.16%

 | 162

Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger	Percentage of Shares of Class After Merger
Charles Schwab & Co Inc Special Custody Account Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	R6	785,107.287	24.11%	19.72%
ING National Trust 1 Orange Way #B3N Windsor, CT 06095-4773	R6	493,348.489	15.15%	12.39%
Allspring Target 2035 Fund
National Financial Services LLC For Exclusive Benefit of our Customers Attn: Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City, NJ 07310-1995	Administrator	407,747.075	61.18%	61.18%
Attn: NPIO Trade Desk FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	Administrator	152,039.519	22.81%	22.81%
Ascensus Trust Company FBO Prime Machinery, Inc 401(k) Profit 683727 | PO BOx 10758 Fargo, ND 58106-0758	Administrator	41,164.823	6.18%	6.18%
Ascensus Trust Company FBO Elena Langdon MD PLLC Individual K PO Box 10758 Fargo, ND 58106-0758	R	72,179.721	94.93%	0.56%
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310-1995	R4	850,435.150	84.79%	83.28%
Attn: NPIO Trade Desk FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	R4	144,037.342	14.36%	14.11%
ING National Trust 1 Orange Way #B3N Windsor, CT 06095-4773	R6	1,270,617.090	42.88%	28.54%
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310-1995	R6	1,246,457.432	42.07%	28.00%
Attn: NPIO Trade Desk FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	R6	266,372.126	8.99%	5.98%
Allspring Target 2040 Fund
Wells Fargo Clearing Services LLC Special Custody Acct For The Exclusive Benefit of Customer 2801 Market Street Saint Louis, MO 63103-2523	A	4,496,794.869	38.13%	37.78%
Attn: NPIO Trade Desk FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	Administrator	1,306,221.441	47.00%	47.00%

163 |

Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger	Percentage of Shares of Class After Merger
Charles Schwab & Co Inc Special Custody Account Exclusively FBO the Customers 211 Main Street San Francisco, CA 94105-1905	Administrator	1,118,344.776	40.24%	40.24%
National Financial Services LLC for Exclusive Benefit of our Customers Attn: Mutual Fund Dept 4th Fl 499 Washington Blvd Jersey City, NJ 07310-1995	Administrator	170,642.518	6.14%	6.14%
Wells Fargo Clearing Services, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	C	47,332.748	66.41%	57.10%
Amin Milki Tod Bene on File Subject to Tod Rules 793 Florales Dr. Palo Alto, CA 94306-3143	C	6,746.497	9.47%	8.14%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	C	5,319.938	7.46%	6.42%
Mid Atlantic Trust Company FBO Katopody LLC 401(K) Profit Sharing Plan & Trust 1251 Waterfront Place Suite 525 Pittsburgh, PA 15222-4228	R	2,728.759	46.07%	0.02%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	R	1,988.992	33.58%	0.02%
Mid Atlantic Trust Company FBO Katopody LLC 401(K) Profit Sharing Plan & Trust 1251 Waterfront Place Suite 525 Pittsburgh, PA 15222-4228	R	1,205.661	20.35%	0.01%
Attn: NPIO Trade Desk FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	R4	1,593,659.215	80.91%	80.54%
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310-1995	R4	376,108.566	19.09%	19.01%
Charles Schwab & Co Inc Special Custody Account Exclusively FBO the Customers 211 Main Street San Francisco, CA 94105-1905	R6	792,812.983	33.85%	28.42%
ING National Trust 1 Orange Way Windsor, CT 06095-4773	R6	552,075.763	23.57%	19.79%
Attn: NPIO Trade Desk FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	R6	519,733.455	22.19%	18.63%
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310-1995	R6	413,328.087	17.65%	14.81%

 | 164

Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger	Percentage of Shares of Class After Merger
Allspring Target 2045 Fund
Wells Fargo Clearing Services LLC Special Custody Acct For The Exclusive Benefit of Customer 2801 Market Street Saint Louis, MO 63103-2523	A	317,869.194	6.87%	6.72%
National Financial Services LLC For Exclusive Benefit of our Customers Attn: Mutual Fund Dept 4th Fl 499 Washington Blvd Jersey City, NJ 07310-1995	A	267,064.174	5.78%	5.65%
National Financial Services LLC for Exclusive Benefit of our Customers Attn: Mutual Fund Dept 4th Fl 499 Washington Blvd Jersey City, NJ 07310-1995	Administrator	57,389.613	33.19%	33.19%
Ascensus Trust Company FBO Prime Machinery, Inc 401(k) Profit PO BOx 10758 Fargo, ND 58106-0758	Administrator	34,011.930	19.67%	19.67%
C/O Mutual Funds Matrix Trust Co As TTEE FBO Eplan Svcs Group Trust PO Box 52129 Phoenix, AZ 85072-2129	Administrator	25,415.546	14.70%	14.70%
Attn: NPIO Trade Desk FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	Administrator	23,705.273	13.71%	13.71%
Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis, MO 63103-2523	Administrator	15,985.744	9.24%	9.24%
Charles Schwab & Co Inc 211 Main Street San Francisco, CA 94105-1905	Administrator	15,861.544	9.17%	9.17%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	R	3,342.301	98.21%	0.07%
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310-1995	R4	332,205.329	69.89%	67.49%
Attn: NPIO Trade Desk FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	R4	143,120.551	30.11%	29.08%
ING National Trust 1 Orange Way #B3N Windsor, CT 06095-4773	R6	1,373,623.500	55.12%	39.97%
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310-1995	R6	802,202.769	32.19%	23.35%
Attn: NPIO Trade Desk FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	R6	226,345.157	9.08%	6.59%

165 |

Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger	Percentage of Shares of Class After Merger
Allspring Target 2050 Fund
Attn: NPIO Trade Desk FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	A	487,796.666	8.90%	8.78%
Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis, MO 63103-2523	A	297,701.347	5.43%	5.36%
Charles Schwab & Co Inc 211 Main Street San Francisco, CA 94105-1905	Administrator	1,735,654.751	56.09%	56.09%
Attn: NPIO Trade Desk FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	Administrator	1,194,678.714	38.61%	38.61%
Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis, MO 63103-2523	C	48,921.761	63.24%	49.87%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	C	16,505.242	21.34%	16.82%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	R	3,513.108	76.86%	0.06%
Mid Atlantic Trust Company FBO Katapody LLC 401(k) Profit Sharing 1251 Waterfront Place Suite 525 Pittsburgh, PA 15222-4228	R	1,057.859	23.14%	0.02%
Attn: NPIO Trade Desk FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	R4	1,707,740.519	86.06%	85.24%
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310-1995	R4	276,690.477	13.94%	13.81%
Attn: NPIO Trade Desk FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	R6	1,039,769.066	29.77%	23.20%
ING National Trust 1 Orange Way #B3N Windsor, CT 06095-4773	R6	959,813.903	27.48%	21.42%
Charles Schwab & Co Inc Special Custody Account Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	R6	846,885.036	24.25%	18.90%
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310-1995	R6	630,828.424	18.06%	14.08%
Allspring Target 2055 Fund

 | 166

Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger	Percentage of Shares of Class After Merger
Wells Fargo Clearing Services LLC Special Custody Acct For The Exclusive Benefit of Customer 2801 Market Street Saint Louis, MO 63103-2523	A	53,549.490	11.51%	10.47%
National Financial Services LLC for Exclusive Benefit of our Customers Attn: Mutual Fund Dept 4th Fl 499 Washington Blvd Jersey City, NJ 07310-1995	Administrator	53,596.032	64.19%	64.19%
Attn: NPIO Trade Desk FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	Administrator	22,057.576	26.42%	26.42%
Wells Fargo Clearing Services LLC Special Custody Acct For The Exclusive Benefit of Customer 2801 Market Street Saint Louis, MO 63103-2523	Administrator	5,960.940	7.14%	7.14%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	R	2,929.988	100.00%	0.56%
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310-1995	R4	120,927.365	66.66%	62.86%
Attn: NPIO Trade Desk FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	R4	60,447.440	33.32%	31.42%
Fleet National Bank ING/Fleet Non-Dis Dir TTEE Agrmt ING National Trust 403(B) Acct Central Val Unit C/O Gordon Elrod 1 Orange Way Windsor, CT 06095-4773	R6	319,633.671	46.15%	24.44%
Attn: NPIO Trade Desk FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	R6	197,267.760	28.48%	15.08%
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310-1995	R6	173,262.477	25.02%	13.25%
Allspring Target 2060 Fund
Morgan Stanley Smith Barney For the Exclusive Benefit of its Customers 1 New York Plz, Floor 12 New York, NY 10004-1932	A	14,664.906	19.33%	11.91%
National Financial Services LLC for Exclusive Benefit of our Customers Attn: Mutual Fund Dept 4th Fl 499 Washington Blvd Jersey City, NJ 07310-1995	A	11,441.141	15.08%	9.29%
TD Ameritrade Inc FBO Our Customers PO Box 2226 Omaha, NE 68103-2226	A	8,375.921	11.04%	6.80%

167 |

Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger	Percentage of Shares of Class After Merger
Wells Fargo Clearing Services, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	A	6,404.757	8.44%	5.20%
UMB Bank NA Cust for the SEP IRA of Matthew J McBride 195 Babbs Rd West Suffield, CT 06093-2235	A	5,828.587	7.68%	4.73%
Attn: NPIO Trade Desk FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	Administrator	168,205.885	83.47%	83.47%
Wells Fargo Clearing Services LLC Special Custody Acct For The Exclusive Benefit of Customer 2801 Market Street Saint Louis, MO 63103-2523	Administrator	16,240.417	8.06%	8.06%
Matrix Trust Company Trustee FBO Eplan Svcs Group Trust PO Box 52129 Phoenix, AZ 85072-2129	Administrator	11,179.165	5.55%	5.55%
Pershing LLC 1 Pershing Plz Jersey City, NJ 07399-0002	C	7,497.910	63.93%	34.10%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	C	2,328.277	19.85%	10.59%
UMB Bank NA Cust for the Simple IRA of Lauren Gray Smith Johnson 6714 Hicckory Trace Dr Charlotte, NC 28227-8023	C	859.627	7.33%	3.91%
UMB Bank NA Cust for the Simple IRA of Andrew B Garza 960 W Magic Rd Unit 58 Shoshone, ID 83352-5253	C	771.125	6.57%	3.51%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	R	2,385.776	100.00%	1.91%
Attn: NPIO Trade Desk FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	R4	217,483.703	99.58%	95.10%
Charles Schwab & Co Inc Special Custody Account FBO Customers 211 Main Street San Francisco, CA 94105-1905	R6	220,509.106	55.67%	24.72%
Attn: NPIO Trade Desk FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	R6	114,213.103	28.83%	12.80%
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310-1995	R6	60,446.239	15.26%	6.78%

 | 168

Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger	Percentage of Shares of Class After Merger
Allspring Dynamic Target Today Fund
TD Ameritrade Inc FBO Our Customers PO Box 2226 Omaha, NE 68103-2226	A	17,175.903	24.98%	0.31%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	A	11,122.297	16.18%	0.20%
WIM Elbracht & Bernardina P Elbracht 640 Craig Ave Campbell, CA 95008-4511	A	10,738.581	15.62%	0.19%
UMB Bank NA Cust 403(B) Plan of David C Fuhs 6 Allie Ct Chico, CA 95926-1444	A	4,803.560	6.99%	0.09%
UMB Bank NA Cust for the IRA of Marybeth Wisniewki-Geller 1434 Fairview Ave Havertown, PA 19083-4223	A	4,055.141	5.90%	0.07%
UMB Bank NA Cust for the Rollover IRA of Daniel J. Dibiasio 359 Gaskill St Woonsocket, RI 02895-1017	A	3,935.821	5.72%	0.07%
UMB Bank NA Cust Roth Contribution IRA Douglas J. Miller 245 Tower Rd Ketchikan, AK 99901-5352	A	3,485.950	5.07%	0.06%
UMB Bank NA Cust Roth Contribution IRA Elizabeth A. Miller 245 Tower Rd Ketchikan, AK 99901-5352	A	3,466.058	5.04%	0.06%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	C	11,043.054	91.21%	30.40%
UMB Bank NA Cust for the IRA of Amalia M Korosec 1108 Elton Dr Endicott, NY 14760-1407	C	864.040	7.14%	2.38%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	R4	11,218.984	100.00%	6.87%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	R6	517,619.745	87.10%	41.10%
National Financial Services LLC For 499 Washington Blvd Jersey City, NJ 07310-1995	R6	66,196.159	11.14%	5.26%
Allspring Dynamic Target 2015 Fund
UMB Bank NA Cust for the Rollover IRA of Talmage Dean Jr. 620 S 1st St Apt 312 Austin, TX 78704-1136	A	14,785.275	18.88%	0.58%

169 |

Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger	Percentage of Shares of Class After Merger
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	A	11,241.293	14.36%	0.44%
UMB Bank NA Cust for the Rollover IRA of Pamela Williams 3418 Helena Dr Missoula, MT 59803-2716	A	9,765.625	12.47%	0.39%
Edward G Langer TOD Bene on File Subject to BFDS TOD Rules W330N6271 Hasslinger Dr. Nashotah, WI 53058-9432	A	9,626.738	12.29%	0.38%
Pershing LLC 1 Pershing Plz Jersey City, NJ 07399-0002	A	9,392.963	12.00%	0.37%
UMB Bank NA Cust for the IRA of Judy A. Nelson Scott David Nelson POA 2063 N 119th St Milwaukee, WI 53226-2011	A	6,997.837	8.94%	0.28%
UMB Bank NA Cust for the IRA or Irene P. Diedrich N3180 State Road 76 Hortonville, WI 54944-9744	A	6,819.142	8.71%	0.27%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	C	11,149.293	100.00%	100.00%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	R4	11,327.923	100.00%	21.51%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	R6	522,639.888	100.00%	68.99%
Allspring Dynamic Target 2020 Fund
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	A	11,432.460	7.81%	0.11%
UMB Bank NA Cust Roth Contribution IRA Haiying Yu N34 W7412 Lincoln Blvd Cedarburg, WI 53012-2261	A	10,887.178	7.44%	0.10%
UMB Bank NA Cust for the Rollover IRA of Alan Freedman 1902 Meadowtree Ln Apt8 Kirkwood, MO 63122-2265	A	10,514.163	7.18%	0.10%
Brian K. Fink TOD Bene on File Subjet to TOD Rules 3321 W. Cold Springs Rd Greenfield, WI 53221-1864	A	10,483.200	7.16%	0.10%
UMB Bank NA Cust for the IRA of Tamara H. Robinette 2337 E 6150 S Ogden, UT 84403-5336	A	9,780.911	6.68%	0.09%

 | 170

Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger	Percentage of Shares of Class After Merger
Vanguard Brokerage Services PO Box 1170 Valley Forge, PA 19482-1170	A	7,564.743	5.17%	0.07%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	C	11,292.594	100.00%	8.52%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	R4	11,470.188	100.00%	0.85%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	R6	529,142.476	89.65%	30.96%
National Financial Services LLC For 499 Washington Blvd Jersey City, NJ 07310-1995	R6	52,087.670	8.82%	3.05%
Allspring Dynamic Target 2025 Fund
UMB Bank NA Cust for the IRA of Dolores A Bursten W7500 Sylvester Rd Holmen, WI 54636-9232	A	45,229.120	10.36%	0.66%
UMB Bank NA Cust for the Simple IRA of Leon L Miller 907 9th St Kalona, IA 52447-9333	A	30,023.621	6.88%	0.44%
UMB Bank NA Cust for the Simple IRA of Timothy P Armstrong 3941 Highview St Richland, WA99352-4583	A	24,414.985	5.59%	0.36%
UMB Bank NA Cust for the Rollover IRA of John M Nelson 9737 Tunpoint Dr WDM IA 50266-5063	A	23,720.191	5.43%	0.35%
Wells Fargo Bank NA Cust for the Rollover IRA of David McMillin 26333 Liberty Ln Washington, IL 61571-9692	A	22,208.052	5.09%	0.33%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	C	11,303.188	98.36%	98.36%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	R4	11,472.918	100.00%	1.37%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	R6	529,268.117	72.26%	19.96%
National Financial Services LLC For 499 Washington Blvd Jersey City, NJ 07310-1995	R6	109,269.071	14.92%	4.12%
Great-West Trust Company LLC TTEE F Employee Benefits Clients 401k 8515 E Orchard Rd 2T2 Greenwood Village, CO 80111-5002	R6	93,874.270	12.82%	3.54%

171 |

Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger	Percentage of Shares of Class After Merger
Allspring Dynamic Target 2030 Fund
TD Ameritrade Inc FBO Our Customers PO Box 2226 Omaha, NE 68103-2226	A	40,948.678	10.71%	0.31%
UMB Bank NA Cust for the Simple IRA of Maury Blaustein 115 Milburn LN Roslyn Hts, NY 11577-1513	A	32,166.049	8.41%	0.25%
UMB Bank NA Cust for the Rollover IRA of Albert Blankenship 34591 State Highway 17 Antonito, CO 81120-9538	A	19,716.921	5.16%	0.15%
Pershing LLC 1 Pershing Plz Jersey City, NJ 07399-0002	A	19,231.566	5.03%	0.15%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	C	11,387.103	91.99%	12.97%
UMB Bank NA Cust for the Simple IRA of Alice M Toennessen W351N5487 Lake Dr Oconomowoc, WI 53066-2577	C	944.508	7.63%	1.08%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	R4	11,552.378	100.00%	0.48%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	R6	532,875.823	68.90%	12.54%
Great-West Trust Company LLC TTEE F Employee Benefits Clients 401k 8515 E Orchard Rd 2T2 Greenwood Village, CO 80111-5002	R6	129,775.592	16.78%	3.05%
National Financial Services LLC For 499 Washington Blvd Jersey City, NJ 07310-1995	R6	109,386.579	14.14%	2.57%
Allspring Dynamic Target 2035 Fund
UMB Bank NA Cust for the Simple IRA of Corey Krantz 11281 Gull River Rd E Gull Lake, MN 56401-3181	A	23,379.330	13.47%	0.28%
UMB Bank NA Cust for the Rollover IRA of Haihong Yang 12800 Owlsley Way Herndon, VA 20171-4224	A	15,115.532	8.71%	0.18%
TD Ameritrade Inc FBO Our Customers PO Box 2226 Omaha, NE 68103-2226	A	12,303.719	7.09%	0.15%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	A	11,604.961	6.69%	0.14%

 | 172

Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger	Percentage of Shares of Class After Merger
UMB Bank NA Cust for the Rollover IRA of Erika Liu 2811 Arguello Dr Burlingame, CA 94010-5817	A	8,993.130	5.18%	0.11%
UMB Bank NA Cust for the Rollover IRA of Pamela J Ford 4695 Remington Trl Hubertus, WI 53033-9488	A	8,748.725	5.04%	0.11%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	C	11,461.895	79.09%	79.09%
Pershing LLC 1 Pershing Plz Jersey City, NJ 07399-0002	C	1,998.253	13.79%	13.79%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	R4	11,634.335	100.00%	1.79%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	R6	536,651.043	56.56%	18.91%
National Financial Services LLC For 499 Washington Blvd Jersey City, NJ 07310-1995	R6	411,334.965	411,334.965	14.50%
Allspring Dynamic Target 2040 Fund
David M Webster Tod Bene on File Subject to Tod Rules 8138 Black Oak Dr Lambertville, MI 48144-9324	A	20,584.874	15.57%	0.14%
TD Ameritrade Inc FBO Our Customers PO Box 2226 Omaha, NE 68103-2226	A	15,654.581	11.84%	0.10%
UMB Bank NA Cust for the Rollover IRA of Carol Mottershead 3326 Avenida Hacienda Escondido, CA 92029-7931	A	12,466.584	9.43%	0.08%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	A	11,668.969	8.83%	0.08%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	C	11,532.077	89.91%	12.60%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	R4	11,700.402	100.00%	0.45%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	R6	539,817.768	91.45%	14.69%
National Financial Services LLC For 499 Washington Blvd Jersey City, NJ 07310-1995	R6	50,372.650	8.53%	1.37%
Allspring Dynamic Target 2045 Fund

173 |

Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger	Percentage of Shares of Class After Merger
UMB Bank NA Cust for the Simple IRA of Corey Krantz 11281 Gull River Rd E Gull Lake, MN 56401-3181	A	18,688.953	25.94%	0.57%
TD Ameritrade Inc FBO Our Customers PO Box 2226 Omaha, NE 68103-2226	A	17,579.764	24.40%	0.53%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	A	11,737.629	16.29%	0.36%
UMB Bank NA cust for the Rollover IRA of Jeffrey Filipiak 24 Jamestown Dr Michigan City, IN 46360-1978	A	5,895.920	8.18%	0.18%
JP Morgan Securities LLC Omnibus Account for the Exclusive Benefit of Customers 4 Chase Metrotech Center 3rd FLoor Mutual Fund Department Brooklyn, NY 11245-0003	A	4,558.561	6.33%	0.14%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	C	11,603.066	82.05%	82.05%
UMB Bank NA Cust for the Simple IRA of Brent Robinette 113 5th St Farmington, MN 55024-1109	C	1,067.545	7.55%	7.55%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	R4	11,777.716	100.00%	3.43%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	R6	543,245.654	83.01%	22.81%
National Financial Services LLC For 499 Washington Blvd Jersey City, NJ 07310-1995	R6	105,751.911	16.16%	4.44%
Allspring Dynamic Target 2050 Fund
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	A	11,668.549	25.50%	0.34%
TD Ameritrade Inc FBO Our Customers PO Box 2226 Omaha, NE 68103-2226	A	6,313.736	13.80%	0.18%
UMB Bank NA Cust Roth Contribution IRA Felipe Lugo 4506 Old Oak Dr Little Rock, AR 72223-1947	A	4,617.861	10.09%	0.14%
David J Macco TTEE & Cynthia R Macco TTEE David J & Cynthia R Macco Revocable Trust of 2006 N7448 N Star RD Sheboygan, Wi 53083-5220	A	3,390.450	7.41%	0.10%

 | 174

Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger	Percentage of Shares of Class After Merger
Mid Atlantic Trust Company FBO Eprine Community Services 403(B) Pl 1251 Waterfront Place, Suite 525 Pittsburgh, PA 15222-4228	A	3,349.087	7.32%	0.10%
UMB Bank NA Cust for the Rollover IRA of Paul M Statz 2827 Charleston Ct Eau Claire, WI 54703-1302	A	3,051.740	6.67%	0.09%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	C	11,542.986	91.21%	19.28%
UMB Bank NA Cust for the Simple IRA of Andrew S Dieteman 340 E Maine St Amboy, MN 56010-3402	C	796.524	6.29%	1.33%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	R4	11,717.590	100.00%	0.95%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	R6	540,474.632	88.80%	19.59%
National Financial Services LLC For 499 Washington Blvd Jersey City, NJ 07310-1995	R6	64,474.133	10.59%	2.34%
Allspring Dynamic Target 2055 Fund
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	A	11,716.604	25.37%	2.14%
State Street Bank and Trust As Trustee and/or Custodian FBO ADP Access Product 1 Lincoln St Boston, MA 02111-2901	A	5,216.194	11.30%	0.95%
UMB Bank NA Cust for the Simple IRA of Spencer C Wall 256 Wright Ave Richland, WA 99352-3935	A	4,993.776	10.81%	0.91%
TD Ameritrade Inc FBO Our Customers PO Box 2226 Omaha, NE 68103-2226	A	3,735.013	8.09%	0.68%
UMB Bank NA Cust for the Rollover IRA of Nicole E Mittelstadt 9550 W Sahara Ave Apt 2089 Las Vegas, NV 89117-5388	A	3,385.440	7.33%	0.62%
Mid Atlantic Trust Company FBO Eprine Community Services 403(B) Pl 1251 Waterfront Place, Suite 525 Pittsburgh, PA 15222-4228	A	2,472.962	5.36%	0.45%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	C	11,597.416	79.84%	79.84%

175 |

Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger	Percentage of Shares of Class After Merger
UMB Bank NA Cust for the Simple IRA of Felipe Rodrigues Alves 875 Kristi Ln Los Alamos, NM 87544-2881	C	2,800.333	19.28%	19.28%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	R4	11,766.276	100.00%	5.70%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	R6	542,762.315	82.65%	38.88%
National Financial Services LLC For 499 Washington Blvd Jersey City, NJ 07310-1995	R6	100,392.903	15.29%	7.19%
Allspring Dynamic Target 2060 Fund
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	A	11,682.481	23.13%	8.44%
Jeffrey D Peelen 4683 W Alanna Ct Franklin, WI 53132-8698	A	7,231.231	14.32%	5.22%
TD Ameritrade Inc FBO Our Customers PO Box 2226 Omaha, NE 68103-2226	A	4,260.301	8.44%	3.08%
Mid Atlantic Trust Company Eprine Community Services 403(b) Pl 1251 Waterfront Place, Suite 525 Pittsburgh, PA 15222-4228	A	3,706.454	7.34%	2.68%
UMB Bank NA Cust for the Rollover IRA of Ja Kook Gu 920 Suncrest Pl Morgantown, WV 26505-3300	A	3,699.985	7.33%	2.67%
Charles Schwab & Co Inc Special Custody Account Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	A	3,517.328	6.97%	2.54%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	C	11,558.928	99.98%	46.65%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	R4	11,727.491	100.00%	4.49%
Allspring Group Holdings LLC 300 N LA Salle Dr, Ste 5600 Chicago, IL 60654-3448	R6	540,936.907	96.18%	53.47%

FINANCIAL STATEMENTS

The audited financial highlights of each Fund for the last five fiscal years are incorporated by reference from the applicable Fund’s prospectus.

The SAI incorporates by reference the following financial statements, including the financial highlights for the periods indicated therein and the reports thereon of KPMG LLP, independent registered public accounting firm to the Funds.

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Fund Name	Financial Statements as of	Audited or Unaudited

Allspring Target Today Fund
Allspring Target 2010 Fund
Allspring Target 2015 Fund
Allspring Target 2020 Fund
Allspring Target 2025 Fund
Allspring Target 2030 Fund
Allspring Target 2035 Fund
Allspring Target 2040 Fund
Allspring Target 2045 Fund
Allspring Target 2050 Fund
Allspring Target 2055 Fund
Allspring Target 2060 Fund

	February 28, 2022	Audited

Allspring Dynamic Target Today Fund
Allspring Dynamic Target 2015 Fund
Allspring Dynamic Target 2020 Fund
Allspring Dynamic Target 2025 Fund
Allspring Dynamic Target 2030 Fund
Allspring Dynamic Target 2035 Fund
Allspring Dynamic Target 2040 Fund
Allspring Dynamic Target 2045 Fund
Allspring Dynamic Target 2050 Fund
Allspring Dynamic Target 2055 Fund
Allspring Dynamic Target 2060 Fund

	February 28, 2022	Audited

PRO FORMA CAPITALIZATION

The following tables set forth the capitalizations of each Fund as of May 31, 2022 and the capitalization of the Acquiring Fund on a pro forma basis as of that date after giving effect to the acquisition of assets at net asset value. In addition, the tables reflect (1) the exchange of Class R shares of each Target Fund for Class A shares of each Acquiring Fund and (2) a net asset value for the Administrator Class shares of each Acquiring Fund that is based on the net asset value for the Class R4 shares of each Acquiring Fund. The pro forma data reflects an exchange ratio for each Class as listed in the table below. Funds Management expects to redeem all of the roughly $61 million of seed capital currently invest in the Acquiring Funds after the Mergers. Such redemptions represent a significant portion of each Acquiring Fund’s pre-merger assets. These planned redemptions are not reflected as adjustments in the tables below. As of record date, Funds Management had the following amount of seed capital investments in each Acquiring Fund:

Allspring Dynamic Target Today Fund	$5,250,513
Allspring Dynamic 2015 Fund	$5,290,293
Allspring Dynamic 2020 Fund	$5,417,714
Allspring Dynamic 2025 Fund	$5,683,869
Allspring Dynamic 2030 Fund	$5,733,082
Allspring Dynamic 2035 Fund	$5,734,296
Allspring Dynamic 2040 Fund	$5,664,290
Allspring Dynamic 2045 Fund	$5,705,998
Allspring Dynamic 2050 Fund	$5,717,190
Allspring Dynamic 2055 Fund	$5,735,878
Allspring Dynamic 2060 Fund	$5,750,738

Exchange Ratio
Allspring Target Today Fund
Class A	0.81
Class C	0.84
Class R	0.82
Class R4	0.83
Class R6	0.83

177 |

Exchange Ratio
Administrator Class	0.84
Allspring Target 2010 Fund
Class A	0.95
Class C	0.96
Class R	0.95
Class R4	0.96
Class R6	0.96
Administrator Class	0.96
Allspring Target 2015 Fund
Class A	0.62
Class R	0.64
Class R4	0.62
Class R6	0.62
Administrator Class	0.64
Allspring Target 2020 Fund
Class A	1.07
Class C	1.03
Class R	1.06
Class R4	1.10
Class R6	1.10
Administrator Class	1.09
Allspring Target 2025 Fund
Class A	0.46
Class R	0.45
Class R4	0.46
Class R6	0.46
Administrator Class	0.47
Allspring Target 2030 Fund
Class A	1.05
Class C	0.99
Class R	1.06
Class R4	1.07
Class R6	1.07
Administrator Class	1.07
Allspring Target 2035 Fund
Class A	0.64
Class R	0.65
Class R4	0.64
Class R6	0.64
Administrator Class	0.65
Allspring Target 2040 Fund
Class A	1.29
Class C	1.12
Class R	1.29
Class R4	1.34
Class R6	1.33
Class R4	1.33
Allspring Target 2045 Fund

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Exchange Ratio
Class A	0.71
Class R	0.73
Class R4	0.71
Class R6	0.70
Administrator Class	0.72
Allspring Target 2050 Fund
Class A	0.62
Class C	0.62
Class R	0.63
Class R4	0.63
Class R6	0.62
Administrator Class	0.62
Allspring Target 2055 Fund
Class A	1.09
Class R	1.07
Class R4	1.09
Class R6	1.08
Administrator Class	1.09
Allspring Target 2060 Fund
Class A	1.14
Class C	1.14
Class R	1.12
Class R4	1.16
Class R6	1.15
Administrator Class	1.13

ALLSPRING TARGET TODAY FUND AND ALLSPRING TARGET 2010 FUND INTO ALLSPRING DYNAMIC TARGET TODAY FUND

	Allspring Target Today Fund (Target Fund)	Allspring Target 2010 Fund (Target Fund)	Allspring Dynamic Target Today Fund (Acquiring Fund)	Adjustments	Combined Pro forma
Total Net Assets
Class A	$27,863,583	$27,339,482	$671,164	$44,909	$55,919,138
Class C	$ 205,694	$37,873	$121,464	$0	365,031
Class R	$22,403	$22,506	N/A	$(44,909)	$0
Class R4	$742,195	$781,696	$112,564	$0	$1,636,455
Class R6	$4,120,082	$6,952,646	$5,872,853	$0	$16,945,581
Administrator Class	$5,579,300	$4,748,776	N/A	$0	$10,328,076
Total	$38,533,257	$39,882,979	$6,778,045	$0	$85,194,281
Net Asset Value per Share
Class A	$8.12	$9.47	$10.01	$0	$10.01
Class C	$8.40	$9.63	$10.03	$0	$10.03
Class R	$8.17	$9.51	N/A	$0	N/A
Class R4	$8.37	$9.62	$10.03	$0	$10.03
Class R6	$8.36	$9.60	$10.04	$0	$10.04
Administrator Class	$8.39	$9.63	N/A	$0	$10.03
Total Shares Outstanding

179 |

	Allspring Target Today Fund (Target Fund)	Allspring Target 2010 Fund (Target Fund)	Allspring Dynamic Target Today Fund (Acquiring Fund)	Adjustments	Combined Pro forma
Class A	3,432,526	2,886,600	67,071	(798,082)	5,588,115
Class C	24,476	3,933	12,107	(4,131)	36,385
Class R	2,743	2,366	N/A	(5,109)	0
Class R4	88,662	81,219	11,219	(17,998)	163,102
Class R6	492,955	723,935	584,773	(114,357)	1,687,306
Administrator Class	665,301	493,062	N/A	(128,985)	1,029,378
Total	4,706,663	4,191,115	675,170	(1,068,662)	8,504,286

ALLSPRING TARGET 2015 FUND INTO ALLSPRING DYNAMIC TARGET 2015 FUND

	Allspring Target 2015 Fund (Target Fund)	Allspring Dynamic Target 2015 Fund (Acquiring Fund)	Adjustments	Combined Pro forma
Total Net Assets
Class A	$24,651,635	$793,726	$19,339	$25,464,700
Class C	N/A	$112,104	$0	$112,104
Class R	$19,339	N/A	$(19,339)	$0
Class R4	$413,513	$113,790	$0	$527,303
Class R6	$2,343,747	$5,255,611	$0	$7,599,358
Administrator Class	$3,239,774	N/A	$0	$3,239,774
Total	$30,668,008	$6,275,231	$0	$36,943,239
Net Asset Value per Share
Class A	$6.19	$10.04	$0	$10.04
Class C	N/A	$10.05	$0	$10.05
Class R	$6.47	N/A	$0	N/A
Class R4	$6.25	$10.05	$0	$10.05
Class R6	$6.26	$10.06	$0	$10.06
Administrator Class	$6.41	N/A	$0	$10.05
Total Shares Outstanding
Class A	3,981,278	79,094	(1,522,855)	2,537,517
Class C	N/A	11,149	0	11,149
Class R	2,989	N/A	(2,989)	0
Class R4	66,118	11,328	(24,953)	52,493
Class R6	374,548	522,640	(141,477)	755,711
Administrator Class	505,122	N/A	(182,598)	322,524
Total	4,930,055	624,211	(1,874,872)	3,679,394

ALLSPRING TARGET 2020 FUND INTO ALLSPRING DYNAMIC TARGET 2020 FUND

	Allspring Target 2020 Fund (Target Fund)	Allspring Dynamic Target 2020 Fund (Acquiring Fund)	Adjustments	Combined Pro forma
Total Net Assets
Class A	$106,084,556	$1,490,711	$90,795	$107,666,062
Class C	$1,237,861	$115,396	$0	$1,353,257
Class R	$90,795	N/A	$(90,795)	$0

 | 180

	Allspring Target 2020 Fund (Target Fund)	Allspring Dynamic Target 2020 Fund (Acquiring Fund)	Adjustments	Combined Pro forma
Class R4	$13,746,999	$117,484	$0	$13,864,483
Class R6	$41,409,658	$6,050,392	$0	$47,460,050
Administrator Class	$26,355,675	N/A	$0	$26,355,675
Total	$188,925,544	$7,773,983	$0	$196,699,527
Net Asset Value per Share
Class A	$10.83	$10.16	$0	$10.16
Class C	$10.57	$10.22	$0	$10.22
Class R	$10.73	N/A	$0	N/A
Class R4	$11.24	$10.24	$0	$10.24
Class R6	$11.25	$10.26	$0	$10.26
Administrator Class	$11.15	N/A	$0	$10.24
Total Shares Outstanding
Class A	9,795,593	146,738	655,742	10,598,073
Class C	117,093	11,293	4,044	132,430
Class R	8,459	N/A	(8,459)	0
Class R4	1,222,603	11,470	119,531	1,353,604
Class R6	3,682,459	589,984	355,457	4,627,900
Administrator Class	2,364,401	N/A	208,748	2,573,149
Total	17,190,608	759,485	1,335,063	19,285,156

ALLSPRING TARGET 2025 FUND INTO ALLSPRING DYNAMIC TARGET 2025 FUND

	Allspring Target 2025 Fund (Target Fund)	Allspring Dynamic Target 2025 Fund (Acquiring Fund)	Adjustments	Combined Pro forma
Total Net Assets
Class A	$68,313,139	$4,669,035	$57,507	$73,039,681
Class C	N/A	$123,586	$0	$123,586
Class R	$57,507	N/A	$(57,507)	$0
Class R4	$8,974,103	$123,706	$0	$9,097,809
Class R6	$20,793,961	$7,903,658	$0	$28,697,619
Administrator Class	$6,566,597	N/A	$0	$6,566,597
Total	$104,705,307	$12,819,985	$0	$117,525,292
Net Asset Value per Share
Class A	$4.91	$10.70	$0	$10.70
Class C	N/A	$10.78	$0	$10.78
Class R	$4.85	N/A	$0	N/A
Class R4	$4.97	$10.78	$0	$10.78
Class R6	$4.96	$10.80	$0	$10.80
Administrator Class	$5.02	N/A	$0	$10.78
Total Shares Outstanding
Class A	13,911,808	436,433	(7,521,010)	6,827,231
Class C	N/A	11,468	0	11,468
Class R	11,850	N/A	(11,850)	0
Class R4	1,806,339	11,473	(974,050)	843,762
Class R6	4,193,138	732,142	(2,266,932)	2,658,348
Administrator Class	1,309,081	N/A	(700,069)	609,012

181 |

	Allspring Target 2025 Fund (Target Fund)	Allspring Dynamic Target 2025 Fund (Acquiring Fund)	Adjustments	Combined Pro forma
Total	21,232,216	1,191,516	(11,473,911)	10,949,821

ALLSPRING TARGET 2030 FUND INTO ALLSPRING DYNAMIC TARGET 2030 FUND

	Allspring Target 2030 Fund (Target Fund)	Allspring Dynamic Target 2030 Fund (Acquiring Fund)	Adjustments	Combined Pro forma
Total Net Assets
Class A	$138,018,354	$4,114,377	$40,103	$142,172,834
Class C	$822,677	$133,917	$0	$956,594
Class R	$40,103	N/A	$(40,103)	$0
Class R4	$26,159,107	$125,754	$0	$26,284,861
Class R6	$114,703,071	$8,430,504	$0	$123,133,575
Administrator Class	$51,818,430	N/A	$0	$51,818,430
Total	$331,561,742	$12,804,552	$0	$344,366,294
Net Asset Value per Share
Class A	$11.30	$10.77	$0	$10.77
Class C	$10.71	$10.82	$0	$10.82
Class R	$11.41	N/A	$0	N/A
Class R4	$11.66	$10.89	$0	$10.89
Class R6	$11.64	$10.90	$0	$10.90
Administrator Class	$11.66	N/A	$0	$10.89
Total Shares Outstanding
Class A	12,212,148	382,126	610,073	13,204,347
Class C	76,825	12,379	(782)	88,422
Class R	3,515	N/A	(3,515)	0
Class R4	2,242,816	11,552	160,274	2,414,642
Class R6	9,850,561	773,326	671,099	11,294,986
Administrator Class	4,445,001	N/A	315,279	4,760,280
Total	28,830,866	1,179,383	1,752,428	31,762,677

ALLSPRING TARGET 2035 FUND INTO ALLSPRING DYNAMIC TARGET 2035 FUND

	Allspring Target 2035 Fund (Target Fund)	Allspring Dynamic Target 2035 Fund (Acquiring Fund)	Adjustments	Combined Pro forma
Total Net Assets
Class A	$87,594,761	$1,873,991	$525,958	$89,994,710
Class C	N/A	$156,848	$0	$156,848
Class R	$525,958	N/A	$(525,958)	$0
Class R4	$6,958,628	$126,403	$0	$7,085,031
Class R6	$20,504,576	$10,396,675	$0	$30,901,251
Administrator Class	$4,669,819	N/A	$0	$4,669,819
Total	$120,253,742	$12,553,917	$0	$132,807,659
Net Asset Value per Share
Class A	$6.93	$10.76	$0	$10.76

 | 182

	Allspring Target 2035 Fund (Target Fund)	Allspring Dynamic Target 2035 Fund (Acquiring Fund)	Adjustments	Combined Pro forma
Class C	N/A	$10.82	$0	$10.82
Class R	$6.99	N/A	$0	N/A
Class R4	$6.97	$10.86	$0	$10.86
Class R6	$6.97	$10.88	$0	$10.88
Administrator Class	$7.04	N/A	$0	$10.86
Total Shares Outstanding
Class A	12,637,200	174,202	(4,445,718)	8,365,684
Class C	N/A	14,491	0	14,491
Class R	75,223	N/A	(75,223)	0
Class R4	999,063	11,634	(358,573)	652,124
Class R6	2,943,480	955,483	(1,059,058)	2,839,905
Administrator Class	662,898	N/A	(233,075)	429,823
Total	17,317,864	1,155,810	(6,171,647)	12,302,027

ALLSPRING TARGET 2040 FUND INTO ALLSPRING DYNAMIC TARGET 2040 FUND

	Allspring Target 2040 Fund (Target Fund)	Allspring Dynamic Target 2040 Fund (Acquiring Fund)	Adjustments	Combined Pro forma
Total Net Assets
Class A	$162,332,945	$1,396,863	$80,673	$163,810,481
Class C	$857,977	$135,569	$0	$993,546
Class R	$80,673	N/A	$(80,673)	$0
Class R4	$28,281,855	$125,135	$0	$28,406,990
Class R6	$119,695,483	$6,315,096	$0	$126,010,579
Administrator Class	$39,518,744	N/A	$0	$39,518,744
Total	$350,767,677	$7,972,663	$0	$358,740,340
Net Asset Value per Share
Class A	$13.62	$10.56	$0	$10.56
Class C	$11.86	$10.64	$0	$10.64
Class R	$13.67	N/A	$0	N/A
Class R4	$14.28	$10.69	$0	$10.69
Class R6	$14.27	$10.71	$0	$10.71
Administrator Class	$14.22	N/A	$0	$10.69
Total Shares Outstanding
Class A	11,918,971	132,216	3,453,816	15,505,003
Class C	72,313	12,747	8,361	93,421
Class R	5,902	N/A	(5,902)	0
Class R4	1,980,747	11,700	663,657	2,656,104
Class R6	8,390,529	589,758	2,787,678	11,767,965
Administrator Class	2,778,345	N/A	916,712	3,695,057
Total	25,146,807	746,421	7,824,322	33,717,550

183 |

ALLSPRING TARGET 2045 FUND INTO ALLSPRING DYNAMIC TARGET 2045 FUND

	Allspring Target 2045 Fund (Target Fund)	Allspring Dynamic Target 2045 Fund (Acquiring Fund)	Adjustments	Combined Pro forma
Total Net Assets
Class A	$34,869,563	$765,432	$26,334	$35,661,329
Class C	N/A	$150,599	$0	$150,599
Class R	$26,334	N/A	$(26,334)	$0
Class R4	$3,603,330	$126,461	$0	$3,729,791
Class R6	$18,705,205	$7,048,539	$0	$25,753,744
Administrator Class	$1,310,622	N/A	$0	$1,310,622
Total	$58,515,054	$8,091,031	$0	$66,606,085
Net Asset Value per Share
Class A	$7.51	$10.63	$0	$10.63
Class C	N/A	$10.67	$0	$10.67
Class R	$7.74	N/A	$0	N/A
Class R4	$7.57	$10.74	$0	$10.74
Class R6	$7.54	$10.76	$0	$10.76
Administrator Class	$7.69	N/A	$0	$10.74
Total Shares Outstanding
Class A	4,642,305	71,984	(1,360,565)	3,353,724
Class C	N/A	14,113	0	14,113
Class R	3,403	N/A	(3,403)	0
Class R4	475,895	11,778	(140,305)	347,368
Class R6	2,480,517	655,263	(741,610)	2,394,170
Administrator Class	170,341	N/A	(48,278)	122,063
Total	7,772,461	753,138	(2,294,161)	6,231,438

ALLSPRING TARGET 2050 FUND INTO ALLSPRING DYNAMIC TARGET 2050 FUND

	Allspring Target 2050 Fund (Target Fund)	Allspring Dynamic Target 2050 Fund (Acquiring Fund)	Adjustments	Combined Pro forma
Total Net Assets
Class A	$38,597,925	$491,130	$30,885	$39,119,940
Class C	$513,691	$136,389	$0	$650,080
Class R	$30,885	N/A	$(30,885)	$0
Class R4	$13,296,118	$127,064	$0	$13,423,182
Class R6	$82,903,047	$6,603,305	$0	$89,506,352
Administrator Class	$20,878,414	N/A	$0	$20,878,414
Total	$156,220,080	$7,357,888	$0	$163,577,968
Net Asset Value per Share
Class A	$6.71	$10.77	$0	$10.77
Class C	$6.65	$10.78	$0	$10.78
Class R	$6.80	N/A	$0	N/A
Class R4	$6.78	$10.84	$0	$10.84
Class R6	$6.77	$10.86	$0	$10.86
Administrator Class	$6.74	N/A	$0	$10.84
Total Shares Outstanding
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	Allspring Target 2050 Fund (Target Fund)	Allspring Dynamic Target 2050 Fund (Acquiring Fund)	Adjustments	Combined Pro forma
Class A	5,755,908	45,612	(2,168,400)	3,633,120
Class C	77,259	12,655	(29,595)	60,319
Class R	4,545	N/A	(4,545)	0
Class R4	1,961,016	11,718	(734,881)	1,237,853
Class R6	12,243,893	607,993	(4,610,622)	8,241,264
Administrator Class	3,097,258	N/A	(1,171,906)	1,925,352
Total	23,139,879	677,978	(8,719,949)	15,097,908

ALLSPRING TARGET 2055 FUND INTO ALLSPRING DYNAMIC TARGET 2055 FUND

	Allspring Target 2055 Fund (Target Fund)	Allspring Dynamic Target 2055 Fund (Acquiring Fund)	Adjustments	Combined Pro forma
Total Net Assets
Class A	$5,472,329	$495,978	$33,666	$6,001,973
Class C	N/A	$155,617	$0	$155,617
Class R	$33,666	N/A	$(33,666)	$0
Class R4	$2,106,198	$127,773	$0	$2,233,971
Class R6	$8,118,876	$7,106,906	$0	$15,225,782
Administrator Class	$921,575	N/A	$0	$921,575
Total	$16,652,644	$7,886,274	$0	$24,538,918
Net Asset Value per Share
Class A	$11.71	$10.78	$0	$10.78
Class C	N/A	$10.78	$0	$10.78
Class R	$11.49	N/A	$0	N/A
Class R4	$11.79	$10.86	$0	$10.86
Class R6	$11.73	$10.87	$0	$10.87
Administrator Class	$11.81	N/A	$0	$10.86
Total Shares Outstanding
Class A	467,444	45,998	43,187	556,629
Class C	N/A	14,434	0	14,434
Class R	2,930	N/A	(2,930)	0
Class R4	178,681	11,766	15,273	205,720
Class R6	691,990	653,778	54,879	1,400,647
Administrator Class	78,059	N/A	6,806	84,865
Total	1,419,104	725,976	117,215	2,262,295

ALLSPRING TARGET 2060 FUND INTO ALLSPRING DYNAMIC TARGET 2060 FUND

	Allspring Target 2060 Fund (Target Fund)	Allspring Dynamic Target 2060 Fund (Acquiring Fund)	Adjustments	Combined Pro forma
Total Net Assets
Class A	$1,235,187	$539,412	$28,861	$1,803,460
Class C	$143,955	$125,257	$0	$269,212
Class R	$28,861	N/A	$(28,861)	$0

185 |

	Allspring Target 2060 Fund (Target Fund)	Allspring Dynamic Target 2060 Fund (Acquiring Fund)	Adjustments	Combined Pro forma
Class R4	$2,732,615	$127,871	$0	$2,860,486
Class R6	$22,863,353	$6,136,183	$0	$28,999,536
Administrator Class	$2,507,673	N/A	$0	$2,507,673
Total	$29,511,644	$6,928,723	$0	$36,440,367
Net Asset Value per Share
Class A	$12.28	$10.79	$0	$10.79
Class C	$12.37	$10.83	$0	$10.83
Class R	$12.10	N/A	$0	N/A
Class R4	$12.60	$10.90	$0	$10.90
Class R6	$12.54	$10.92	$0	$10.92
Administrator Class	$12.35	N/A	$0	$10.90
Total Shares Outstanding
Class A	100,560	49,995	16,598	167,153
Class C	11,642	11,561	1,645	24,848
Class R	2,386	N/A	(2,386)	0
Class R4	216,951	11,727	33,667	262,345
Class R6	1,822,973	561,922	270,741	2,655,636
Administrator Class	203,032	N/A	26,956	229,988
Total	2,357,544	635,205	347,221	3,339,970

ADDITIONAL INFORMATION

Each Target Fund and Acquiring Fund are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information with the SEC.

These items can be inspected and copies may be obtained at prescribed rates at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549. Copies of such filings may be available at the following Commission regional offices: 3 World Financial Center, Suite 400, New York, NY 10281-1022; 33 Arch Street, 23rd Floor, Boston, MA 02110-1424; 701 Market Street, Philadelphia, PA 19106-1532; 801 Brickell Ave., Suite 1800, Miami, FL 33131; 3475 Lenox Road, N.E., Suite 1000, Atlanta, GA 30326-1232; 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604; 1801 California Street, Suite 1500, Denver, CO 80202-2656; Burnett Plaza, Suite 1900, 801 Cherry Street, Unit 18, Fort Worth, TX 76102; 15 W. South Temple Street, Suite 1800, Salt Lake City, UT 84101; 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036-3648; and 44 Montgomery Street, Suite 2600, San Francisco, CA 94104.

Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Informational Services, SEC, Washington, D.C. 20549 at prescribed rates or by calling 1-202-551-8090.

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EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

ALLSPRING FUNDS TRUST
AGREEMENT AND PLAN OF REORGANIZATION
Dated as of July 6, 2022

This AGREEMENT AND PLAN OF REORGANIZATION (this “Plan”) is made as of July 6, 2022, by Allspring Funds Trust ( “Funds Trust”), a Delaware statutory trust, for itself and on behalf of its respective Acquiring Fund and its respective Target Fund, as indicated in the chart below; and as to Section 15 of this Plan only, Allspring Funds Management, LLC (“Allspring Funds Management”), the investment manager to each series of Funds Trust.

Target Fund	Acquiring Fund
Target Today Fund Class A Class C Class R Class R4 Class R6 Administrator Class	Dynamic Target Today Fund Class A Class C Class A Class R4 Class R6 Administrator Class
Target 2010 Fund Class A Class C Class R Class R4 Class R6 Administrator Class	Dynamic Target Today Fund Class A Class C Class A Class R4 Class R6 Administrator Class
Target 2015 Fund Class A Class R Class R4 Class R6 Administrator Class	Dynamic Target 2015 Fund Class A Class A Class R4 Class R6 Administrator Class
Target 2020 Fund Class A Class C Class R Class R4 Class R6 Administrator Class	Dynamic Target 2020 Fund Class A Class C Class A Class R4 Class R6 Administrator Class
Target 2025 Fund Class A Class R Class R4 Class R6 Administrator Class	Dynamic Target 2025 Fund Class A Class A Class R4 Class R6 Administrator Class
Target 2030 Fund Class A Class C Class R Class R4 Class R6 Administrator Class	Dynamic Target 2030 Fund Class A Class C Class A Class R4 Class R6 Administrator Class
Target 2035 Fund Class A Class R Class R4 Class R6 Administrator Class	Dynamic Target 2035 Fund Class A Class A Class R4 Class R6 Administrator Class

A-1 |

Target Fund	Acquiring Fund
Target 2040 Fund Class A Class C Class R Class R4 Class R6 Administrator Class	Dynamic Target 2040 Fund Class A Class C Class A Class R4 Class R6 Administrator Class
Target 2045 Fund Class A Class R Class R4 Class R6 Administrator Class	Dynamic Target 2045 Fund Class A Class A Class R4 Class R6 Administrator Class
Target 2050 Fund Class A Class C Class R Class R4 Class R6 Administrator Class	Dynamic Target 2050 Fund Class A Class C Class A Class R4 Class R6 Administrator Class
Target 2055 Fund Class A Class R Class R4 Class R6 Administrator Class	Dynamic Target 2055 Fund Class A Class A Class R4 Class R6 Administrator Class
Target 2060 Fund Class A Class C Class R Class R4 Class R6 Administrator Class	Dynamic Target 2060 Fund Class A Class C Class A Class R4 Class R6 Administrator Class

WHEREAS, Funds Trust is an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the parties desire that the Acquiring Fund acquire the assets and assume the liabilities of its corresponding Target Fund (“Corresponding Target Fund”), as set forth in the chart above opposite a corresponding Acquiring Fund (“Corresponding Acquiring Fund”), in exchange for shares of equal value of the Acquiring Fund and the distribution of the shares of the Acquiring Fund to the shareholders of the Target Fund in connection with the liquidation and termination of the Target Fund (the “Reorganization”); and

WHEREAS, the parties intend that the Reorganization qualify as a “reorganization,” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and that the Fund will be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization;

NOW, THEREFORE, in accordance with the mutual promises described herein, the parties agree as follows:

1. Definitions.

The following terms shall have the following meanings:

1933 Act: The Securities Act of 1933, as amended.

1934 Act: The Securities Exchange Act of 1934, as amended.

Acquiring Fund: Each Fund listed in the column entitled “Acquiring Fund,” as set forth above.

Acquiring Class: The class of the Acquiring Fund’s shares that Funds Trust will issue to the shareholders of the Target Fund Class, as set forth above.

 | A-2

Acquiring Fund Financial Statements: The audited financial statements of the Acquiring Fund for its most recently completed fiscal year and the unaudited financial statements of the Acquiring Fund for its most recently completed semi-annual period.

Assets: All property and assets of any kind and all interests, rights, privileges and powers of or attributable to a Fund, whether or not determinable at the appropriate Effective Time and wherever located. Assets include all cash, cash equivalents, securities, claims (whether absolute or contingent, Known or unknown, accrued or unaccrued or conditional or unmatured), contract rights and receivables (including dividend and interest receivables) owned by a Fund and any deferred or prepaid expense shown as an asset on such Fund’s books.

Assets List: A list of securities and other Assets and Known Liabilities of or attributable to the Target Fund as of the date provided.

Board: The Board of Trustees of Funds Trust.

Closing Date: August 26, 2022, or such other date as the parties may agree to in writing with respect to the Reorganization.

Corresponding Target Class: The Target share class set forth opposite an Acquiring Class in the chart on the first page of this Plan.

Effective Time: 9:00 a.m. Eastern Time on the first business day following the Closing Date of the Reorganization, or such other time and date as the parties may agree to in writing.

Fund: An Acquiring Fund or a Target Fund.

Know, Known or Knowledge: Known after reasonable inquiry.

Liabilities: All liabilities of, allocated or attributable to, a Fund, whether Known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured.

Registration Statement: The Trust’s registration statement on Form N-1A, as filed with the SEC and in effect from time to time.

Reorganization Documents: Such bills of sale, assignments, and other instruments of transfer as Funds Trust deems desirable for the Target Fund to transfer to the Acquiring Fund all rights and title to and interest in the Target Fund’s Assets and Liabilities and for the Acquiring Fund to assume the Target Fund’s Assets and Liabilities.

Target Class: The Target Fund share class set forth opposite an Acquiring Class.

Target Fund: Each Fund listed in the column entitled “Target Fund”.

Target Fund Financial Statements: The audited financial statements of the Target Fund for its most recently completed fiscal year and the unaudited financial statements of the Target Fund for its most recently completed semi-annual period.

Valuation Time: The time on the Reorganization’s Closing Date, the business day immediately preceding the Closing Date if the Closing Date is not a business day or such other time as the parties may agree to in writing, that Funds Trust determines the net asset value of the shares of the Acquiring Fund and determines the value of the Assets of or attributable to the Target Fund, net of known Liabilities. Unless otherwise agreed to in writing, the Valuation Time of a Reorganization shall be the time of day then set forth in the Acquiring Fund’s and Target Fund’s Registration Statement on Form N-1A as the time of day at which net asset value is calculated.

2. Regulatory Filings. Funds Trust shall prepare and file any required filings including, without limitation, filings with state or foreign securities regulatory authorities.

3. Transfer of Target Fund Assets. Funds Trust shall take the following steps with respect to the Reorganization:

(a) At the Effective Time, Funds Trust with respect to the series that is a Target Fund shall assign, transfer, deliver and convey all of the Target Fund’s Assets to its Corresponding Acquiring Fund on the bases described in Subsection 3(c) of this Plan. Funds Trust with respect to the series that is an Acquiring Fund shall then accept the Target Fund’s Assets and assume the Target Fund’s Liabilities such that at and after the Effective Time (i) all of the Target Fund’s Assets at or after the Effective Time shall become and be the Assets of its Corresponding Acquiring Fund and (ii) all of the Target

A-3 |

Fund’s Liabilities at the Effective Time shall attach to its Corresponding Acquiring Fund, and be enforceable against the Acquiring Fund to the same extent as if initially incurred by the Acquiring Fund.

(b) Within a reasonable time prior to the Closing Date, the Target Fund shall provide, if requested, its Assets List to its Corresponding Acquiring Fund. The Target Fund may sell any investment on the Assets List prior to the Target Fund’s Valuation Time. After the Target Fund provides the Assets List, the Target Fund will notify its Corresponding Acquiring Fund of its purchase or incurrence of additional investments or of any additional encumbrances, rights, restrictions or claims not reflected on the Assets List, within a reasonable time period after such purchase or incurrence. Within a reasonable time after receipt of the Assets List and prior to the Closing Date, the Acquiring Fund will advise its Corresponding Target Fund in writing of any investments shown on the Assets List that the Acquiring Fund has reasonably determined to be impermissible or inconsistent with the investment objective, policies and restrictions of the Acquiring Fund.

(c) Funds Trust shall assign, transfer, deliver and convey the Target Fund’s Assets to its Corresponding Acquiring Fund at the Reorganization’s Effective Time on the following bases:

1.	In exchange for the transfer of the Assets, Funds Trust shall simultaneously issue and deliver to the Target Fund full and fractional shares of beneficial interest of each Acquiring Class. Funds Trust shall determine the number of shares of each Acquiring Class to issue by dividing the value of the Assets net of Known Liabilities attributable to the Corresponding Target Class by the net asset value of one Acquiring Class share. Based on this calculation, Funds Trust shall issue shares of beneficial interest of each Acquiring Class with an aggregate net asset value equal to the value of the Assets net of Known Liabilities of the Corresponding Target Class.

2.	The parties shall determine the net asset value of the Acquiring Fund shares to be delivered, and the value of the Assets to be conveyed net of Known Liabilities, as of the Valuation Time substantially in accordance with Funds Trust’s current valuation procedures. The parties shall make all computations to the fourth decimal place or such other decimal place as the parties may agree to in writing.

3.	Funds Trust shall cause its custodian to transfer the Target Fund’s Assets with good and marketable title to the account of the Acquiring Fund. Funds Trust shall cause its custodian to transfer all cash in the form of immediately available funds. Funds Trust shall cause its custodian to transfer any Assets that were not transferred to the Acquiring Fund’s account at the Effective Time to the Acquiring Fund’s account at the earliest practicable date thereafter.

4. Liquidation and Termination of the Target Fund and Registration of Shares. Funds Trust also shall take the following steps for the Reorganization:

(a) At or as soon as reasonably practical after the Effective Time, Funds Trust shall dissolve and liquidate the Target Fund, and terminate the Target Fund as an authorized series of Funds Trust, in accordance with applicable law and its Amended and Restated Declaration of Trust (the “Declaration of Trust”) by transferring to shareholders of record of each Corresponding Target Class full and fractional shares of beneficial interest of the Acquiring Class equal in value to the shares of the Corresponding Target Class held by the shareholder. Each shareholder also shall have the right to receive any unpaid dividends or other distributions that Funds Trust declared with respect to the shareholder’s Corresponding Target Class shares before the Effective Time. Funds Trust shall record on its books the ownership by the shareholders of the Acquiring Fund shares; Funds Trust shall simultaneously redeem and cancel on its books all of the issued and outstanding shares of each Corresponding Target Class. Funds Trust does not issue certificates representing Fund shares and shall not be responsible for issuing certificates to shareholders of the Target Funds. Funds Trust shall wind up the affairs of the Target Fund.

(b) If a former Target Fund shareholder requests a change in the registration of the shareholder’s Acquiring Fund shares to a person other than the shareholder, Funds Trust shall require the shareholder to (i) furnish Funds Trust an instrument of transfer properly endorsed, accompanied by any required signature guarantees and otherwise in proper form for transfer; and (ii) pay to the Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of Funds Trust that such tax has been paid or does not apply.

5. Representations, Warranties and Agreements of Funds Trust. Funds Trust, on behalf of itself, and, as appropriate, the Target Fund and the Acquiring Fund, represents and warrants to, and agrees with, the Acquiring Fund and the Target Fund, respectively as follows:

(a) Funds Trust is a statutory trust duly created, validly existing and in good standing under the laws of the State of Delaware. The Board duly established and designated each Fund as a series of Funds Trust and each Acquiring Class as

 | A-4

a class of the Acquiring Fund. Funds Trust is an open-end management investment company registered with the SEC under the 1940 Act.

(b) Funds Trust has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as described in its Registration Statement on Form N-1A as filed with the SEC, to enter into this Plan and to consummate the transactions contemplated herein.

(c) The Board has duly authorized execution and delivery of the Plan and the transactions contemplated herein. Duly authorized officers of Funds Trust have executed and delivered the Plan. The Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors’ rights and to general equity principles. The execution and delivery of this Plan does not, and the consummation of the transactions contemplated by this Plan will not, violate the Declaration of Trust of Funds Trust. Funds Trust does not need to take any other action to authorize its officers to effectuate the Plan and the transactions contemplated herein.

(d) The Fund has qualified as a “regulated investment company” under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code in respect of each taxable year since the commencement of its operations and will continue to so qualify until the Effective Time and has computed its federal income tax liability, if any, under Sections 852 and 4982 of the Code.

(e) Funds Trust has duly authorized the Acquiring Fund shares to be issued and delivered to the Target Fund as of the Effective Time. When issued and delivered, the Acquiring Fund shares shall have been registered for sale under the 1933 Act and shall be duly and validly issued, fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any preemptive right of subscription or purchase in respect of them. There are no outstanding options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor are there any securities convertible into Acquiring Fund shares.

(f) The Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the 1940 Act, the 1933 Act, the 1934 Act and all applicable state securities laws. The Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the Form N-1A Registration Statement currently in effect. The value of the Assets net of Known Liabilities of the Acquiring Fund has been determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the policies of such Acquiring Fund.

(g) Funds Trust does not know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against Funds Trust or any Fund or its Assets or businesses. There are no facts that Funds Trust currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against Funds Trust or any Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts, provided all required performance disclosures have been made. Neither Funds Trust nor any Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or Assets or its ability to consummate the transactions contemplated by this Plan.

(h) Funds Trust is not a party to any contracts, agreements, franchises, licenses or permits relating to the Funds except those entered into or granted in the ordinary course of its business, in each case under which no material default exists. Funds Trust is not a party to or subject to any employee benefit plan, lease or franchise of any kind or nature whatsoever on behalf of any Fund.

(i) Funds Trust has timely filed all tax returns, for the Funds for all of their taxable years to and including their most recent taxable year required to be filed on or before the date of this Plan, and has paid all taxes payable pursuant to such returns. To the knowledge of Funds Trust, no such tax return has been or is currently under audit and no assessment has been asserted with respect to any return. Funds Trust will file all of the Fund’s tax returns for all of their taxable periods ending on or before the Closing Date not previously filed on or before their due dates (taking account of any valid extensions thereof).

(j) Since the date of the Target Fund Financial Statements and the Acquiring Fund Financial Statements, there has been no material adverse change in the financial condition, business, properties or Assets of the Target Fund or Acquiring Fund, respectively. For purposes of this provision, investment underperformance, negative investment performance or

A-5 |

net redemptions shall not be deemed to constitute such facts, provided all customary performance disclosures have been made.

(k) The Target Fund Financial Statements and the Acquiring Fund Financial Statements, fairly present the financial position of the Acquiring Fund as of the Fund’s most recent fiscal year-end and the results of the Fund’s operations and changes in the Fund’s net assets for the periods indicated. The Target Fund Financial Statements and the Acquiring Fund Financial Statements have been prepared in accordance with generally accepted accounting principles consistently applied.

(l) To the Knowledge of Funds Trust, neither the Target Fund nor the Acquiring Fund has any Liabilities, whether or not determined or determinable, other than Liabilities disclosed or provided for in the Target Fund Financial Statements and the Acquiring Fund Financial Statements, respectively, or Liabilities incurred in the ordinary course of business.

(m) Except as otherwise provided herein, Funds Trust shall operate the business of each Fund in the ordinary course between the date hereof and the Effective Time, it being agreed that such ordinary course of business will include the declaration and payment of dividends and distributions approved by the Board in anticipation of the Reorganization. Notwithstanding the foregoing, each Fund shall (i) complete all measures prior to the Effective Time to ensure that the Reorganization qualifies as a “reorganization” within the meaning of Section 368(a) of the Code; and (ii) take all other appropriate action necessary to ensure satisfaction of representations in certificates to be provided to Troutman Pepper Hamilton Sanders LLP in connection with its opinion described in Section 6(d), regardless of whether any measures or actions described in this sentence are in the ordinary course.

6. Conditions to Funds Trust’s Obligations. The obligations of Funds Trust with respect to the Reorganization shall be subject to the following conditions precedent:

(a) Funds Trust shall have duly executed and delivered the Target Fund Reorganization Documents.

(b) All representations and warranties of Funds Trust made in this Plan that apply to the Reorganization shall be true and correct in all material respects as if made at and as of the Valuation Time and the Effective Time.

(c) Funds Trust, on behalf of itself, and, as appropriate, the Target Fund and the Acquiring Fund, shall have delivered to Funds Trust a certificate dated as of the Closing Date and executed in its name by its Treasurer or Secretary stating that the representations and warranties of Funds Trust in this Plan that apply to the Reorganization are true and correct at and as of the Valuation Time.

(d) Funds Trust shall have received an opinion dated as of the Closing Date in a form reasonably satisfactory to it of Troutman Pepper Hamilton Sanders LLP, upon which each Fund and its shareholders may rely, based upon representations reasonably acceptable to Troutman Pepper Hamilton Sanders LLP made in certificates provided by Funds Trust, on behalf of itself and the Fund, the Funds’ affiliates and/or principal shareholders, substantially to the effect that the Reorganization will qualify as a “reorganization” within the meaning of Section 368(a) of the Code, and the Fund will be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(e) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with the Reorganization.

(f) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act.

(g) Funds Trust shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization’s Valuation Time and Effective Time.

(h) Except to the extent prohibited by Rule 19b-1 under the 1940 Act, and unless, in the opinion of Troutman Pepper Hamilton Sanders LLP, a Target Fund’s Reorganization constitutes a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code, prior to the Valuation Time, the Target Fund shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Valuation Time, which, together with all previous dividends, shall have the effect of distributing to the Target Fund shareholders all of its previously undistributed (i) “investment company taxable income” within the meaning of Section 852(b) of the Code (determined without regard to Section 852(b)(2)(D) of the Code, (ii) amounts equal to the excess of (A) the amount specified in Section 852(a)(1)(B)(i) of the Code over (B)

 | A-6

the amount specified in Section 852(a)(1)(B)(ii) of the Code, and (iii) net capital gain (within the meaning of Section 1222(11) of the Code), if any, realized in taxable periods or years ending on or before the Effective Time.

(i) The Board of Funds Trust shall not have terminated this Plan with respect to the Reorganization pursuant to Section 9 of this Plan.

(j) The shareholders of the Target Fund whose shareholders are being asked to approve the Reorganization shall have approved the Reorganization if and to the extent, and in the manner, required by Funds Trust’s Declaration of Trust and applicable law.

7. Tax Matters. Except where otherwise required by law, Funds Trust shall not take a position on any tax returns inconsistent with the treatment of each Reorganization for tax purposes as a “reorganization”, within the meaning of Section 368(a) of the Code and each Acquiring Fund and the Corresponding Target Fund will comply with the record keeping and information filing requirements of Section 1.368-3 of the Treasury Regulation in accordance therewith.

8. Survival of Representations and Warranties. The representations and warranties of Funds Trust shall survive the completion of the transactions contemplated herein.

9. Termination of Plan. This Plan may be terminated at any time prior to the Closing Date with respect to a Reorganization by approval of the Board.

10. Governing Law. This Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Delaware, except to the extent preempted by federal law, without regard to conflicts of law principles.

11. Amendments. The Reorganization of certain Target Funds will be presented to shareholders for approval. Funds Trust may, by agreement in writing authorized by the Board, amend this Plan with respect to the Reorganization at any time, including, with respect to any Target Fund whose shareholders are being asked to approve the Reorganization, before or after such Target Fund’s shareholders approve of the Reorganization. After a Target Fund’s shareholders, who are being asked to approve the Reorganization, approve a Reorganization, however, Funds Trust may not amend this Plan in a manner that materially adversely affects the interests of such Target Fund’s shareholders with respect to that Reorganization. This Section shall not preclude Funds Trust from changing the Closing Date or the Effective Time of a Reorganization.

12. Waivers. At any time prior to the Closing Date, Funds Trust may by written instrument signed by it (i) waive the effect of any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the agreements, covenants or conditions made for its benefit contained herein. Funds Trust agrees that any waiver shall apply only to the particular inaccuracy or requirement for compliance waived, and not any other or future inaccuracy or lack of compliance.

13. Limitation on Liabilities. The obligations of Funds Trust and each Fund shall not bind any of the Trustees, shareholders, nominees, officers, agents, or employees of Funds Trust personally, but shall bind only the Assets and property of the particular Fund. The execution and delivery of this Plan by the officers of Funds Trust shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally but shall bind only the Assets and the property of the Acquiring Fund or the Target Fund, as appropriate.

14. General. This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the agreement between the parties and may not be changed or terminated orally. The headings contained in this Plan are for reference only and shall not affect in any way the meaning or interpretation of this Plan. Nothing in this Plan, expressed or implied, confers upon any other person any rights or remedies under or by reason of this Plan. Neither party may assign or transfer any right or obligation under this Plan without the written consent of the other party.

15. Expenses. Allspring Funds Management hereby agrees to bear all expenses incurred by any party hereto that are not otherwise borne by an affiliated person of Allspring Funds Management (which affiliated persons do not include any series of Funds Trust) in connection with the Reorganization and with this Plan (other than any brokerage or other transaction costs associated with the sale or purchase of portfolio securities in connection with the Reorganization), whether or not the Reorganization is consummated. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

A-7 |

IN WITNESS WHEREOF, the parties hereto have caused their duly authorized officers designated below to execute this Plan as of the date first written above.

ALLSPRING FUNDS TRUST
for itself and on behalf of its Target Fund
and on behalf of its Acquiring Fund

ATTEST:

/s/ Johanne Castro

Name: Johanne Castro
Title: Assistant Secretary

BY

/s/ Matthew Prasse

Name: Matthew Prasse
Title: Secretary

ALLSPRING FUNDS MANAGEMENT, LLC
(a party to this Plan as to Section 15 only)

ATTEST:

/s/ Johanne Castro

Name: Johanne Castro
Title: Assistant Vice President

BY:

/s/ Paul Haast

Name: Paul Haast
Title: Senior Vice President

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EXHIBIT B

ADDITIONAL ACQUIRING FUND INFORMATION WITH RESPECT TO ADMINISTRATOR CLASS SHARES OF THE ALLSPRING DYNAMIC TARGET DATE FUNDS

BUYING AND SELLING FUND SHARES

For more information regarding buying and selling Fund shares, please visit allspringglobal.com. You may buy (purchase) and sell (redeem) Fund shares as follows:

	Opening an Account	Adding to an Account or Selling Fund Shares
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.

Visit allspringglobal.com.

Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Allspring Fund account with your bank information on file.

Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

By Mail

Complete an account application and submit it according to the instructions on the application.

Account applications are available online at allspringglobal.com or by calling Investor Services at 1-800-222-8222.

Send the items required under “Requests in Good Order” below to:

Regular Mail
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Overnight Only
Allspring Funds
430 W 7th Street STE 219967
Kansas City, MO 64105-1407

Requests in “Good Order”. All purchase and redemption requests must be received in “good order.” This means that a request generally must include:

■	The Fund name(s), share class(es) and account number(s);

■	The amount (in dollars or shares) and type (purchase or redemption) of the request;

■	If by mail, the signature of each registered owner as it appears in the account application;

■	For purchase requests, payment of the full amount of the purchase request (see “Payment” below); and

■	Any supporting legal documentation that may be required.

Purchase and redemption requests in good order will be processed at the next NAV calculated after the Fund’s transfer agent or an authorized intermediary1 receives your request. If your request is not received in good order, additional

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documentation may be required to process your transaction. We reserve the right to waive any of the above requirements.

1.	The Fund’s shares may be purchased through an intermediary that has entered into a dealer agreement with the Fund’s distributor. The Fund has approved the acceptance of a purchase or redemption request effective as of the time of its receipt by such an authorized intermediary or its designee, as long as the request is received by one of those entities prior to the Fund’s closing time. These intermediaries may charge transaction fees. We reserve the right to adjust the closing time in certain circumstances.

Payment. Payment for Fund shares may be made as follows:

By Wire

Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Allspring Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Allspring Funds.
By Exchange	Identify an identically registered Allspring Fund account from which you wish to exchange (see “Exchanging Fund Shares” below for restrictions on exchanges).
By Electronic Funds Transfer (“EFT”)	Additional purchases for existing accounts may be funded by EFT using your linked bank account.

All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid.

Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Under normal circumstances, we expect to meet redemption requests either by using uninvested cash or cash equivalents or by using the proceeds from the sale of portfolio securities, at the discretion of the portfolio manager(s). The Allspring Funds may also borrow through a bank line of credit for the purpose of meeting redemption requests, although we do not expect to draw funds from this source on a regular basis. In lieu of making cash payments, we reserve the right to determine in our sole discretion, including under stressed market conditions, whether to satisfy one or more redemption requests by making payments in securities. In such cases, we may meet all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.

Timing of Redemption Proceeds. We normally will send out redemption proceeds within one business day after we accept your request to redeem. We reserve the right to delay payment for up to seven days. If you wish to redeem shares purchased by check, by EFT or through the Automatic Investment Plan within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared. Payment of redemption proceeds may be delayed for longer than seven days under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for redeeming shares provided by the product or plan. There may be special requirements that supersede or are in addition to the requirements in this Prospectus.

EXCHANGING FUND SHARES

Exchanges between two funds involve two transactions: (1) the redemption of shares of one fund; and (2) the purchase of shares of another. In general, the same rules and procedures described under “Buying and Selling Fund Shares” apply to exchanges. There are, however, additional policies and considerations you should keep in mind while making or considering an exchange:

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■	In general, exchanges may be made between like share classes of any fund in the Allspring Funds complex offered to the general public for investment (i.e., a fund not closed to new accounts), with the following exceptions: (1) Class A shares of non-money market funds may also be exchanged for Service Class shares of any retail or government money market fund; (2) Service Class shares may be exchanged for Class A shares of any non-money market fund; and (3) no exchanges are allowed into institutional money market funds.

■	If you make an exchange between Class A shares of a money market fund or Class A2 or Class A shares of a non-money market fund, you will buy the shares at the public offering price of the new fund, unless you are otherwise eligible to buy shares at NAV.

■	Same-fund exchanges between share classes are permitted subject to the following conditions: (1) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange; (2) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; and (3) for non-money market funds, in order to exchange into Class A shares, the shareholder must be able to qualify to purchase Class A shares at NAV based on current Prospectus guidelines.

■	An exchange request will be processed on the same business day, provided that both funds are open at the time the request is received. If one or both funds are closed, the exchange will be processed on the following business day.

■	You should carefully read the Prospectus for the Fund into which you wish to exchange.

■	Every exchange involves redeeming fund shares, which may produce a capital gain or loss for tax purposes.

■	If you are making an initial investment into a fund through an exchange, you must exchange at least the minimum initial investment amount for the new fund, unless your balance has fallen below that amount due to investment performance.

■	If you are making an additional investment into a fund that you already own through an exchange, you must exchange at least the minimum subsequent investment amount for the fund you are exchanging into.

■	Class C share exchanges will not trigger a CDSC. The new shares received in the exchange will continue to age according to the original shares’ CDSC schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in the above exchange policies.

ACCOUNT POLICIES

Advance Notice of Large Transactions. We strongly urge you to make all purchases and redemptions of Fund shares as early in the day as possible and to notify us or your intermediary at least one day in advance of transactions in Fund shares in excess of $1 million. This will help us to manage the Funds most effectively. When you give this advance notice, please provide your name and account number.

Householding. To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your financial professional.

Retirement Accounts. We offer a variety of retirement account types for individuals and small businesses. There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information about the retirement accounts listed below, including any distribution requirements, call Investor Services at 1-800-222-8222. For retirement accounts held directly with a Fund, certain fees may apply including an annual account maintenance fee.

The retirement accounts available for individuals and small businesses are:

■	Individual Retirement Accounts, including Traditional IRAs and Roth IRAs.

■	Small business retirement accounts, including Simple IRAs and SEP IRAs.

Small Account Redemptions. We reserve the right to redeem accounts that have values that fall below a Fund’s minimum initial investment amount due to shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account value above the Fund’s minimum initial investment amount. Please call Investor Services at 1-800-222-8222 or contact your financial professional for further details.

Transaction Authorizations. We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity.

B-3 |

Neither we nor Allspring Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.

Identity Verification. We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund’s shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment. We reserve the right, to the extent permitted by law and/or regulations, to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase or exchange request and to terminate a shareholder’s investment, including closing the shareholder’s account.

 | B-4

Exhibit C

COMPARISON OF THE FUNDS’ FUNDAMENTAL INVESTMENT POLICIES

Borrowing
Target Fund	Acquiring Fund
Allspring Target Funds	Allspring Dynamic Target Funds
The Funds may not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder.	The Funds may not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder

Commodities
Target Fund	Acquiring Fund
Allspring Target Funds	Allspring Dynamic Target Funds

The Funds may not purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

The Funds may not purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, or other financial instruments subject to the Commodity Exchange Act of 1936, as amended (“CEA”) and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

Concentration
Target Fund	Acquiring Fund
Allspring Target Funds	Allspring Dynamic Target Funds

The Funds may not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund’s investments in that industry would equal or exceed 25% of the current value of the Fund’s total assets, provided that this restriction does not limit a Fund’s investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, or (iii) repurchase agreements.

The Funds may not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund’s investments in that industry would equal or exceed 25% of the current value of the Fund’s total assets, provided that this restriction does not limit a Fund’s investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, (iii) municipal securities, and (iv) repurchase agreements.

Diversification
Target Fund	Acquiring Fund
Allspring Target Funds	Allspring Dynamic Target Funds

The Funds may not purchase securities of any issuer if, as a result, with respect to 75% of a Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund’s investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies.

The Funds may not purchase securities of any issuer if, as a result, with respect to 75% of a Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund’s investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies.

Issuing Senior Securities
Target Fund	Acquiring Fund
Allspring Target Funds	Allspring Dynamic Target Funds
The Funds may not issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder.	The Funds may not issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder.

C-1 |

Lending
Target Fund	Acquiring Fund
Allspring Target Funds	Allspring Dynamic Target Funds

The Funds may not make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund’s total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.

The Funds may not make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund’s total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.

Real Estate
Target Fund	Acquiring Fund
Allspring Target Funds	Allspring Dynamic Target Funds

The Funds may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Underwriting
Target Fund	Acquiring Fund
Allspring Target Funds	Allspring Dynamic Target Funds

The Funds may not underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund’s investment program may be deemed to be an underwriting.

The Funds may not underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund’s investment program may be deemed to be an underwriting.

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Allspring Funds Management, LLC, provides investment advisory and administrative services for Allspring Funds. Other affiliates provide subadivsory and other services for the funds. The funds are distributed by Allspring Funds Distributor, LLC, Member FINRA.

© 2022 Allspring Funds Management, LLC. All rights reserved.	INFO072 www.allspringglobal.com

ALLSPRING FUNDS TRUST

525 MARKET STREET, 12TH FLOOR, SAN FRANCISCO, CA 94105
1.800.222.8222

PART B
STATEMENT OF ADDITIONAL INFORMATION

July 7, 2022

Relating to the acquisition of assets of

ALLSPRING TARGET TODAY FUND
ALLSPRING TARGET 2010 FUND
ALLSPRING TARGET 2015 FUND
ALLSPRING TARGET 2020 FUND
ALLSPRING TARGET 2025 FUND
ALLSPRING TARGET 2030 FUND
ALLSPRING TARGET 2035 FUND
ALLSPRING TARGET 2040 FUND
ALLSPRING TARGET 2045 FUND
ALLSPRING TARGET 2050 FUND
ALLSPRING TARGET 2055 FUND
ALLSPRING TARGET 2060 FUND
a series of
ALLSPRING FUNDS TRUST
by and in exchange for shares of
ALLSPRING DYNAMIC TARGET TODAY FUND
ALLSPRING DYNAMIC TARGET 2015 FUND
ALLSPRING DYNAMIC TARGET 2020 FUND
ALLSPRING DYNAMIC TARGET 2025 FUND
ALLSPRING DYNAMIC TARGET 2030 FUND
ALLSPRING DYNAMIC TARGET 2035 FUND
ALLSPRING DYNAMIC TARGET 2040 FUND
ALLSPRING DYNAMIC TARGET 2045 FUND
ALLSPRING DYNAMIC TARGET 2050 FUND
ALLSPRING DYNAMIC TARGET 2055 FUND
ALLSPRING DYNAMIC TARGET 2060 FUND
a series of
ALLSPRING FUNDS TRUST

Class A, Class C, Class R, Class R4, Class R6, Administrator Class

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the Prospectus/Information Statement dated July 7, 2022. The Prospectus/Information Statement, into which this SAI has been incorporated by reference, may be obtained without charge by calling 1-800-222-8222 or writing to Allspring Funds, PO Box 219967, Kansas City, MO 64121-99676. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Information Statement.

INCORPORATION OF DOCUMENTS BY REFERENCE IN STATEMENT OF ADDITIONAL INFORMATION

This SAI consists of this cover page and the following described items, which are hereby incorporated by reference:

1.	The Statement of Additional Information dated July 1, 2022, as supplemented to date, for Allspring Target Date Retirement Funds, which was filed electronically with the Securities and Exchange Commission on June 24, 2022, File No. 811-09253, on Form N-1A, accession no. 0001081400-22-000522.

2.	The Statement of Additional Information dated July 1, 2022, as supplemented to date, for Allspring Dynamic Target Date Retirement Funds, which was filed electronically with the Securities and Exchange Commission on June 24, 2022, File No. 811-09253, on Form N-1A, accession no. 0001081400-22-000524.

3.	The financial statements, including the notes to the financial statements, and the reports of the independent

1 |

registered public accounting firm thereon contained in the annual report for Allspring Target Date Retirement Funds and Allspring Dynamic Target Date Retirement Funds, each for the fiscal year ended February 28, 2022, filed electronically with the Securities and Exchange Commission on May 6, 2022, File No. 811-09253, accession no. 0001193125-22-143557.

4.	The financial statements, including the notes to the financial statements, contained in the semi-annual report for Allspring Target Date Retirement Funds and Allspring Dynamic Target Date Retirement Funds, each for the fiscal half-year ended August 31, 2021, filed electronically with the Securities and Exchange Commission on November 5, 2021, File No. 811-09253, accession no. 0001193125-21-321620.

In addition, this SAI includes the Supplemental Financial Information provided below.

SUPPLEMENTAL FINANCIAL INFORMATION

A table showing the fees of each Acquiring Fund and each Target Fund, and the fees and expenses of each Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganizations, is included in the sections entitled SHAREHOLDER FEE AND FUND EXPENSE COMPARISON of the Prospectus/Information Statement.

The Reorganization will not result in a material change to the Target Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund. In particular, each security held by the Target Fund is eligible to be held by the Acquiring Fund. Notwithstanding the foregoing, prior to the Reorganization, changes to the Target Fund’s investment portfolio are expected to be made to more closely align the Target Fund’s underlying holdings, where possible, with the underlying holdings of the Acquiring Fund.

There are no material differences in the accounting policies of the Target Fund as compared to those of the Acquiring Fund.

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